                         [LOGO OF WMA SECURITIES, INC.]


                                    POWER V


                              VARIABLE
                              UNIVERSAL LIFE


                              PROSPECTUS MAY 1, 1999
                              Includes Prospectues for:
                                   Kemper Variable Series
                                   American Skandia Trust
                                   Fidelity Variable Insurance Products Fund
                                   Fidelity Variable Insurance Products Fund II
                                   Fidelity Variable Insurance Products Fund III Scudder Variable Life Investment Fund


                              This prospectus does not constitute an offer to sell or a solicitation of an offer to buy securities in any state, to any person, to whom it is not lawful to make such an offer in such state.

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                            PROSPECTUS--MAY 1, 1999

--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313

     This Prospectus describes a variable life insurance policy of Kemper Investors Life Insurance Company. The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.

     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 22 for a discussion of laws that affect the tax treatment of the Policy.

     A Policy owner has the following choices for allocating premium:

          - the Fixed Account, which accrues interest at our guaranteed rate, and

          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

     The following portfolios of underlying mutual funds are currently available under the Policy:

          - Kemper Variable Series (formerly Investors Fund Series)
            - Kemper Money Market
            - Kemper Total Return
            - Kemper High Yield
            - Kemper Growth
            - Kemper Government Securities
            - Kemper International
            - Kemper Small Cap Growth

          - Fidelity Variable Insurance Products Fund
            - Fidelity VIP Equity-Income
            - Fidelity VIP High Income

          - Fidelity Variable Insurance Products Fund II
            - Fidelity VIP II Contrafund
            - Fidelity VIP II Index 500

- Fidelity Variable Insurance Products Fund III
  - Fidelity VIP III Growth Opportunities

- American Skandia Trust
  - AST Lord Abbett Growth and Income
  - AST JanCap Growth
  - AST T. Rowe Price International Equity
  - AST T. Rowe Price Asset Allocation
  - AST Janus Small-Cap Growth (formerly Founders
    Capital Appreciation)
  - AST INVESCO Equity Income
  - AST PIMCO Total Return Bond
  - AST PIMCO Limited Maturity Bond
  - AST Neuberger Berman Mid-Cap Growth

- Scudder Variable Life Investment Fund
  - Scudder VLIF International (B-Shares)
  - Scudder VLIF Growth and Income (B-Shares)

     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

     The Policy owner chooses from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

     The Policy owner may cancel the Policy and receive a refund during the Free-Look Period.

     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.

     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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
                                                               Page
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
KILICO AND THE SEPARATE ACCOUNT.............................      5
THE FUNDS...................................................      5
FIXED ACCOUNT OPTION........................................      8
THE POLICY..................................................      9
POLICY BENEFITS AND RIGHTS..................................     11
CHARGES AND DEDUCTIONS......................................     15
GENERAL PROVISIONS..........................................     18
DOLLAR COST AVERAGING.......................................     21
SYSTEMATIC WITHDRAWAL PLAN..................................     21
DISTRIBUTION OF POLICIES....................................     21
FEDERAL TAX MATTERS.........................................     22
LEGAL CONSIDERATIONS........................................     24
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     24
VOTING INTERESTS............................................     24
STATE REGULATION OF KILICO..................................     24
KILICO'S DIRECTORS AND OFFICERS.............................     26
LEGAL MATTERS...............................................     27
LEGAL PROCEEDINGS...........................................     28
YEAR 2000 COMPLIANCE........................................     28
EXPERTS.....................................................     29
REGISTRATION STATEMENT......................................     29
FINANCIAL STATEMENTS........................................     29
CHANGE OF ACCOUNTANTS.......................................     29
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................     72
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................     81

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                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.

     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.

     COMPANY ("WE", "US", "OUR", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1 Kemper Drive, Long Grove, Illinois 60049.

     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.

     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to KILICO.

     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

     FREE-LOOK PERIOD--The time when a Policy owner may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy.

     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

     PLANNED PREMIUM--The scheduled premium specified by the Policy owner in the application.

     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of state law regarding Our obligations between the time We accept an application and premium and the time We issue the Policy. The specific terms are provided when We accept an application.

     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

     SPECIFIED AMOUNT--The amount chosen by the Policy owner and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

     SUBACCOUNT--A subdivision of the Separate Account.

     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.

     TRADE DATE--The date 30 days following the date the Policy owner completes all requirements for coverage and we record coverage under the Policy as in force.

     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                        1
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                                    SUMMARY

     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

     The Policy owner pays a premium for life insurance coverage on the Insured. Generally, an owner may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 9, "Charges and Deductions," page 15, and "Policy Benefits and Rights," page 11.)

     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. For a Policy treated as a modified endowment contract, certain distributions will be included in the Policy owner's gross federal income (See "Federal Tax Matters," page 22.)

     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

POLICY BENEFITS

     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. The Policy owner bears the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 13.)

     The Policy owner may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 15.)

     POLICY LOANS. The Policy owner may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 22.)

     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless the Policy owner requests otherwise) to the Loan Account. We credit 3% annual interest to Cash Value held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 14.)

     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 22.)

     DEATH BENEFITS. An in force Policy pays a death benefit payment upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 11.)

PREMIUMS

     The amount and frequency of premium payments are flexible. The Policy owner specifies a Planned Premium on the application. However, the owner is not required to make the planned premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which an owner pays premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy -- Premiums," page 9.)

THE SEPARATE ACCOUNT

     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. A Policy owner indicates in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twenty-three Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds.

     The initial premium, minus applicable charges, is allocated to the Kemper Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with the Policy owner's instructions in the application. (See "The Policy -- Policy Issue," page 9.)

     TRANSFERS. The Policy owner may transfer Separate Account Value among the Subaccounts once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "The Policy-Allocation of Premiums and Separate Account Value," page 9.)

THE FUNDS

     The following portfolios of Kemper Variable Series (formerly Investors Fund Series) are currently available for investment by the Separate Account:

          - KEMPER MONEY MARKET PORTFOLIO

          - KEMPER TOTAL RETURN PORTFOLIO

          - KEMPER HIGH YIELD PORTFOLIO

          - KEMPER GROWTH PORTFOLIO

          - KEMPER GOVERNMENT SECURITIES PORTFOLIO

          - KEMPER INTERNATIONAL PORTFOLIO

          - KEMPER SMALL CAP GROWTH PORTFOLIO.

     The following portfolios of American Skandia Trust are currently available for investment by the Separate Account:

          - AST LORD ABBETT GROWTH AND INCOME

          - AST JANCAP GROWTH

          - AST T. ROWE PRICE INTERNATIONAL EQUITY

          - AST T. ROWE PRICE ASSET ALLOCATION

          - AST JANUS SMALL-CAP GROWTH (FORMERLY FOUNDERS CAPITAL APPRECIATION)

          - AST INVESCO EQUITY INCOME

          - AST PIMCO TOTAL RETURN BOND

          - AST PIMCO LIMITED MATURITY BOND

          - AST NEUBERGER BERMAN MID-CAP GROWTH (FORMERLY BERGER CAPITAL
     GROWTH).

     The following portfolios of Fidelity Variable Insurance Products Fund (Fidelity VIP), Fidelity Variable Insurance Products Fund II (Fidelity VIP II) and Fidelity Variable Insurance Products Fund III (Fidelity VIP III) are currently available for investment by the Separate Account:

          - FIDELITY VIP EQUITY-INCOME

          - FIDELITY VIP HIGH INCOME

          - FIDELITY VIP II CONTRAFUND

          - FIDELITY VIP II INDEX 500

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

          - FIDELITY VIP III GROWTH OPPORTUNITIES.

The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:

          - SCUDDER VLIF INTERNATIONAL (B-SHARES)

          - SCUDDER VLIF GROWTH AND INCOME (B-SHARES).

     For a more detailed description of the Funds, see "The Funds," page 5, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from Us upon request.

CHARGES

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, We deduct a charge of 1% of each premium payment to compensate Us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 15.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should We determine that these taxes apply, We may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 22.)

     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, We deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 15 and 16, respectively.)

     On each Monthly Processing Date, We deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 16.)

     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 15.)

     The Policy owner indirectly bears the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 17.)

TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW

     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of owners, an assignment, a loan or a surrender of the Policy may have tax consequences.

     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 22.)

FREE-LOOK PERIOD

     The Policy owner may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 15.)

ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS

     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.

                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY

     Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a majority owned (76.4 percent) subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich"). Zurich is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed in the September, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively. KILICO offers life insurance and annuity products and is admitted to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.

     The Separate Account is administered and accounted for as part of Our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business We conduct. The Policy benefits are our obligations.

     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.

     The Policy currently offers twenty-three Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.

                                   THE FUNDS

     The Separate Account invests in shares of the Kemper Variable Series (formerly Investors Fund Series), American Skandia Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently We do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if We believe that a Fund's response to any of those events or conflicts insufficiently protects owners, We will take appropriate action on Our own.

     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies.

Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)

     The Kemper Variable Series (formerly Investors Fund Series) portfolios in which the Separate Account invests are summarized below:

     KEMPER MONEY MARKET PORTFOLIO: This Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

     KEMPER TOTAL RETURN PORTFOLIO: This Portfolio seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks to provide a high level of current income.

     KEMPER GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital.

     KEMPER INTERNATIONAL PORTFOLIO: This Portfolio seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.

     Scudder Kemper Investments, Inc. ("SKI"), Our affiliate, is the investment manager to each Portfolio of the Kemper Variable Series (formerly Investors Fund Series) specified above. Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of SKI, is the sub-adviser for the Kemper International Portfolio.

AMERICAN SKANDIA TRUST

     The American Skandia Trust portfolios in which the Separate Account invests are summarized below:

     AST LORD ABBETT GROWTH AND INCOME PORTFOLIO: This Portfolio seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     AST JANCAP GROWTH PORTFOLIO: This Portfolio seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO: This Portfolio seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: This Portfolio seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     AST JANUS SMALL-CAP GROWTH (FORMERLY FOUNDERS CAPITAL APPRECIATION)
PORTFOLIO: This Portfolio seeks capital growth through investment primarily in common stocks of U.S. companies with market capitalizations of less than $1.5 billion or annual gross revenues of less than $500 million.

     AST INVESCO EQUITY INCOME PORTFOLIO: This Portfolio seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The Portfolio invests primarily in dividend-paying, marketable common stocks of domestic and foreign issuers.

     AST PIMCO TOTAL RETURN BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various maturities.

     AST PIMCO LIMITED MATURITY BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various maturities.

     AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (FORMERLY BERGER CAPITAL GROWTH PORTFOLIO): This Portfolio seeks capital growth by investing in the common stocks of companies with market capitalizations from $300 million to $10 billion.

     American Skandia Investment Services, Incorporated ("ASISI") is the investment manager for the American Skandia Trust. ASISI engages a sub-adviser for each Portfolio as described in the prospectus to the American Skandia Trust.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     The Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III portfolios in which the Separate Account invests are summarized below:

     FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income.

     FIDELITY VIP HIGH INCOME PORTFOLIO: This Portfolio seeks a high level of current income while also considering growth of capital.

     FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation.

     FIDELITY VIP II INDEX 500 PORTFOLIO: This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO: This Portfolio seeks to provide capital growth.

     Fidelity Management & Research Company ("FMR") is the investment manager of the Fidelity VIP, VIP II and VIP III Funds.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:

     SCUDDER VLIF INTERNATIONAL PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

     Scudder Kemper Investments, Inc. ("SKI") is the investment advisor of each portfolio of the Scudder Variable Life Investment Fund specified above.

     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from Us upon request.

CHANGE OF INVESTMENTS

     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in Our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in Our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to a Policy owner's interest in a Subaccount without notice to the owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policy owners.

     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in Our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing owners as We determine.

     If We deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

        - operated as a management company under the 1940 Act;

        - deregistered under that Act in the event such registration is no longer required; or

        - combined with Our other separate accounts. To the extent permitted by law, We may also transfer assets of the Separate Account to another separate account, or to the General Account.

                                  FIXED ACCOUNT OPTION

     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     Under the Fixed Account Option, We pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless We refer to fixed accumulation and settlement options.

     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At Our discretion, We may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE

     Before We issue a Policy, We must receive a completed application and a full initial premium at Our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to Our underwriting requirements. If We decline an application, We will refund the Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

     After underwriting is complete and the Policy is delivered to its owner, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

PREMIUMS

     We must receive premiums at Our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

     PLANNED PREMIUMS. A Policy owner specifies a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, the owner is not required to pay Planned Premiums.

     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which a Policy owner pays premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters".)

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")

     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.

     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code.

     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.

ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE

     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Kemper Money Market Subaccount. The Separate Account Value remains in the Kemper Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from the Policy owner. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of ten accounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. The Policy owner bears the entire investment risk.

     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

     Transfer requests must be in writing in a form acceptable to Us, or by telephone authorization under forms We authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Policy owner's remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following Our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with Our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Policy owner bears the risk of loss in the event of a fraudulent telephone transfer.

     If a Policy owner authorizes a third party to transact transfers on the Policy owner's behalf, We will reallocate the Cash Value pursuant to the authorized asset allocation program. However, We do not offer or participate in any asset allocation program and We take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

     AUTOMATIC ASSET REALLOCATION. A Policy owner may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in the Policy owner's predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitations. An election to participate in the automatic asset reallocation program must be in writing on Our form and returned to Our home office.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

     The grace period is 61 days. The grace period begins when We send notice that the Surrender Value is insufficient to cover the monthly deductions. If We do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, the Policy owner may voluntarily repay a portion of Debt to avoid lapse. The owner may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

        - receipt of evidence of insurability satisfactory to Us;

        - payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

        - payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date We approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS

     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

     A Policy owner selects in the application one of two death benefit options:
Option A or Option B. Subject to certain restrictions, the owner can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

     The Policy owner chooses the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.

     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, We seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.

     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500

     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

     Death Benefits ordinarily are paid within seven days after We receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments")

CHANGES IN DEATH BENEFIT OPTION

     After the first Policy Year, a Policy owner may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after We accept the change.

     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.

     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     After the first Policy Year, a Policy owner may increase or decrease the Specified Amount, subject to Our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing a Policy owner's cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing an owner's cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.

     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

          - Our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, resulting in the Policy's termination or

          - Our determination that the decrease would cause the Policy to fail the tax guideline premium limitations because the payments from Cash Value required to effect the decrease exceed Surrender Value.

     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following Our acceptance of the request. If the Policy owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY

     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, We pay the Policy owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and We have no further obligations under the Policy.

CASH VALUE

     Cash Value reflects

          - the investment experience of the selected Subaccounts

          - the frequency and amount of premiums paid

          - transfers between Subaccounts

          - withdrawals

          - any Fixed Account or Loan Account values

          - Policy charges

A Policy owner may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.

     CALCULATION OF CASH VALUE. Cash Value is the total of

          - Separate Account Value

          - Fixed Account Value

          - Loan Account value

     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

     On any Valuation Date, Separate Account Value in any Subaccount equals:

          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.

     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

     The Cash Value in the Fixed Account is credited with interest at Our declared annual rate. The annual rate will never be less than 3%.

     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS

     After the first Policy Year, the Policy owner may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless the Policy owner directs otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.

     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. A Policy owner must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to the Policy owner's current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions We will notify the Policy owner. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")

     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

SURRENDER PRIVILEGE

     If the Insured is alive, the Policy owner may surrender the Policy for its Surrender Value. To surrender the Policy, the owner must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)

     PARTIAL WITHDRAWALS. After the first Policy Year, a Policy owner may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. During the surrender period, the maximum amount of partial withdrawal is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

FREE-LOOK PERIOD AND EXCHANGE RIGHTS

     During the Free-Look Period, the Policy owner may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date the Policy is received by the owner, or, 45 days after the owner completes the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. An owner seeking a refund should return the Policy to Us or to the agent who sold the Policy.

     At any time during the first two years after the Issue Date, the Policy owner may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by KILICO or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at the election of the owner, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses Us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate Us for higher corporate income taxes under the current Internal Revenue Code.

COST OF INSURANCE CHARGE

     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers Our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.

     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on Our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the

Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.

     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks We assume.

     The mortality and expense risk We assume is that Our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.

MONTHLY ADMINISTRATIVE CHARGE

     We deduct a monthly administrative expense charge to reimburse Us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy owners. This charge is designed only to reimburse Us for actual administrative expenses. Currently, this charge is $5 per month.

OTHER CHARGES

     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:

     (a) an administrative component (issue charge); plus

     (b) a sales component (deferred sales charge); times

     (c) the Surrender Charge percentage.

     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.

     The Surrender Charge is determined based upon the date We receive the written request for surrender. In no case will the Surrender Charge be greater than the maximum allowable under the Standard Non-forfeiture law. It is possible, although unlikely, that in the early period of a Policy, the Surrender Charge, which includes an issue charge component and deferred sales charge component, could exceed premiums paid.

     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.

     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.

     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:

         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75

     The deferred sales charge reimburses Us for some of the expenses of distributing the Policies.

     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%

     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:

(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00

     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses Us for the administrative expenses related to the withdrawal.

     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses Us for the administrative expenses related to the transfer.

     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds. (See "The Funds.")

     Each portfolio incurs annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. The management fees for each Portfolio for the year ending December 31, 1998 as a percentage of average net assets were as follows: Kemper Money Market 0.50%; Kemper Total Return 0.55%; Kemper High Yield 0.60%; Kemper Growth 0.60%; Kemper Government Securities 0.55%; Kemper International 0.75%; Kemper Small Cap Growth 0.65%; AST Lord Abbett Growth and Income 0.75%; AST JanCap Growth 0.90%; AST T. Rowe Price Asset Allocation 0.85%; AST T. Rowe Price International Equity 1.00%; AST Janus Small-Cap Growth (formerly Founders Capital Appreciation) 0.90%; AST INVESCO Equity Income 0.75%; AST PIMCO

Total Return Bond 0.65%; AST PIMCO Limited Maturity Bond 0.65%; AST Neuberger Berman Mid-Cap Growth 0.90%; Fidelity VIP Equity-Income 0.49%; Fidelity VIP High Income 0.58%; Fidelity VIP II Contrafund 0.59%; Fidelity VIP II Index 500 0.24%; Fidelity VIP III Growth Opportunities 0.59%; Scudder VLIF International (B-Shares) 0.87%; and Scudder VLIF Growth and Income (B-Shares) 0.47%. The investment manager of the AST JanCap Growth Portfolio has agreed to reimburse and or waive fees. With this fee waiver the management fee is 0.88%.

     The other expenses for each Portfolio for the year ending December 31, 1998 as a percentage of average net assets were as follows: Kemper Money Market 0.04%; Kemper Total Return 0.05%; Kemper High Yield 0.05%; Kemper Growth 0.05%; Kemper Government Securities 0.11%; Kemper International 0.18%; Kemper Small Cap Growth 0.05%; AST Lord Abbett Growth and Income 0.16%; AST JanCap Growth 0.14%; AST T. Rowe Price Asset Allocation 0.24%; AST T. Rowe Price International Equity 0.25%; AST Janus Small-Cap Growth (formerly Founders Capital Appreciation) 0.22%; AST INVESCO Equity Income 0.18%; AST PIMCO Total Return Bond 0.18%; AST PIMCO Limited Maturity Bond 0.21%; AST Neuberger Berman Mid-Cap Growth 0.17%; Fidelity VIP Equity-Income 0.09%; Fidelity VIP High Income 0.12%; Fidelity VIP II Contrafund 0.11%; Fidelity VIP II Index 500 0.11%; Fidelity VIP III Growth Opportunities 0.12%; Scudder VLIF International (B-Shares) 0.18%; and Scudder VLIF Growth and Income (B-Shares) 0.09%. In addition, the Scudder VLIF International Portfolio and Scudder VLIF Growth and Income Portfolio each also have a 12b-1 fee of 0.23%. The investment manager for the American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios. Certain of the Fidelity VIP, VIPII and VIPIII Funds, or their investment manager, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses, after reimbursement for Fidelity VIPII Index 500, were: Fidelity VIP Equity-Income 0.57%, Fidelity VIPII Contrafund 0.66%, Fidelity VIPII Index 500 0.28%, and Fidelity VIPIII Growth Opportunities 0.70%. For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.

     The Fund(s) may pay 12b-1 fees to Us or Our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from Us upon request.

     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse Us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Policy owners and owners of all other policies funded by the Separate Account.

                               GENERAL PROVISIONS

SETTLEMENT OPTIONS

     The Policy owner, or Beneficiary at the death of the Insured if no election by the owner is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, We may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.

     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     We must consent to any other payment methods.

     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of owners; or

          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

     Transfers may also be postponed under these circumstances.

     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to Us by check or draft may be postponed until such time as We determine that such instrument has been honored by the bank upon which it was drawn.

THE CONTRACT

     The Policy, any endorsements, and the application constitute the entire contract between Us and the Policy owner. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

INCONTESTABILITY

     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.

SUICIDE

     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT

     No Policy assignment is binding on us until We receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, the rights of the Policy owner and Beneficiary are subject to the rights of the assignee of record.

NONPARTICIPATING

     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

OWNER AND BENEFICIARY

     The Policy owner may designate a new owner while the Insured is alive.

     The Policy owner designates primary and secondary Beneficiaries in the application. We rely upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, We will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.

     In order to change the Policy owner or a designated Beneficiary, the owner must sign Our form. The change is effective when the owner signs the form, but We are not liable for payments made or actions taken before We receive the signed form.

RECORDS AND REPORTS

     We keep the Separate Account records. We send Policy owners, at their last known address of record, an annual report showing:

        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments

     Confirmations and acknowledgments of various transactions are also sent to Policy owners. We also send annual and semi-annual Fund reports.

WRITTEN NOTICES AND REQUESTS

     Send written notices or requests to Our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to a Policy owner's address shown in the application unless an address change is filed with Us.

OPTIONAL INSURANCE BENEFITS

     The following optional insurance benefits are available by Rider at the time of application:

          - waiver of monthly deductions due to Insured's total disability

          - term insurance on the Insured's dependent children

          - acceleration of a portion of the death benefit due to Insured's terminal illness

          - term insurance on additional insureds

     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

     Under Our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Kemper Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. A Policy owner may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.

     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

     Dollar Cost Averaging ends if:

          - the number of designated monthly transfers has been completed

          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer

          - we receive the Policy owner's written termination at least 5 business days before the next transfer date

          - the Policy is surrendered.

     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

     A Policy owner may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.

     To participate in Dollar Cost Averaging, a Policy owner may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.

                           SYSTEMATIC WITHDRAWAL PLAN

     We offer a Systematic Withdrawal Plan ("SWP") allowing Policy owners to preauthorize periodic withdrawals after the first Policy Year. Policy owners instruct Us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. The Policy owner's periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, We charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse Us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from the Policy owner's representative or Us. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by the Policy owner or Us.

                            DISTRIBUTION OF POLICIES

     The Policy is sold by licensed insurance representatives who represent Us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.

     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, We may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

                              FEDERAL TAX MATTERS

INTRODUCTION

     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

     This discussion does not address state or local tax consequences associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

OUR TAX STATUS

     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect Our federal income tax liability because We are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, We do not charge or credit the Separate Account for federal, state or local taxes. However, Our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, We charge 1% of each premium payment to compensate Us for Our higher corporate income tax liability.

     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes We actually pay.

TAXATION OF LIFE INSURANCE POLICIES

     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums, increase the Death Benefit (which may result in higher Policy charges), or take any other action We deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) We, rather than the Policy owner, are considered the owner of the assets of the Separate Account.

     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and the Policy owner is taxable on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of the Separate Account. Income and gains from the Separate Account would then be includible in the Policy owners' gross income. The IRS has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control. As of the date of this Prospectus, no investor control guidance is available.

     We reserve the right to modify the Policy as necessary to attempt to prevent Policy owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to the Policy owner unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in the owner's ordinary income. The "investment in the contract" generally is premium payments minus non-taxable distributions. Distributions may be taxable to the owner if the Policy is considered a "modified endowment contract" ("MEC").

POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to the owner if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Policy owner's income.

     Interest on an individual's Policy loans and interest on any loans of a Policy owner that is a business entity are subject to possible disallowance under complex rules. Consult a tax adviser on these issues.

POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

     We monitor the Policies and attempt to notify Policy owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The owner may then request that we take available steps to avoid treating the Policy as a MEC.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income if Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

     If the Policy owner assigns or pledges Cash Value under a MEC (or agrees to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, a Policy owner should consult a qualified tax adviser.

     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the owner attains age 59 1/2, (2) because the owner has become disabled (as defined in the Code), or (3) as substantially equal periodic payments over the life or life expectancy of the owner (or the joint lives or life expectancies of the owner and his or her beneficiary).

     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from Us or Our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not clear;

however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

     OTHER CONSIDERATIONS. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes, or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary.

FEDERAL INCOME TAX WITHHOLDING

     We withhold and send to the federal government a part of the taxable portion of withdrawals unless the Policy owner notifies Us in writing at the time of withdrawal that he or she elects no withholding. The Policy owner is always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policy owner may also be required to pay penalties under the estimated tax rules, if the owner's withholding and estimated tax payments are insufficient to satisfy the owner's total tax liability.

                              LEGAL CONSIDERATIONS

     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     We hold the assets of the Separate Account. We keep these assets segregated and apart from Our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.

                                VOTING INTERESTS

     We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give Us instructions with respect to that Subaccount. An owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which a Policy owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.

     We vote all Fund shares held in the Separate Account proportionately based on Policy owners' instructions. If changes in law permit, We may vote a Fund's shares in Our own right.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, We may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a portfolio of a Fund if We reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if We determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event We disregard voting instructions, We will include a summary of that action and the reasons for it in the next annual report to Policy owners.

                           STATE REGULATION OF KILICO

     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before

March 1st of each year covering Our operations and reporting on Our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

     In addition, We are subject to the insurance laws and regulations of the other states where We operate. Generally, the insurance departments of other states apply the laws of Illinois in determining Our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS

     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
John B. Scott (54)                     Chief Executive Officer, President and Director of Federal
Chief Executive Officer since          Kemper Life Assurance Company (FKLA) and Fidelity Life
February 1992. President since         Association (FLA) since 1988. Chief Executive Officer,
November 1993. Director since 1992.    President and Director of Zurich Life Insurance Company of
                                       America (ZLICA) and Zurich Direct, Inc. (ZD) since March
                                       1996. Chairman of the Board and Director of Investors
                                       Brokerage Services, Inc. (IBS) and Investors Brokerage
                                       Services Insurance Agency, Inc. (IBSIA) since 1993. Chairman of the Board of FKLA and FLA from April 1988 to January
                                       1996. Chairman of the Board of KILICO from February 1992 to
                                       January 1996. Executive Vice President and Director of
                                       Kemper Corporation (Kemper) since January 1994 and March
                                       1996, respectively. Executive Vice President of Kemper
                                       Financial Companies, Inc. from January 1994 to January 1996 and Director from 1992 to January 1996.

Eliane C. Frye (51)                    Executive Vice President of FKLA and FLA since 1995.
Executive Vice President since 1995.   Executive Vice President of ZLICA and ZD since March 1996.
Director since May 1998.               Director of FLA since December 1997. Director of FKLA and
                                       ZLICA since May 1998. Director of ZD from March 1996 to
                                       March 1997. Director of IBS and IBSIA since 1995. Senior
                                       Vice President of KILICO, FKLA and FLA from 1993 to 1995.
                                       Vice President of FKLA and FLA from 1988 to 1993.

Frederick L. Blackmon (47)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA since March
                                       1996. Senior Vice President and Chief Financial Officer of
                                       ZD since March 1996. Director of FLA since May 1998.
                                       Director of ZD from March 1996 to March 1997. Treasurer and
                                       Chief Financial Officer of Kemper since January 1996. Chief
                                       Financial Officer of Alexander Hamilton Life Insurance
                                       Company from April 1989 to November 1995.

James C. Harkensee (40)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA since 1995. Senior Vice
1996.                                  President of ZD since 1995. Director of ZD from April 1993 to March 1997 and since March 1998. Vice President of ZLICA from 1992 to 1995. Chief Actuary of ZLICA from 1991 to 1994.
                                       Assistant Vice President of ZLICA from 1990 to 1992. Vice
                                       President of ZD from 1994 to 1995.

James E. Hohmann (43)                  Senior Vice President of FKLA since December 1995. Chief
Senior Vice President since December   Actuary of FKLA and KILICO from December 1995 to January
1995. Director since May 1998.         1999. Senior Vice President of FLA since January 1996. Chief
                                       Actuary of FLA from January 1996 to January 1999. Senior
                                       Vice President of ZLICA and ZD since March 1996. Chief
                                       Actuary of ZLICA and ZD from March 1996 to January 1999.
                                       Director of FLA since June 1997. Director of FKLA and ZLICA since May 1998. Director of ZD from March 1996 to March
                                       1997. Managing Principal (Partner) of Tillinghast-Towers
                                       Perrin from January 1991 to December 1995.
                                       Consultant/Principal (Partner) of Tillinghast-Towers Perrin
                                       from November 1986 to January 1991.

Edward K. Loughridge (44)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Debra P. Rezabek (43)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996.
General Counsel since 1992. Corporate  Director of FLA since May 1998. Vice President of KILICO,
Secretary since January 1996.          FKLA and FLA since 1995. General Counsel and Director of
                                       Government Affairs of FKLA and FLA since 1992 and of KILICO since 1993. Senior Vice President, General Counsel and
                                       Corporate Secretary of ZLICA since March 1996. Senior Vice
                                       President, General Counsel and Corporate Secretary of ZD
                                       since March 1996. Director of ZD from March 1996 to March
                                       1997. Secretary of IBS and IBSIA since 1993. Director of IBS and IBSIA from 1993 to 1996. Assistant General Counsel of
                                       FKLA and FLA from 1988 to 1992. General Counsel and
                                       Assistant Secretary of KILICO, FKLA and FLA from 1992 to
                                       1996. Assistant Secretary of Kemper since January 1996.

Kenneth M. Sapp (53)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Director of IBS since May 1998. Director of IBSIA
1998.                                  since September 1998. Vice President--Aetna Life Brokerage of Aetna Life & Annuity Company from February 1992 to
                                       January 1998.

George Vlaisavljevich (56)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.

Loren J. Alter (60)                    Director of FKLA, FLA and Scudder Kemper Investments, Inc.
Director since January 1996.           (SKI) since January 1996. Director of ZLICA since May 1979.
                                       Executive Vice President and Chief Financial Officer of
                                       Zurich U.S. since 1979. President, Chief Executive Officer and Director of Kemper since January 1996.

William H. Bolinder (55)               Chairman of the Board and Director of FKLA and FLA since
Chairman of the Board and Director     January 1996. Chairman of the Board of ZLICA and ZD since
since January 1996.                    March 1995. Chairman of the Board and Director of Kemper
                                       since January 1996. Director of SKI since January 1996. Vice
                                       Chairman of SKI from January 1996 to 1998. Member of the
                                       Group Executive Board of Zurich Financial Services Group
                                       since 1998. Member of the Corporate Executive Board of
                                       Zurich Insurance Group from October 1994 to 1998. Chairman of Zurich American Insurance Company since 1998. Chairman of the Board of American Guarantee and Liability Insurance
                                       Company, Zurich American Insurance Company of Illinois,
                                       American Zurich Insurance Company and Steadfast Insurance
                                       Company since 1995. Chief Executive Officer of American
                                       Guarantee and Liability Insurance Company, Zurich American
                                       Insurance Company of Illinois and American Zurich Insurance
                                       Company from 1986 to June 1995. President of Zurich Holding
                                       Company of America since 1986. Manager of Zurich Insurance
                                       Company, U.S. Branch from 1986 to 1998. Underwriter for
                                       Zurich American Lloyds since 1986.

David A. Bowers (52)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich U.S. since August
                                       1985. Vice President, General Counsel and Secretary of
                                       Kemper since January 1996.

Gunther Gose (54)                      Director of FKLA, FLA and ZLICA since November 1998. Chief
Director since November 1998.          Financial Officer and Member of the Group Executive Board of
                                       Zurich Financial Services since October 1998. Member of the
                                       Corporate Executive Board of Zurich Insurance Group from
                                       April 1990 to October 1998.

                                 LEGAL MATTERS

     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and Our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, Our Associate General

Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised Us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to Our total assets or that relates to the Separate Account.

                              YEAR 2000 COMPLIANCE

     Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results for any transaction with a date of January 1, 2000, or later.

     Many companies must undertake major projects to address the year 2000 issue. Each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.

     If a company does not successfully address its year 2000 issues, it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.

     We have taken substantial steps over the last several years to ensure that Our systems will be compliant for the year 2000. Such steps have included the replacement of older systems with new systems which are already compliant. In 1996, We replaced Our investment accounting system, and, in 1997, We replaced Our general ledger and accounts payable system. We have also ensured that new systems developed to support new product introductions in 1997, 1998 and beyond are already year 2000 compliant. Data processing expenses related solely to bringing Our systems in compliance with the year 2000 amounted to $1.3 million in 1998. We anticipate that it will cost an additional $662 thousand to bring all remaining systems into compliance.

     Our policy administration systems have been completely renovated to be year 2000 compliant and are currently running in a test environment. Approximately 75 percent of Our ancillary systems confirmed to be year 2000 compliant were in production at December 31, 1998. We anticipate that all such systems will be in production at April 30, 1999 or sooner. Testing procedures have confirmed the performance, functionality, and integration of converted or replaced platforms, applications, databases, utilities, and interfaces in an operational environment. Our testing and verification for year 2000 compliance has encompassed the following:

     - mainframe computing systems

     - mainframe hardware and systems software

     - PC/LAN computing systems

     - PC/LAN hardware and systems software

     - end-user computing systems

     - interfaces to and from third parties, and

     - other miscellaneous electronic non-information systems

     We have also taken steps requiring all other entities with which We electronically interact, including suppliers and other financial services institutions, to attest to Us in writing that their systems are year 2000 compliant.

     If We do not successfully address Our year 2000 issues, We could face material adverse consequences from lawsuits, lost business, erroneous results and substantial operating problems after January 1, 2000. Although We fully expect to be year 2000 compliant by the close of 1999, We are currently developing contingency plans to handle the most reasonably likely worst case scenarios. These contingency plans are scheduled for completion in the third quarter of 1999.

                                    EXPERTS

     The consolidated balance sheets of KILICO as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of KILICO and subsidiaries for the period from January 4, 1996 to December 31, 1996 and the financial statement schedules as of December 31, 1996 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for the year then ended and for each of the period presented has been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Christopher J. Nickele, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                             REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account relate to other life insurance policies in addition to those offered by this Prospectus. Our included financial statements should be considered only as bearing upon Our ability to meet Our contractual obligations under the Policy. The investment experience of the Separate Account does not affect Our financial statements.

                             CHANGE OF ACCOUNTANTS

     On September 12, 1997, KILICO appointed the accounting firm of PricewaterhouseCoopers LLP ("PricewaterhouseCoopers"), formerly Coopers & Lybrand, L.L.P., as independent accountants for the year ended December 31, 1997 to replace KPMG LLP effective with such appointment. Our Board of Directors approved the selection of PricewaterhouseCoopers as the new independent accountants. Management had not consulted with PricewaterhouseCoopers on any accounting, auditing or reporting matter, prior to that time.

     During the fiscal year ended December 31, 1996, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG LLP's report on the financial statements for 1996 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

     There were no disagreements with PricewaterhouseCoopers on accounting or financial disclosures for the years ended December 31, 1998 or 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors of
Kemper Investors Life Insurance Company and
Contract Owners of KILICO Variable Separate Account:

     In our opinion, the accompanying statement of assets and liabilities and contract owners' equity and the related statement of operations and changes in owner's equity present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Separate Account, which includes the Money Market Subaccount, Total Return Subaccount, High Yield Subaccount, Growth Subaccount, Government Securities Subaccount, International Subaccount, Small Cap Growth Subaccount (investment options within the Investors Fund Series), Janus Small Cap Growth Subaccount, Neuberger & Berman Mid-Cap Growth Subaccount, Jancap Growth Subaccount, Lord Abbett Growth & Income Subaccount, T. Rowe Price International Equity Subaccount, T. Rowe Price Asset Allocation Subaccount, PIMCO Limited Maturity Bond Subaccount, PIMCO Total Return Subaccount, INVESCO Equity Income Subaccount (investment options within the American Skandia Trust), Growth Opportunities Subaccount, Index 500 Subaccount, Equity Income Subaccount, Contrafund Subaccount, High Income Subaccount (investment options within the Fidelity VIP Funds), International Subaccount, Growth & Income Subaccount (investment options within the Scudder Variable Life Investment Fund), thereof, at December 31, 1998, and the changes in their equity for the year then ended and for each of the period presented, except for the Growth Opportunities Subaccount, Index 500 Subaccount, Equity Income Subaccount, Contrafund Subaccount, High Income Subaccount, International Subaccount, Growth & Income Subaccount as to which the period is June 15, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Kemper Investors Life Insurance Company's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1998 by correspondence with transfer agents, provides a reasonable basis for the opinion expressed above.

                                       PricewaterhouseCoopers LLP

Chicago, Illinois
February 19, 1999

                      (This page intentionally left blank)

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1998
(IN THOUSANDS)

                                                                        INVESTORS FUND SERIES
                                    ---------------------------------------------------------------------------------------------
                                      MONEY                                               GOVERNMENT                   SMALL CAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying
    portfolio funds, at current
    value.........................     $981         3,681         1,333        3,472        4,396           176          1,082
  Dividends and other
    receivables...................        3            --            --            1           --            --             --
                                       ----         -----         -----        -----        -----           ---          -----
        Total assets..............      984         3,681         1,333        3,473        4,396           176          1,082
LIABILITIES AND POLICY OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      charges.....................        1             2             1            2            3            --             --
    Other.........................       17            --            --           --           --            --             --
                                       ----         -----         -----        -----        -----           ---          -----
        Total liabilities.........       18             2             1            2            3            --             --
                                       ----         -----         -----        -----        -----           ---          -----
  Policy owners' equity...........     $966         3,679         1,332        3,471        4,393           176          1,082
                                       ====         =====         =====        =====        =====           ===          =====
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess of proceeds from units
    sold over payments for units
    redeemed......................     $348           948           318        1,346        1,878           170            920
  Accumulated net investment
    income........................      618         1,698           903        1,406        1,867             3             57
  Accumulated net realized gain on
    sales of investments..........       --           816            66          319          578            --             12
  Unrealized appreciation of
    investments...................       --           217            45          400           70             3             93
                                       ----         -----         -----        -----        -----           ---          -----
  Policy owners' equity...........     $966         3,679         1,332        3,471        4,393           176          1,082
                                       ====         =====         =====        =====        =====           ===          =====

See accompanying notes to financial statements.

                                                 AMERICAN SKANDIA TRUST
    ----------------------------------------------------------------------------------------------------------------
                                                         LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
         JANUS         NEUBERGER & BERMAN     JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
    SMALL CAP GROWTH     MID-CAP GROWTH       GROWTH       INCOME         EQUITY        ALLOCATION         BOND
       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
    ----------------   ------------------   ----------   -----------   -------------   -------------   -------------
          426                 725             2,653          632            333             247             23
           --                   1                 2            1             --              --             --
          ---                 ---             -----          ---            ---             ---              --
          426                 726             2,655          633            333             247             23
           --                  --                 2           --             --              --             --
           --                  --                --           --             --              --             --
          ---                 ---             -----          ---            ---             ---              --
           --                  --                 2           --             --              --             --
          ---                 ---             -----          ---            ---             ---              --
          426                 726             2,653          633            333             247             23
          ===                 ===             =====          ===            ===             ===              ==
          398                 625             1,851          584            312             222             22
            6                  35                26            8              1               1              1
            5                   7                38            4              2               3             --
           17                  59               738           37             18              21             --
          ---                 ---             -----          ---            ---             ---              --
          426                 726             2,653          633            333             247             23
          ===                 ===             =====          ===            ===             ===              ==

       AMERICAN SKANDIA TRUST
     ---------------------------

     PIMCO TOTAL      INVESCO
       RETURN      EQUITY INCOME
     SUBACCOUNT     SUBACCOUNT
     -----------   -------------
         68             398
         --               1
         --             ---
         68             399
         --              --
         --              --
         --             ---
         --              --
         --             ---
         68             399
         ==             ===
         65             369
          2               5
         --               3
          1              22
         --             ---
         68             399
         ==             ===

KILICO VARIABLE SEPARATE ACCOUNT

DECEMBER 31, 1998
(IN THOUSANDS)

                                                                                                         SCUDDER VARIABLE LIFE
                                                         FIDELITY VIP FUNDS                                 INVESTMENT FUNDS
                                 -------------------------------------------------------------------   --------------------------
                                    GROWTH          INDEX         EQUITY      CONTRA-        HIGH                       GROWTH &
                                 OPPORTUNITIES       500          INCOME        FUND        INCOME     INTERNATIONAL     INCOME
                                  SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 -------------    ----------    ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying
    portfolio funds, at current
    value......................       $51             81            19           80            2             8              6
  Dividends and other
    receivables................        --             --            --           --           --            --             --
                                      ---             --            --           --           --            --             --
        Total assets...........        51             81            19           80            2             8              6
                                      ---             --            --           --           --            --             --
LIABILITIES AND POLICY OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      charges..................        --             --            --           --           --            --             --
    Other......................        --             --            --           --           --            --             --
                                      ---             --            --           --           --            --             --
        Total liabilities......        --             --            --           --           --            --             --
                                      ---             --            --           --           --            --             --
  Policy owners' equity........       $51             81            19           80            2             8              6
                                      ===             ==            ==           ==           ==            ==             ==
ANALYSIS OF POLICY OWNERS'
  EQUITY
  Excess of proceeds from units
    sold over payments for
    units redeemed.............       $47             76            19           71            2             8              6
  Accumulated net investment
    income.....................        --             --            --           --           --            --             --
  Accumulated net realized gain
    on sales of investments....        --             --            --           --           --            --             --
  Unrealized appreciation of
    investments................         4              5            --            9           --            --             --
                                      ---             --            --           --           --            --             --
  Policy owners' equity........       $51             81            19           80            2             8              6
                                      ===             ==            ==           ==           ==            ==             ==

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                         INVESTORS FUND SERIES
                                      -------------------------------------------------------------------------------------------
                                        MONEY        TOTAL         HIGH                   GOVERNMENT                   SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
Dividends and capital gains
  distributions.....................     $72           505          84           458          273            4             59
Mortality and expense risk
  charges...........................       6            16          13            27           41            1              4
                                         ---          ----         ---          ----         ----            --           ---
  Net investment income.............      66           489          71           431          232            3             55
                                         ---          ----         ---          ----         ----            --           ---
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on sales
    of investments..................      --           (67)        (42)         (288)         284           --             12
  Change in unrealized appreciation
    (depreciation) of investments...      --            (1)        (10)          234         (253)           4             75
                                         ---          ----         ---          ----         ----            --           ---
Net realized and unrealized gain
  (loss) on investments.............      --           (68)        (52)          (54)          31            4             87
                                         ---          ----         ---          ----         ----            --           ---
Net increase in policy owners'
  equity resulting from
  operations........................     $66           421          19           377          263            7            142
                                         ===          ====         ===          ====         ====            ==           ===

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                     AMERICAN SKANDIA TRUST
                                -------------------------------------------------------------------------------------------------
                                   JANUS        NEUBERGER & BERMAN                  LORD ABBETT    T. ROWE PRICE    T. ROWE PRICE
                                 SMALL CAP           MID-CAP            JANCAP       GROWTH &      INTERNATIONAL        ASSET
                                   GROWTH             GROWTH            GROWTH        INCOME          EQUITY         ALLOCATION
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                 ----------     ------------------    ----------    -----------    -------------    -------------
Dividends and capital gains
  distributions................     $ 8                 39                37            10               4                2
Mortality and expense risk
  charges......................       2                  3                11             2               2                1
                                    ---                 --               ---            --              --               --
  Net investment income........       6                 36                26             8               2                1
                                    ---                 --               ---            --              --               --
Net realized and unrealized
  gain on
  investments:
  Net realized gain on sales of
    investments................       5                  7                38             4               2                3
  Change in unrealized
    appreciation
    of investments.............      13                 54               718            34              21               19
                                    ---                 --               ---            --              --               --
Net realized and unrealized
  gain on
  investments..................      18                 66               756            38              23               22
                                    ---                 --               ---            --              --               --
Net increase in policy owners'
  equity
  resulting from operations....     $24                 97               782            46              25               23
                                    ===                 ==               ===            ==              ==               ==

(a) For the period June 15, 1998 (commencement of operations) to December 31, 1998.

See accompanying notes to financial statements.


                 AMERICAN SKANDIA TRUST                                           FIDELITY VIP FUNDS
      --------------------------------------------   -----------------------------------------------------------------------------
      PIMCO LIMITED
        MATURITY      PIMCO TOTAL   INVESCO EQUITY      GROWTH           INDEX          EQUITY          CONTRA           HIGH
          BOND          RETURN          INCOME       OPPORTUNITIES        500           INCOME           FUND           INCOME
       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)
      -------------   -----------   --------------   -------------   -------------   -------------   -------------   -------------
            1              2               7              --              --              --              --              --
           --             --               2              --              --              --              --              --
            --             --             --               --              --              --              --              --
            1              2               5              --              --              --              --              --
            --             --             --               --              --              --              --              --
           --             --               3              --              --              --              --              --
           --              1              20               4               5              --               9              --
            --             --             --               --              --              --              --              --
           --              1              23               4               5              --               9              --
            --             --             --               --              --              --              --              --
            1              3              28               4               5              --               9              --
            ==             ==             ==               ==              ==              ==              ==              ==

          SCUDDER VARIABLE LIFE
            INVESTMENT FUNDS
      -----------------------------

                        GROWTH &
      INTERNATIONAL      INCOME
      SUBACCOUNT(A)   SUBACCOUNT(A)
      -------------   -------------
           --              --
           --              --
            --              --
           --              --
            --              --
           --              --
           --              --
            --              --
           --              --
            --              --
           --              --
            ==              ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                         INVESTORS FUND SERIES
                                      -------------------------------------------------------------------------------------------
                                        MONEY        TOTAL         HIGH                   GOVERNMENT                   SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
Operations:
 Net investment income...............   $   66          489          71          431          232             3             55
 Net realized gain (loss) on sales of
   investments.......................       --          (67)        (42)        (288)         284            --             12
 Change in unrealized appreciation
   (depreciation) of investments.....       --           (1)        (10)         234         (253)            4             75
                                        ------       ------       -----        -----        -----           ---          -----
   Net increase in policy owners'
     equity resulting from
     operations......................       66          421          19          377          263             7            142
                                        ------       ------       -----        -----        -----           ---          -----
Account unit transactions:
 Proceeds from units sold............    5,791           63          86          393           32           110            590
 Net transfers (to) from affiliate
   and subaccounts...................   (2,163)         638        (502)         421         (399)           50            318
 Payments for units redeemed.........   (3,694)        (479)       (205)        (461)        (200)          (39)          (192)
                                        ------       ------       -----        -----        -----           ---          -----
   Net increase (decrease) in policy
     owners' equity from account unit
     transactions....................      (66)         222        (621)         353         (567)          121            716
                                        ------       ------       -----        -----        -----           ---          -----
Total increase (decrease) in policy
 owners' equity......................       --          643        (602)         730         (304)          128            858
Policy owners' equity:
 Beginning of period.................      966        3,036       1,934        2,741        4,697            48            224
                                        ------       ------       -----        -----        -----           ---          -----
 End of period.......................   $  966        3,679       1,332        3,471        4,393           176          1,082
                                        ======       ======       =====        =====        =====           ===          =====

See accompanying notes to financial statements.

                                          AMERICAN SKANDIA TRUST
----------------------------------------------------------------------------------------------------------
  JANUS      NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE   PIMCO LIMITED
 SMALLCAP         MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET         MATURITY
  GROWTH           GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION         BOND
SUBACCOUNT       SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------   ------------------   ----------   -----------   -------------   -------------   -------------
     6                36               26            8              2               1              1

     5                 7               38            4              2               3             --
    13                54              718           34             21              19             --
   ---              ----            -----         ----            ---             ---             --

    24                97              782           46             25              23              1
   ---              ----            -----         ----            ---             ---             --
   256               404            1,148          373            215             133             11

    95               159              615          247             77              91              7
   (84)             (135)            (419)        (145)           (80)            (58)            (4)
   ---              ----            -----         ----            ---             ---             --
   267               428            1,344          475            212             166             14
   ---              ----            -----         ----            ---             ---             --

   291               525            2,126          521            237             189             15
   135               201              527          112             96              58              8
   ---              ----            -----         ----            ---             ---             --
   426               726            2,653          633            333             247             23
   ===              ====            =====         ====            ===             ===             ==

             AMERICAN SKANDIA TRUST
----------  ------------------------
  JANUS                    INVESCO
 SMALLCAP   PIMCO TOTAL     EQUITY
  GROWTH      RETURN        INCOME
SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------  -----------   ----------
     6            2            5
     5           --            3
    13            1           20
   ---          ---          ---
    24            3           28
   ---          ---          ---
   256           36          240
    95           24          139
   (84)         (12)         (80)
   ---          ---          ---
   267           48          299
   ---          ---          ---
   291           51          327
   135           17           72
   ---          ---          ---
   426           68          399
   ===          ===          ===

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                 FIDELITY VIP FUNDS
                                    -----------------------------------------------------------------------------
                                       GROWTH           INDEX          EQUITY          CONTRA-          HIGH
                                    OPPORTUNITIES        500           INCOME           FUND           INCOME
                                    SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)
                                    -------------   -------------   -------------   -------------   -------------
Operations:
  Net investment income...........       $--             --              --              --              --
  Net realized gain on sales of
    investments...................        --             --              --              --              --
  Change in unrealized
    appreciation of investments...         4              5              --               9              --
                                         ---             --              --              --               --
    Net increase in policy owners'
      equity resulting from
      operations..................         4              5              --               9              --
                                         ---             --              --              --               --
Account unit transactions:
  Proceeds from units sold........        22             36              11              25              --
  Net transfers from affiliate and
    subaccounts...................        28             45              10              52               2
  Payments for units redeemed.....        (3)            (5)             (2)             (6)             --
                                         ---             --              --              --               --
    Net increase in policy owners'
      equity from account unit
      transactions................        47             76              19              71               2
                                         ---             --              --              --               --
Total increase in policy owners'
  equity..........................        51             81              19              80               2
Policy owners' equity:
  Beginning of period.............        --             --              --              --              --
                                         ---             --              --              --               --
  End of period...................       $51             81              19              80               2
                                         ===             ==              ==              ==               ==

                                        SCUDDER VARIABLE LIFE
                                          INVESTMENT FUNDS
                                    -----------------------------
                                                      GROWTH &
                                    INTERNATIONAL      INCOME
                                    SUBACCOUNT(A)   SUBACCOUNT(A)
                                    -------------   -------------
Operations:
  Net investment income...........       --              --
  Net realized gain on sales of
    investments...................       --              --
  Change in unrealized
    appreciation of investments...       --              --
                                         --              --
    Net increase in policy owners'
      equity resulting from
      operations..................       --              --
                                         --              --
Account unit transactions:
  Proceeds from units sold........        2               4
  Net transfers from affiliate and
    subaccounts...................        7               4
  Payments for units redeemed.....       (1)             (2)
                                         --              --
    Net increase in policy owners'
      equity from account unit
      transactions................        8               6
                                         --              --
Total increase in policy owners'
  equity..........................        8               6
Policy owners' equity:
  Beginning of period.............       --              --
                                         --              --
  End of period...................        8               6
                                         ==              ==

(a) For the period June 15, 1998 (commencement of operations) to December 31,
    1998

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                         INVESTORS FUND SERIES
                                      -------------------------------------------------------------------------------------------
                                        MONEY        TOTAL         HIGH                   GOVERNMENT                   SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
Operations:
 Net investment income..............   $    34         390           87          496          283            --              2
 Net realized gain (loss) on sales
   of investments...................        --         426           96          (10)          19            --             --
 Change in unrealized appreciation
   (depreciation) of investments....        --        (281)         (27)         (21)          17            (1)            18
                                       -------       -----        -----        -----        -----           ---           ----
   Net increase (decrease) in policy
     owners' equity resulting from
     operations.....................        34         535          156          465          319            (1)            20
                                       -------       -----        -----        -----        -----           ---           ----
Account unit transactions:
 Proceeds from units sold...........     2,965          27           22           92           32            35            137
 Net transfers (to) from affiliate
   and subaccounts..................    (1,059)       (400)         298          (38)         492            19             93
 Payments for units redeemed........    (2,011)       (217)         (50)        (138)        (131)           (5)           (28)
                                       -------       -----        -----        -----        -----           ---           ----
   Net increase (decrease) in policy
     owners' equity from account
     unit transactions..............      (105)       (590)         270          (84)         393            49            202
                                       -------       -----        -----        -----        -----           ---           ----
Total increase (decrease) in policy
 owners' equity.....................       (71)        (55)         426          381          712            48            222
Policy owners' equity:
 Beginning of period................     1,037       3,091        1,508        2,360        3,985            --              2
                                       -------       -----        -----        -----        -----           ---           ----
 End of period......................   $   966       3,036        1,934        2,741        4,697            48            224
                                       =======       =====        =====        =====        =====           ===           ====

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                            AMERICAN SKANDIA TRUST
                          ------------------------------------------------------------------------------------------
                            JANUS      NEUBERGER & BERMAN                LORD ABBETT   T. ROWE PRICE   T. ROWE PRICE
                           SMALLCAP         MID-CAP           JANCAP      GROWTH &     INTERNATIONAL       ASSET
                            GROWTH           GROWTH           GROWTH       INCOME         EQUITY        ALLOCATION
                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                          ----------   ------------------   ----------   -----------   -------------   -------------
Operations:
 Net investment loss....     $ --              (1)              --            --             (1)             --
 Net realized gain on
   sales of
   investments..........       --              --               --            --             --              --
 Change in unrealized
   appreciation
   (depreciation) of
   investments..........        4               5               20             3             (3)              2
                             ----             ---              ---           ---            ---             ---
   Net increase
     (decrease) in
     policy owners'
     equity resulting
     from operations....        4               4               20             3             (4)              2
                             ----             ---              ---           ---            ---             ---
Account unit
 transactions:
 Proceeds from units
   sold.................       89             124              330            58             63              35

 Net transfers from
   affiliate and
   subaccounts..........       63              99              242            61             50              27
 Payments for units
   redeemed.............      (21)            (28)             (69)          (12)           (13)             (6)
                             ----             ---              ---           ---            ---             ---
   Net increase in
     policy owners'
     equity from account
     unit
     transactions.......      131             195              503           107            100              56
                             ----             ---              ---           ---            ---             ---
Total increase in policy
 owners' equity.........      135             199              523           110             96              58
Policy owners' equity:
 Beginning of period....       --               2                4             2             --              --
                             ----             ---              ---           ---            ---             ---
 End of period..........     $135             201              527           112             96              58
                             ====             ===              ===           ===            ===             ===

                                  AMERICAN SKANDIA TRUST
                          ---------------------------------------
                          PIMCO LIMITED     PIMCO       INVESCO
                            MATURITY        TOTAL        EQUITY
                              BOND          RETURN       INCOME
                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                          -------------   ----------   ----------
Operations:
 Net investment loss....       --             --           --
 Net realized gain on
   sales of
   investments..........       --             --           --
 Change in unrealized
   appreciation
   (depreciation) of
   investments..........       --             --            2
                               --             --           --
   Net increase
     (decrease) in
     policy owners'
     equity resulting
     from operations....       --             --            2
                               --             --           --
Account unit
 transactions:
 Proceeds from units
   sold.................        4             11           49
 Net transfers from
   affiliate and
   subaccounts..........        5              8           28
 Payments for units
   redeemed.............       (1)            (2)          (7)
                               --             --           --
   Net increase in
     policy owners'
     equity from account
     unit
     transactions.......        8             17           70
                               --             --           --
Total increase in policy
 owners' equity.........        8             17           72
Policy owners' equity:
 Beginning of period....       --             --           --
                               --             --           --
 End of period..........        8             17           72
                               ==             ==           ==

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Kemper Investors Life Insurance Company Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed with the September 7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

     The Separate Account is used to fund policies ("Policy") for Select variable universal life policies and Power V flexible premium variable universal life policies. The Separate Account is divided into twenty-three subaccounts. The Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series, an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series, the American Skandia Trust, the Fidelity VIP Funds and the Scudder Variable Life Investment Funds, all of which are open-end diversified management investment companies.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1998.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out (FIFO) cost basis.

ACCOUNT UNIT TRANSACTIONS

     Proceeds from a Policy are automatically allocated to the Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

(2) SUMMARY OF INVESTMENTS

     Investments, at cost, at December 31, 1998, are as follows (in thousands):

                                                              SHARES
                                                              OWNED        COST
                                                              ------      -------
  INVESTORS FUND SERIES:
  Money Market Subaccount...................................    981       $   981
  Total Return Subaccount...................................  1,347         3,464
  High Yield Subaccount.....................................  1,088         1,288
  Growth Subaccount.........................................  1,175         3,072
  Government Securities Subaccount..........................  3,639         4,326
  International Subaccount..................................    103           173
  Small Cap Growth Subaccount...............................    549           989
  AMERICAN SKANDIA TRUST:
  Janus Small Cap Growth Subaccount.........................     24           409
  Neuberger & Berman Mid-Cap Growth Subaccount..............     42           666
  Jancap Growth Subaccount..................................     72         1,915
  Lord Abbett Growth & Income Subaccount....................     29           595
  T. Rowe Price International Equity Subaccount.............     25           315
  T. Rowe Price Asset Allocation Subaccount.................     14           226
  PIMCO Limited Maturity Bond Subaccount....................      2            23
  PIMCO Total Return Subaccount.............................      6            67
  INVESCO Equity Income Subaccount..........................     23           376
  FIDELITY VIP FUNDS:
  Growth Opportunities Subaccount...........................      2            47
  Index 500 Subaccount......................................      1            76
  Equity Income Subaccount..................................      1            19
  Contrafund Subaccount.....................................      3            71
  High Income Subaccount....................................      2             2
  SCUDDER VARIABLE LIFE INVESTMENT FUNDS:
  International Subaccount..................................      1             8
  Growth & Income Subaccount................................      1             6
                                                                          -------
       TOTAL INVESTMENTS AT COST............................              $19,114
                                                                          =======

A description of the underlying investments are summarized below.

INVESTORS FUND SERIES

     MONEY MARKET SUBACCOUNT: This subaccount seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

     TOTAL RETURN SUBACCOUNT: This subaccount seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

     HIGH YIELD SUBACCOUNT: This subaccount seeks to provide a high level of current income.

     GROWTH SUBACCOUNT: This subaccount seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

     GOVERNMENT SECURITIES SUBACCOUNT: This subaccount seeks high current return consistent with preservation of capital.

     INTERNATIONAL SUBACCOUNT: This subaccount seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

     SMALL CAP GROWTH SUBACCOUNT: This subaccount seeks maximum appreciation of investors' capital.

AMERICAN SKANDIA TRUST

     JANUS SMALL CAP GROWTH (FORMERLY FOUNDERS CAPITAL APPRECIATION) SUBACCOUNT:
 This subaccount seeks capital appreciation through investment primarily in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. These stocks normally will be traded in the over-the-counter market.

     NEUBERGER & BERMAN MID-CAP GROWTH (FORMERLY BERGER CAPITAL GROWTH)
SUBACCOUNT:  This subaccount seeks capital appreciation.

     JANCAP GROWTH SUBACCOUNT: This subaccount seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     LORD ABBETT GROWTH & INCOME SUBACCOUNT: This subaccount seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     T. ROWE PRICE INTERNATIONAL EQUITY SUBACCOUNT: This subaccount seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     T. ROWE PRICE ASSET ALLOCATION SUBACCOUNT: This subaccount seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     PIMCO LIMITED MATURITY BOND SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various types.

     PIMCO TOTAL RETURN SUBACCOUNT: This subaccount seeks to maximize total return, consistent with preservation of capital by investing primarily in fixed income securities of various types.

     INVESCO EQUITY INCOME SUBACCOUNT: This subaccount seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The subaccount invests primarily in dividend-paying, marketable common stocks of domestic and foreign industrial issuers.

FIDELITY VIP FUNDS

     GROWTH OPPORTUNITIES SUBACCOUNT: This subaccount seeks to provide capital growth.

     INDEX 500 SUBACCOUNT: This subaccount seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     EQUITY-INCOME SUBACCOUNT:  This subaccount seeks reasonable income.

     CONTRAFUND SUBACCOUNT: This subaccount seeks long-term capital appreciation.

     HIGH INCOME SUBACCOUNT: This subaccount seeks a high level of current income while also considering growth of capital.

SCUDDER VARIABLE LIFE INVESTMENT FUNDS

     INTERNATIONAL SUBACCOUNT: This subaccount seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     GROWTH & INCOME SUBACCOUNT: This subaccount seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

(3) TRANSACTIONS WITH AFFILIATES

     KILICO provides a death benefit payment upon the death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled $111,539 and $1,454,886 for the Select and Power V variable universal life products, respectively, for the year ended December 31, 1998. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO before investment of a policy owner's funds into the Separate Account.

     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Investors Fund Series portfolios and the Scudder Variable Life Investment Funds.

     American Skandia Investment Services, Incorporated is the investment manager for the American Skandia Trust and Fidelity Investments is the investment manager for the Fidelity VIP Funds. Neither of these entities are affiliated with KILICO.

     Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

(4) NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

     Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Policy Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity at December 31, 1998, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                NUMBER                POLICY
                                                                  OF        UNIT      OWNERS'
                                                                UNITS      VALUE      EQUITY
                                                                ------     -----      -------
                      POWER V POLICIES
INVESTORS FUND SERIES:
Money Market Subaccount.....................................      578     $  1.098    $  636
Total Return Subaccount.....................................       27        3.811       103
High Yield Subaccount.......................................      106        1.421       151
Growth Subaccount...........................................      121        4.614       557
Government Securities Subaccount............................       15        1.380        21
International Subaccount....................................       95        1.846       176
Small Cap Growth Subaccount.................................      414        2.610     1,082

                                                                NUMBER                POLICY
                                                                  OF        UNIT      OWNERS'
                                                                UNITS      VALUE      EQUITY
                                                                ------     -----      -------
AMERICAN SKANDIA TRUST:
Janus Small Cap Growth Subaccount...........................       24     $ 18.064    $  426
Neuberger & Berman Mid-Cap Growth Subaccount................       37       19.854       726
JanCap Growth Subaccount....................................       67       39.864     2,653
Lord Abbett Growth & Income Subaccount......................       27       23.455       633
T. Rowe Price International Equity Subaccount...............       24       13.673       333
T. Rowe Price Asset Allocation Subaccount...................       14       18.225       247
PIMCO Limited Maturity Bond Subaccount......................        2       12.036        23
PIMCO Total Return Subaccount...............................        5       13.095        68
INVESCO Equity Income Subaccount............................       21       19.165       399
FIDELITY VIP FUNDS:
Growth Opportunities Subaccount.............................        2       22.769        51
Index 500 Subaccount........................................        1      140.563        81
Equity Income Subaccount....................................        1       25.296        19
Contrafund Subaccount.......................................        3       24.321        80
High Income Subaccount......................................        0       11.474         2
SCUDDER VARIABLE LIFE INVESTMENT FUNDS:
International Subaccount....................................        1       14.439         8
Growth & Income Subaccount..................................        1       11.275         6
                                                                                      ------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                          $8,481
                                                                                      ======

SELECT POLICIES
INVESTORS FUND SERIES:
Money Market Subaccount.....................................      193     $ 1.704    $   330
Total Return Subaccount.....................................    1,260       2.839      3,576
High Yield Subaccount.......................................      481       2.459      1,181
Growth Subaccount...........................................      762       3.826      2,914
Government Securities Subaccount............................    2,047       2.136      4,372
                                                                                     -------
     TOTAL SELECT POLICY OWNERS' EQUITY.....................                         $12,373
                                                                                     =======

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Directors and Stockholder of
Kemper Investors Life Insurance Company:

     In our opinion, the accompanying consolidated balance sheets as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Company for the period from January 4, 1996 to December 31, 1996 were audited by other independent accountants whose report, dated March 21, 1997, expressed an unqualified opinion on those statements.

                           PricewaterhouseCoopers LLP
Chicago, Illinois
March 12, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Directors and Stockholder
Kemper Investors Life Insurance Company:

     We have audited the accompanying consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996. In connection with our audit of the consolidated financial statements, we also have audited the financial statement schedules as of December 31, 1996 as listed in the accompanying index. These financial statement schedules are incorporated by reference to a previously filed Form 10-K. These consolidated financial statements and the financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the results of operations and the cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned supplementary financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

                                       KPMG LLP

Chicago, Illinois
March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31   DECEMBER 31
                                                                 1998          1997
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1998, $3,421,535; December
  31, 1997, $3,644,075).....................................  $3,482,820    $ 3,668,643
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................     101,781        --
Short-term investments......................................      58,334        236,057
Joint venture mortgage loans................................      65,806         72,663
Third-party mortgage loans..................................      76,520        102,974
Other real estate-related investments.......................      22,049         44,409
Policy loans................................................     271,540        282,439
Equity securities...........................................      66,854         24,839
Other invested assets.......................................      23,645         20,820
                                                              -----------   -----------
          Total investments.................................   4,169,349      4,452,844
Cash........................................................      13,486         23,868
Accrued investment income...................................     124,213        117,789
Goodwill....................................................     216,651        229,393
Value of business acquired..................................     118,850        138,482
Deferred insurance acquisition costs........................      91,543         59,459
Deferred income taxes.......................................      35,059         39,993
Reinsurance recoverable.....................................     344,837        382,609
Receivable on sales of securities...........................       3,500         20,076
Other assets and receivables................................      23,029          3,187
Assets held in separate accounts............................   7,099,204      5,121,950
                                                              -----------   -----------
          Total assets......................................  $12,239,721   $10,589,650
                                                              ===========   ===========
LIABILITIES
Future policy benefits......................................  $3,906,391    $ 4,239,480
Benefits and funds payable..................................     318,369        150,524
Other accounts payable and liabilities......................      61,898        212,133
Liabilities related to separate accounts....................   7,099,204      5,121,950
                                                              -----------   -----------
          Total liabilities.................................  11,385,862      9,724,087
                                                              -----------   -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....       2,500          2,500
Additional paid-in capital..................................     804,347        806,538
Accumulated other comprehensive income......................      32,975         12,637
Retained earnings...........................................      14,037         43,888
                                                              -----------   -----------
          Total stockholder's equity........................     853,859        865,563
                                                              -----------   -----------
          Total liabilities and stockholder's equity........  $12,239,721   $10,589,650
                                                              ===========   ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                             --------------------------------------
                                                               1998         1997          1996
                                                             --------     --------   --------------
REVENUE
Net investment income......................................  $273,512     $296,195      $299,688
Realized investment gains..................................    51,868       10,546        13,602
Premium income.............................................    22,346       22,239         7,822
Separate account fees and charges..........................    61,982       85,413        25,309
Other income...............................................    10,031       11,087         9,786
                                                             --------     --------      --------
          Total revenue....................................   419,739      425,480       356,207
                                                             --------     --------      --------
BENEFITS AND EXPENSES
Interest credited to policyholders.........................   176,906      199,782       223,094
Claims incurred and other policyholder benefits............    28,029       28,372        14,255
Taxes, licenses and fees...................................    30,292       52,608         2,173
Commissions................................................    39,046       32,602        25,962
Operating expenses.........................................    44,575       36,837        24,678
Deferral of insurance acquisition costs....................   (46,565)     (38,177)      (27,820)
Amortization of insurance acquisition costs................    12,082        3,204         2,316
Amortization of value of business acquired.................    17,677       24,948        21,530
Amortization of goodwill...................................    12,744       15,295        10,195
                                                             --------     --------      --------
          Total benefits and expenses......................   314,786      355,471       296,383
                                                             --------     --------      --------
Income before income tax expense...........................   104,953       70,009        59,824
Income tax expense.........................................    39,804       31,292        25,403
                                                             --------     --------      --------
          Net income.......................................  $ 65,149     $ 38,717      $ 34,421
                                                             ========     ========      ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
NET INCOME..................................................    $ 65,149    $ 38,717    $ 34,421
                                                                --------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
     Unrealized holdings gains (losses) on investments......      25,372      60,802     (84,036)
     Adjustment to value of business acquired...............      (9,332)    (28,562)     16,735
     Adjustment to deferred insurance acquisition costs.....      (2,862)     (2,680)      1,307
                                                                --------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period...............      13,178      29,560     (65,994)
                                                                --------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains.....................................       6,794      (9,016)      3,963
     Adjustment for amortization of premium on fixed
       maturities included in net investment income.........     (17,064)    (17,866)    (26,036)
     Adjustment for (gains) losses included in amortization
       of value of business acquired........................      (7,378)     (2,353)     (4,212)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs.......................        (463)       (355)      --
                                                                --------    --------    --------
          Total reclassification adjustments for items
            included in net income..........................     (18,111)    (29,590)    (26,285)
                                                                --------    --------    --------
Other comprehensive income (loss), before related income tax
  expense (benefit)                                               31,289      59,150     (39,709)
Related income tax expense (benefit)........................      10,952        (985)      7,789
                                                                --------    --------    --------
          Other comprehensive income (loss), net of tax.....      20,337      60,135     (47,498)
                                                                --------    --------    --------
          Comprehensive income (loss).......................    $ 85,486    $ 98,852    $(13,077)
                                                                ========    ========    ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                         DECEMBER 31
                                                              ----------------------------------
                                                                1998         1997         1996
                                                              --------     --------     --------
CAPITAL STOCK, beginning and end of period..................  $  2,500     $  2,500     $  2,500
                                                              --------     --------     --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............   806,538      761,538      743,104
Capital contributions from parent...........................     4,261       45,000       18,434
Adjustment to prior period capital contribution from
  parent....................................................    (6,452)          --           --
                                                              --------     --------     --------
          End of period.....................................   804,347      806,538      761,538
                                                              --------     --------     --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning of
  period....................................................    12,637      (47,498)       --
Other comprehensive income (loss), net of tax...............    20,338       60,135      (47,498)
                                                              --------     --------     --------
          End of period.....................................    32,975       12,637      (47,498)
                                                              --------     --------     --------

RETAINED EARNINGS, beginning of period......................    43,888       34,421        --
Net income..................................................    65,149       38,717       34,421
Dividends to parent.........................................   (95,000)     (29,250)       --
                                                              --------     --------     --------
          End of period.....................................    14,037       43,888       34,421
                                                              --------     --------     --------

          Total stockholder's equity........................  $853,859     $865,563     $750,961
                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                 YEAR ENDED DECEMBER 31
                                                        -----------------------------------------
                                                           1998           1997           1996
                                                        -----------     ---------     -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income..........................................  $    65,149     $  38,717     $    34,421
  Reconcilement of net income to net cash provided:
     Realized investment gains........................      (51,868)      (10,546)        (13,602)
     Net change in trading account securities.........       (6,727)       --             --
     Interest credited and other charges..............      173,958       198,206         230,298
     Deferred insurance acquisition costs.............      (34,483)      (34,973)        (25,504)
     Amortization of value of business acquired.......       17,677        24,948          21,530
     Amortization of goodwill.........................       12,744        15,295          10,195
     Amortization of discount and premium on
       investments....................................       17,353        17,866          25,743
     Deferred income taxes............................      (12,469)      (99,370)           (897)
     Net change in current federal income taxes.......      (73,162)       97,386         108,806
     Benefits and premium taxes due related to
       separate account bank-owned life insurance.....      123,884       180,546         --
     Other, net.......................................      (41,477)       17,168         (22,283)
                                                        -----------     ---------     -----------
          Net cash provided from operating
            activities................................      190,579       445,243         368,707
                                                        -----------     ---------     -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity................      491,699       229,208         264,383
     Fixed maturities sold prior to maturity..........      882,596       633,872         891,995
     Equity securities................................      107,598        --             --
     Mortgage loans, policy loans and other invested
       assets.........................................      180,316       131,866         168,727
  Cost of investments purchased or loans originated:
     Fixed maturities.................................   (1,319,119)     (606,028)     (1,369,091)
     Equity securities................................      (83,303)       --             --
     Mortgage loans, policy loans and other invested
       assets.........................................      (66,331)      (76,350)       (119,044)
  Short-term investments, net.........................      177,723      (164,361)        300,819
  Net change in receivable and payable for securities
     transactions.....................................         (677)       29,746         (31,667)
  Net change in other assets..........................      --                244             115
                                                        -----------     ---------     -----------
          Net cash provided by investing activities...      370,502       178,197         106,237
                                                        -----------     ---------     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................      180,124       145,687         141,159
     Withdrawals......................................     (649,400)     (745,510)       (700,084)
  Capital contributions from parent...................        4,261        45,000          18,434
  Dividends to parent.................................      (95,000)      (29,250)        --
  Other...............................................      (11,448)      (18,275)         42,512
                                                        -----------     ---------     -----------
          Net cash used in financing activities.......     (571,463)     (602,348)       (497,979)
                                                        -----------     ---------     -----------
               Net increase (decrease) in cash........      (10,382)       21,092         (23,035)
CASH, beginning of period.............................       23,868         2,776          25,811
                                                        -----------     ---------     -----------
CASH, end of period...................................  $    13,486     $  23,868     $     2,776
                                                        ===========     =========     ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Effective January 4, 1996, Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.

     Effective September 7, 1998, the businesses of Zurich merged with the financial services business of B.A.T. Industries forming Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index, replacing Zurich. Allied Zurich p.l.c., representing the financial interest of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1997 and 1996 consolidated financial statements in order for them to conform to the 1998 presentation.

BASIS OF ACCOUNTING

     The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1996, 1997 and 1998, have been prepared in conformity with generally accepted accounting principles.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

GOODWILL

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1998, the Company believes that no such adjustment is necessary.

     The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
VALUE OF BUSINESS ACQUIRED

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2003 are as follows:

                                                                                            PROJECTED
                (IN THOUSANDS)                    BEGINNING                  ACCRETION OF    ENDING
            YEAR ENDED DECEMBER 31                 BALANCE    AMORTIZATION     INTEREST      BALANCE
-----------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual)..................................   $190,222      $(31,427)       $9,897      $168,692
1997 (actual)..................................    168,692       (34,906)        9,958       143,744
1998 (actual)..................................    143,744       (26,807)        9,129       126,066
1999...........................................    126,066       (24,926)        7,741       108,881
2000...........................................    108,881       (22,649)        6,619        92,851
2001...........................................     92,851       (20,736)        5,577        77,692
2002...........................................     77,692       (17,096)        4,695        65,291
2003...........................................     65,291       (15,504)        3,948        53,735

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. As of December 31, 1998 and 1997, this adjustment decreased the value of business acquired by $7.2 million and $5.3 million, respectively, and accumulated other comprehensive income by approximately $4.7 million and $3.4 million, respectively.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.5 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 6.8 percent.

GUARANTY FUND ASSESSMENTS

     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1998 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include: (1) notes receivable from real estate ventures; (2) investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures, and
(3) real estate owned at December 31, 1997, carried at fair value. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

     Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAX

     For the period January 1 through January 4, 1996, the Company's federal income tax return was consolidated with Kemper and Kemper's other wholly-owned life insurance subsidiary, Federal Kemper Life Assurance Company ("FKLA"). The Boards of Directors of Kemper, KILICO and FKLA, adopted a written plan that provided that federal income taxes would be paid to or recovered from Kemper on the basis of each company's taxable income or loss as shown on its respective federal income tax return. In the event of a federal income tax credit which is greater than the amount recoverable from the other life insurance company or from the Internal Revenue Service, the funds available would be apportioned among the life companies entitled to a recovery on the basis of the relationship of each company's tax credit to the total of all of the life insurance companies in a deficit position. For the period January 5 through December 31, 1996, and subsequent years, the Company has filed a separate federal income tax return.

     Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION

     The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $126.0 million, $29.0 million and $28.1 million directly to the United States Treasury Department during 1998, 1997 and 1996 respectively.

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                  ESTIMATED UNREALIZED
                                                         CARRYING    AMORTIZED    --------------------
                                                          VALUE         COST       GAINS      LOSSES
                    (in thousands)                       --------    ---------     -----      ------
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    7,951   $    7,879   $    81    $     (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      27,039       26,768       362         (91)
Debt securities issued by foreign governments.........      69,357       67,239     2,266        (148)
Corporate securities..................................   1,908,850    1,866,372    46,664      (4,186)
Mortgage and asset-backed securities..................   1,469,623    1,453,277    19,063      (2,717)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,482,820   $3,421,535   $68,436    $ (7,151)
                                                        ==========   ==========   =======    ========
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.........      92,563       92,722       188        (347)
Corporate securities..................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities..................   1,678,837    1,669,159    10,035        (357)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                        ==========   ==========   =======    ========

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1998, are shown below. Actual maturities will differ from contractual maturities because borrowers may

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                            --------     ---------
One year or less............................................    $   44,816    $   44,745
Over one year through five years............................       814,646       802,147
Over five years through ten years...........................       891,767       866,613
Over ten years..............................................       261,968       254,753
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,469,623     1,453,277
                                                                ----------    ----------
       Total fixed maturities...............................    $3,482,820    $3,421,535
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 4.0 years.

     Proceeds from sales of investments in fixed maturities prior to maturity were $882.6 million, $633.9 million and $892.0 million during 1998, 1997 and 1996, respectively. Gross gains of $10.1 million, $3.1 million and $9.9 million and gross losses of $8.0 million, $13.7 million and $16.2 million were realized on sales and write-downs of fixed maturities in 1998, 1997 and 1996, respectively.

     At December 31, 1998, the Company had 12 separate asset-backed securities included in fixed maturity investments from trusts formed to collateralize assets underwritten by Green Tree Financial Corporation, which in aggregate amounted to $97.7 million. No other individual investments exceeded ten percent of stockholder's equity at December 31, 1998.

     At December 31, 1998, securities carried at approximately $6.4 million were on deposit with governmental agencies as required by law.

     Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $164.4 million real estate portfolio at December 31, 1998 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1998 and 1997, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1998            1997
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $83.9           $39.3
Impaired loans with reserves--gross.........................        21.5             2.2
                                                                   -----           -----
       Total gross impaired loans...........................       105.4            41.5
Reserves related to impaired loans..........................       (18.5)           (2.1)
                                                                   -----           -----
       Net impaired loans...................................       $86.9           $39.4
                                                                   =====           =====

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $54.6 million and $45.2 million in impaired loans for 1998 and 1997, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
     At December 31, 1998 and 1997, loans on nonaccrual status, before reserves and write-downs, amounted to $37.4 million and $47.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

     The sources of net investment income were as follows:

                                                                  1998           1997           1996
                       (in thousands)                           --------       --------       --------
Interest and dividends on fixed maturities..................    $232,707       $250,170       $250,683
Dividends on equity securities..............................       2,143          2,123            646
Income from short-term investments..........................       5,391          4,128          9,130
Income from mortgage loans..................................      14,964         16,283         20,257
Income from policy loans....................................      21,096         20,549         20,700
Income from other real estate-related investments...........         352          6,631          4,917
Income from other loans and investments.....................       2,223          2,045          2,480
                                                                --------       --------       --------
       Total investment income..............................     278,876        301,929        308,813
Investment expense..........................................      (5,364)        (5,734)        (9,125)
                                                                --------       --------       --------
       Net investment income................................    $273,512       $296,195       $299,688
                                                                ========       ========       ========

     Net realized investment gains (losses) for the years ended December 31, 1998, 1997 and 1996, were as follows:

                                                                       REALIZED GAINS (LOSSES)
                                                                -------------------------------------
                                                                  1998           1997          1996
                       (in thousands)                           --------       --------       -------
Real estate-related.........................................    $ 41,362       $ 19,758       $17,462
Fixed maturities............................................       2,158        (10,656)       (6,344)
Trading account securities--gross gains on transfer.........       3,254          --            --
Trading account securities--gross losses on transfer........        (417)         --            --
Trading account securities--holding losses..................        (151)         --            --
Equity securities...........................................       5,496            914         --
Other.......................................................         166            530         2,484
                                                                --------       --------       -------
  Realized investment gains before income tax expense.......      51,868         10,546        13,602
Income tax expense..........................................     (18,154)        (3,691)       (4,761)
                                                                --------       --------       -------
  Net realized investment gains.............................    $ 33,714       $  6,855       $ 8,841
                                                                ========       ========       =======

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                                             CHANGE IN UNREALIZED GAINS (LOSSES)
                                                          -----------------------------------------
                                                          DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                              1998           1997          1996
                     (in thousands)                       ------------   ------------   -----------
Fixed maturities........................................    $ 36,717       $ 87,787      $(63,219)
Equity and other securities.............................      (1,074)          (103)        1,256
Adjustment to deferred insurance acquisition costs......      (2,399)        (2,325)        1,307
Adjustment to value of business acquired................      (1,954)       (26,209)       20,947
                                                            --------       --------      --------
  Unrealized gain (loss) before income tax expense
     (benefit)..........................................      31,290         59,150       (39,709)
Income tax expense (benefit)............................      10,952           (985)        7,789
                                                            --------       --------      --------
       Net unrealized gain (loss) on investments........    $ 20,338       $ 60,135      $(47,498)
                                                            ========       ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1998 and 1997 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1998 and 1997, the Company's net equity investment in unconsolidated investees amounted to $1.2 million and $19.3 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $241 thousand, $835 thousand and $223 thousand in 1998, 1997 and 1996, respectively.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 28.0 percent of the Company's investment-grade fixed maturities at December 31, 1998 were mortgage-backed securities, down from 35.1 percent at December 31, 1997, due to sales and paydowns during 1998. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

     Approximately 15.4 percent and 10.8 percent of the Company's investment-grade fixed maturities at December 31, 1998 and 1997, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (21.9%), auto loans (8.2%), manufactured housing loans (14.8%), equipment loans (5.2%), and commercial mortgage backed securities (22.1%).

     The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: California (31.5%), Hawaii (16.2%), Washington (9.9%) and Colorado (9.4%). The property type distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: hotels (39.9%), land (30.9%) and residential (15.5%).

     Undeveloped land represented approximately 30.9 percent of the Company's real estate portfolio at December 31, 1998. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

     At December 31, 1998, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $64.5 million, or
39.3 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) CONCENTRATION OF CREDIT RISK (CONTINUED) and two office buildings. At December 31, 1998, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1998, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $51.6 million, or 31.4 percent, of the Company's real estate portfolio. Kemper's interest is 75 percent at December 31, 1998. At December 31, 1998, MLP-related commitments accounted for approximately $6.1 million of the Company's off-balance-sheet legal commitments.

     The remaining significant real estate-related investments amounted to $27.3 million at December 31, 1998 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until the Company completely disposes of all of its investments in Hawaii.

     At December 31, 1998, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1998.

(6) INCOME TAXES

     Income tax expense (benefit) was as follows for the years ended December 31, 1998, 1997 and 1996:

                                                              1998          1997          1996
                      (in thousands)                        --------      --------      --------
Current...................................................  $ 52,274      $130,662      $ 26,300
Deferred..................................................   (12,470)      (99,370)         (897)
                                                            --------      --------      --------
          Total...........................................  $ 39,804      $ 31,292      $ 25,403
                                                            ========      ========      ========

     Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 1998, 1997 and 1996:

                                                               1998         1997         1996
                       (in thousands)                         -------      -------      ------
Unrealized gains and losses on investments..................  $12,475      $ 9,002      $   --
Value of business acquired..................................     (684)      (9,173)      7,331
Deferred insurance acquisition costs........................     (840)        (814)        457
                                                              -------      -------      ------
          Total.............................................  $10,952      $  (985)     $7,789
                                                              =======      =======      ======

     The actual income tax expense for 1998, 1997 and 1996 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1998, 1997, and 1996 to income before income tax expense.

                                                               1998         1997         1996
                       (in thousands)                         -------      -------      -------
Computed expected tax expense...............................  $36,734      $24,503      $20,938
Difference between "expected" and actual tax expense:
  State taxes...............................................     (434)       1,801          913
  Amortization of goodwill..................................    4,460        5,353        3,568
  Dividend received deduction...............................     (540)       --           --
  Foreign tax credit........................................     (250)        (278)       --
  Other, net................................................     (166)         (87)         (16)
                                                              -------      -------      -------
          Total actual tax expense..........................  $39,804      $31,292      $25,403
                                                              =======      =======      =======

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not, to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

     The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                      DECEMBER 31    DECEMBER 31     DECEMBER 31
                                                         1998            1997            1996
                   (in thousands)                     -----------    ------------    ------------
Deferred federal tax assets:
  Deferred insurance acquisition costs..............   $ 86,332        $ 75,522        $  4,520
  Unrealized losses on investments..................     --              --              16,624
  Life policy reserves..............................     27,240          43,337          46,452
  Unearned revenue..................................     42,598          37,243          --
  Real estate-related...............................     13,944          13,400          20,642
  Other investment-related..........................      5,770           3,298           5,409
  Other.............................................      4,923           4,371           3,639
                                                       --------        --------        --------
     Total deferred federal tax assets..............    180,807         177,171          97,286
  Valuation allowance...............................    (15,201)        (15,201)        (31,825)
                                                       --------        --------        --------
     Total deferred federal tax assets after
       valuation allowance..........................    165,606         161,970          65,461
                                                       --------        --------        --------
Deferred federal tax liabilities:
  Value of business acquired........................     41,598          48,469          66,373
  Deferred insurance acquisition costs..............     32,040          20,811           9,384
  Depreciation and amortization.....................     19,111          20,201          15,473
  Other investment-related..........................     14,337          18,774          28,855
  Unrealized gains on investments...................     21,477           9,002          --
  Other.............................................      1,984           4,720           5,738
                                                       --------        --------        --------
     Total deferred federal tax liabilities.........    130,547         121,977         125,823
                                                       --------        --------        --------
Net deferred federal tax assets (liabilities).......   $ 35,059        $ 39,993        $(60,362)
                                                       ========        ========        ========

     The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $1.5 billion and $2.7 billion of new and renewal sales in 1998 and 1997, respectively from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS

     The Company received capital contributions from Kemper of $4.3 million, $45.0 million and $18.4 million during 1998, 1997 and 1996, respectively. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company did not pay any cash dividends to Kemper during 1996.

     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1998 and 1997, joint venture mortgage loans totaled $65.8 million and $72.7 million, respectively, and during 1998, 1997 and 1996, the Company earned interest income on these joint venture loans of $6.8 million, $7.5 million and $9.5 million, respectively.

     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1998, 1997 and 1996, expenses allocated to the Company from SKI and KSvC amounted to $43 thousand, $114 thousand and $1.7 million, respectively. The Company also paid to SKI investment management fees of $3.1 million, $3.5 million and $3.6 million during 1998, 1997 and 1996, respectively. In addition, expenses allocated to the Company from FKLA during 1998, 1997 and 1996 amounted to $35.5 million, $30.0 million and $10.5 million, respectively. The Company also paid to Kemper real estate subsidiaries $1.5 million, $2.2 million and $1.8 million in 1998, 1997 and 1996, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

     As of December 31, 1998 and 1997, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $344.8 million and $382.6 million, respectively.

     In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles ("GAAP"), of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. As of the date of this transaction, no deferred tax impact was recorded on the difference between the statutory and GAAP reserves. This deferred tax impact of $6.5 million was recorded in 1998 as a reduction to the original capital contribution. Premiums assumed during 1998 under the terms of the treaty amounted to $21.6 million and the face amount which remained outstanding at December 31, 1998 amounted to $11.7 billion.

     Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $293 thousand and $139 thousand as of December 31, 1998 and 1997, respectively.

     During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, ZC Life Reinsurance Limited ("ZC Life"), formerly EPICENTRE Reinsurance (Bermuda) Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to the new BOLI product developed in 1997, which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(face amount) to ZC Life under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to ZC Life. The Company has also withheld approximately $23.4 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.

     During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent. During 1998, the Company issued $6.9 billion (face amount) of new BOLI business and ceded $11.1 billion (face amount) to ZC Life under the terms of the modified treaty. During 1998, the Company also ceded $175.5 million of separate account fees (cost of insurance charges) to ZC Life. The Company has also withheld approximately $170.9 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1998.

     KILICO has a large and growing funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA is now marked-to-market based upon the Total Return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. To properly match revenue and expenses, the Company has placed assets supporting the FWA in a segmented portion of its General Account. This portfolio is classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115"). FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $151 thousand related to the changes in fair value of this portfolio during 1998. The fair value of this portfolio was $101.8 million at December 31, 1998, and the amortized cost was $99.1 million. The Company periodically purchases assets into this segmented portfolio to support changes in the FWA.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $2.0 million and $1.9 million at December 31, 1998 and 1997, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.25 percent for 1998 and 1997, respectively. The assumed health care trend rate used was based on projected experience for 1998,
8.0 percent for 1999, gradually declining to 6.4 percent by the year 2003 and gradually declining thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $312 thousand and $242 thousand, respectively.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

     Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(10) COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED) previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1998, the Company had future legal loan commitments and stand-by financing agreements totaling $64.4 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

     MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1998 and 1997 to be 4.75 percent and 5.25 percent, respectively, while the assumed average market crediting rate was 5.0 percent and 6.0 percent in 1998 and 1997, respectively.

     The carrying values and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997 were as follows:

                                                       DECEMBER 31, 1998             DECEMBER 31, 1997
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                     ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,482,820    $3,482,820      $3,668,643    $3,668,643
  Trading account securities....................       101,781       101,781          --            --
  Cash and short-term investments...............        71,820        71,820         259,925       259,925
  Mortgage loans and other real estate-related
     assets.....................................       164,375       164,375         220,046       220,046
  Policy loans..................................       271,540       271,540         282,439       282,439
  Equity securities.............................        66,854        66,854          24,839        24,839
  Other invested assets.........................        23,645        27,620          20,820        24,404
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,551,050     3,657,510       3,846,023     4,050,852
  Funds withheld account........................       170,920       170,920          23,420        23,420

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1999 is $64.9 million. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company paid no cash dividends in 1996.

     The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                  1998          1997          1996
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 64,871      $ 58,372      $ 37,287
                                                                ========      ========      ========
Statutory capital and surplus...............................    $455,213      $476,924      $411,837
                                                                ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

     The following table sets forth the Company's unaudited quarterly financial information:

     (in thousands)

                    QUARTER ENDED                      MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
                    -------------                      --------   -------   ------------   -----------
1998 OPERATING SUMMARY
  Net investment income..............................  $70,551    $68,467     $ 66,892      $ 67,602
  Realized investment gains..........................    1,854     15,673        8,951        25,390
  Premium income.....................................    5,203      5,941        5,278         5,924
  Separate account fees and other income.............   20,418     19,922       17,631        14,042
                                                       -------    -------     --------      --------
          Total revenue..............................   98,026    110,003       98,752       112,958
                                                       -------    -------     --------      --------
  Interest credited and benefits to policyholders....   57,930     57,939       54,251        34,815
  Commissions, taxes, licenses and fees..............   13,885     13,922       12,282        29,251
  Operating expenses.................................   10,094     12,157       10,528        11,794
  Net deferral of insurance acquisition costs........   (7,973)   (11,983)      (9,669)       (4,858)
  Amortization of value of business acquired.........    4,427      7,121        6,359          (230)
  Amortization of goodwill...........................    3,186      3,186        3,186         3,186
                                                       -------    -------     --------      --------
          Total benefits and expenses................   81,549     82,342       76,937        73,958
                                                       -------    -------     --------      --------
  Income before income tax expense...................   16,477     27,661       21,815        39,000
  Income tax expense.................................    7,247     11,774        8,828        11,955
                                                       -------    -------     --------      --------
          Net income.................................  $ 9,230    $15,887     $ 12,987      $ 27,045
                                                       =======    =======     ========      ========
1997 OPERATING SUMMARY
  Net investment income..............................  $74,249    $74,050     $ 72,950      $ 74,946
  Realized investment gains (losses).................      889      8,161       (3,032)        4,528
  Premium income.....................................    5,008      4,121        3,938         9,172
  Separate account fees and other income.............    8,909     12,961       12,215        62,415(1)
                                                       -------    -------     --------      --------
          Total revenue..............................   89,055     99,293       86,071       151,061
                                                       -------    -------     --------      --------
  Interest credited and benefits to policyholders....   57,859     56,643       57,965        55,687
  Commissions, taxes, licenses and fees..............    8,023      9,475        8,389        59,323(1)
  Operating expenses.................................    7,175      8,780       10,014        10,868
  Net deferral of insurance acquisition costs........   (7,216)    (6,877)      (7,471)      (13,409)
  Amortization of value of business acquired.........    4,821      6,991        6,743         6,393
  Amortization of goodwill...........................    2,547      2,552        2,549         7,647(2)
                                                       -------    -------     --------      --------
          Total benefits and expenses................   73,209     77,564       78,189       126,509
                                                       -------    -------     --------      --------
  Income before income tax expense...................   15,846     21,729        7,882        24,552
  Income tax expense.................................    5,678      8,723        3,778        13,113
                                                       -------    -------     --------      --------
          Net income.................................  $10,168    $13,006     $  4,104      $ 11,439
                                                       =======    =======     ========      ========

---------------

Notes:

(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.

(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.

(15) OPERATING SEGMENTS AND RELATED INFORMATION

     In June 1997, the FASB issued SFAS No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. SFAS No. 131 establishes standards for how to report information about operating segments. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, SFAS No. 131 requires comparative information for earlier years to be restated, unless impracticable to do so.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the acquisition by Zurich, the Company, FKLA, ZLICA, and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, began to operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

     Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBU's to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of generally accepted accounting principles. Zurich Kemper Life's SBU's were formed in 1996, subsequent to the acquisition by Zurich, however, financial information was not produced by SBU until 1997. Therefore, Zurich Kemper Life has not provided segment information for 1996, as it would be impracticable to do so.

     Zurich Kemper Life is segregated into the Agency, Financial, Group Retirement and Direct SBU's. The SBU's are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBU's cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and Group Retirement SBU's.

     Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.

     The principal products and markets of Zurich Kemper Life's SBU's are as follows:

     AGENCY: The Agency SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.

     FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

     GROUP RETIREMENT: The Group Retirement SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

     DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Summarized financial information for ZKL's SBU's are as follows:

     As of and for the period ending December 31, 1998:
     (in thousands)

                                                                      GROUP
                                            AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
            INCOME STATEMENT              ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income........................  $  160,067   $       56   $       --   $  5,583   $   165,706
  Net investment income.................     141,171      180,721      100,695        271       422,858
  Realized investment gains.............      20,335       33,691       15,659         30        69,715
  Fees and other income.................      80,831       40,421       31,074     23,581       175,907
                                          ----------   ----------   ----------   --------   -----------
       Total revenue....................     402,404      254,889      147,428     29,465       834,186
                                          ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits.................     243,793      117,742       73,844      2,110       437,489
  Intangible asset amortization.........      58,390       15,669       15,703         --        89,762
  Net deferral of insurance acquisition
     costs..............................     (55,569)      (9,444)     (22,964)   (22,765)     (110,742)
  Commissions and taxes, licenses and
     fees...............................      29,539       43,919       22,227     11,707       107,392
  Operating expenses....................      61,659       24,924       20,279     35,593       142,455
                                          ----------   ----------   ----------   --------   -----------
       Total benefits and expenses......     337,812      192,810      109,089     26,645       666,356
                                          ----------   ----------   ----------   --------   -----------
Income before income tax expense........      64,592       62,079       38,339      2,820       167,830
Income tax expense......................      26,774       24,340       14,794      1,001        66,909
                                          ----------   ----------   ----------   --------   -----------
       Net income.......................  $   37,818   $   37,739   $   23,545   $  1,819   $   100,921
                                          ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets..........................  $3,194,530   $8,232,927   $4,172,828   $ 46,254   $15,646,539
                                          ==========   ==========   ==========   ========   ===========

                                                                               NET
                                                                 REVENUE      INCOME      ASSETS
                                                               -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:......................................................   $   834,186   $100,921   $15,646,539
                                                               -----------   --------   -----------
Less:
  Revenue, net income and assets of FKLA....................       336,841     35,953     2,986,381
  Revenue, net loss and assets of ZLICA.....................        54,058     (1,066)      416,115
  Revenue, net income and assets Zurich Direct..............        23,548        885         4,322
                                                               -----------   --------   -----------
  Totals per the Company's consolidated financial
     statements.............................................   $   419,739   $ 65,149   $12,239,721
                                                               ===========   ========   ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     As of and for the period ending December 31, 1997:
     (in thousands)

                                                                  GROUP
                                        AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
          INCOME STATEMENT            ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income....................  $  167,439   $       --   $       --   $  4,249   $   171,688
  Net investment income.............     155,885      212,767       91,664        455       460,771
  Realized investment gains.........       2,503        7,744        2,692         50        12,989
  Fees and other income.............      78,668       73,823       23,663      8,007       184,161
                                      ----------   ----------   ----------   --------   -----------
       Total revenue................     404,495      294,334      118,019     12,761       829,609
                                      ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits.............     247,878      153,327       60,061      2,234       463,500
  Intangible asset amortization.....      58,534       25,593       15,589         --        99,716
  Net deferral of insurance
     acquisition costs..............     (50,328)     (18,222)     (13,033)    (5,242)      (86,825)
  Commissions and taxes, licenses
     and fees.......................      39,477       66,552       16,668      3,518       126,215
  Operating expenses................      55,859       20,282       14,320     19,472       109,933
                                      ----------   ----------   ----------   --------   -----------
       Total benefits and
          expenses..................     361,420      247,532       93,605     19,982       712,539
                                      ----------   ----------   ----------   --------   -----------
Income (loss) before income tax
  expense (benefit).................      53,075       46,802       24,414     (7,221)      117,070
Income tax expense (benefit)........      25,554       21,144       10,545     (2,528)       54,715
                                      ----------   ----------   ----------   --------   -----------
       Net income (loss)............  $   27,521   $   25,658   $   13,869   $ (4,693)  $    62,355
                                      ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets......................  $2,877,854   $7,416,791   $3,759,173   $ 41,669   $14,095,487
                                      ==========   ==========   ==========   ========   ===========

                                                                               NET
                                                                 REVENUE      INCOME      ASSETS
                                                               -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:......................................................   $   829,609   $ 62,355   $14,095,487
Less:
  Revenue, net income and assets of FKLA....................       338,854     24,740     3,105,396
  Revenue, net income and assets of ZLICA...................        57,233      2,193       398,786
  Revenue, net loss and assets of Zurich Direct.............         8,042     (3,295)        1,655
                                                               -----------   --------   -----------
       Totals per the Company's consolidated financial
          statements........................................   $   425,480   $ 38,717   $10,589,650
                                                               ===========   ========   ===========

                                   APPENDIX A

                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.82%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.72%, 4.28% and 10.28%, on a current basis. On a guaranteed basis, these rates of return would be -1.72%, 4.28% and 10.28%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.

     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.

     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                           0.00% HYPOTHETICAL              6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        1,050         724        18     100,000       775         68    100,000         826         119     100,000
   2        2,153       1,432       650     100,000     1,578        797    100,000       1,732         950     100,000
   3        3,310       2,116     1,260     100,000     2,406      1,549    100,000       2,720       1,864     100,000
   4        4,526       2,779     1,847     100,000     3,258      2,327    100,000       3,800       2,869     100,000
   5        5,802       3,420     2,413     100,000     4,137      3,131    100,000       4,982       3,975     100,000
   6        7,142       4,034     3,061     100,000     5,039      4,065    100,000       6,269       5,296     100,000
   7        8,549       4,623     3,697     100,000     5,963      5,038    100,000       7,675       6,750     100,000
   8       10,027       5,185     4,323     100,000     6,913      6,051    100,000       9,212       8,350     100,000
   9       11,578       5,723     4,939     100,000     7,888      7,104    100,000      10,894      10,110     100,000
  10       13,207       6,252     5,561     100,000     8,908      8,217    100,000      12,754      12,063     100,000
  11       14,917       6,773     6,191     100,000     9,974      9,391    100,000      14,810      14,228     100,000
  12       16,713       7,287     6,827     100,000    11,088     10,629    100,000      17,085      16,625     100,000
  13       18,599       7,793     7,472     100,000    12,254     11,933    100,000      19,600      19,278     100,000
  14       20,579       8,292     8,124     100,000    13,473     13,305    100,000      22,381      22,213     100,000
  15       22,657       8,784     8,784     100,000    14,748     14,748    100,000      25,458      25,458     100,000
  16       24,840       9,269     9,269     100,000    16,081     16,081    100,000      28,860      28,860     100,000
  17       27,132       9,747     9,747     100,000    17,475     17,475    100,000      32,622      32,622     100,000
  18       29,539      10,217    10,217     100,000    18,933     18,933    100,000      36,783      36,783     100,000
  19       32,066      10,682    10,682     100,000    20,457     20,457    100,000      41,385      41,385     100,000
  20       34,719      11,139    11,139     100,000    22,052     22,052    100,000      46,474      46,474     100,000

  25       50,113      11,094    11,094     100,000    29,051     29,051    100,000      79,988      79,988     107,184
  30       69,761       8,819     8,819     100,000    36,123     36,123    100,000     134,390     134,390     163,955
  35       94,836       2,532     2,532     100,000    42,438     42,438    100,000     221,096     221,096     256,471
  40      126,840           0         0           0    46,523     46,523    100,000     359,989     359,989     385,188
  45      167,685           0         0           0    44,811     44,811    100,000     584,900     584,900     614,145

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        1,050       723        17     100,000      774        67     100,000         825         118     100,000
   2        2,153     1,428       646     100,000    1,574       793     100,000       1,727         946     100,000
   3        3,310     2,111     1,254     100,000    2,400     1,543     100,000       2,713       1,857     100,000
   4        4,526     2,771     1,840     100,000    3,250     2,318     100,000       3,791       2,859     100,000
   5        5,802     3,409     2,402     100,000    4,125     3,118     100,000       4,967       3,960     100,000
   6        7,142     4,022     3,049     100,000    5,024     4,051     100,000       6,252       5,279     100,000
   7        8,549     4,610     3,685     100,000    5,947     5,022     100,000       7,655       6,730     100,000
   8       10,027     5,172     4,310     100,000    6,895     6,033     100,000       9,189       8,327     100,000
   9       11,578     5,706     4,922     100,000    7,866     7,082     100,000      10,865      10,081     100,000
  10       13,207     6,213     5,522     100,000    8,862     8,171     100,000      12,700      12,009     100,000
  11       14,917     6,690     6,107     100,000    9,881     9,298     100,000      14,706      14,124     100,000
  12       16,713     7,135     6,676     100,000   10,923    10,463     100,000      16,903      16,443     100,000
  13       18,599     7,548     7,227     100,000   11,986    11,665     100,000      19,309      18,987     100,000
  14       20,579     7,928     7,760     100,000   13,072    12,904     100,000      21,947      21,778     100,000
  15       22,657     8,270     8,270     100,000   14,179    14,179     100,000      24,840      24,840     100,000
  16       24,840     8,575     8,575     100,000   15,306    15,306     100,000      28,016      28,016     100,000
  17       27,132     8,837     8,837     100,000   16,450    16,450     100,000      31,504      31,504     100,000
  18       29,539     9,050     9,050     100,000   17,606    17,606     100,000      35,335      35,335     100,000
  19       32,066     9,209     9,209     100,000   18,771    18,771     100,000      39,548      39,548     100,000
  20       34,719     9,308     9,308     100,000   19,939    19,939     100,000      44,184      44,184     100,000

  25       50,113     8,690     8,690     100,000   25,698    25,698     100,000      75,723      75,723     101,469
  30       69,761     5,355     5,355     100,000   30,721    30,721     100,000     127,163     127,163     155,138
  35       94,836         0         0           0   33,403    33,403     100,000     208,790     208,790     242,196
  40      126,840         0         0           0   30,397    30,397     100,000     339,102     339,102     362,839
  45      167,685         0         0           0   12,335    12,335     100,000     549,834     549,834     577,326

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0.00% HYPOTHETICAL               6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   --------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST       CASH      SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%       VALUE        VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ----------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150         2,034       790     100,000     2,182        937    100,000       2,330       1,086     100,000
   2        6,458         3,975     2,506     100,000     4,399      2,930    100,000       4,842       3,372     100,000
   3        9,930         5,816     4,121     100,000     6,646      4,951    100,000       7,548       5,853     100,000
   4       13,577         7,560     5,640     100,000     8,927      7,007    100,000      10,476       8,556     100,000
   5       17,406         9,195     7,051     100,000    11,232      9,087    100,000      13,639      11,494     100,000
   6       21,426        10,763     8,630     100,000    13,606     11,473    100,000      17,110      14,977     100,000
   7       25,647        12,323    10,247     100,000    16,111     14,035    100,000      20,984      18,908     100,000
   8       30,080        13,874    11,900     100,000    18,756     16,782    100,000      25,308      23,335     100,000
   9       34,734        15,417    13,590     100,000    21,547     19,720    100,000      30,136      28,309     100,000
  10       39,620        16,952    15,318     100,000    24,493     22,858    100,000      35,524      33,889     100,000
  11       44,751        18,480    17,082     100,000    27,603     26,205    100,000      41,539      40,141     100,000
  12       50,139        19,999    18,883     100,000    30,885     29,769    100,000      48,252      47,136     100,000
  13       55,796        21,510    20,721     100,000    34,350     33,561    100,000      55,746      54,958     100,000
  14       61,736        23,014    22,597     100,000    38,007     37,590    100,000      64,112      63,695     100,000
  15       67,972        24,509    24,509     100,000    41,867     41,867    100,000      73,449      73,449     100,000
  16       74,521        25,997    25,997     100,000    45,941     45,941    100,000      83,873      83,873     100,000
  17       81,397        27,477    27,477     100,000    50,241     50,241    100,000      95,473      95,473     107,884
  18       88,617        28,949    28,949     100,000    54,780     54,780    100,000     108,276     108,276     120,186
  19       96,198        30,414    30,414     100,000    59,571     59,571    100,000     122,406     122,406     133,423
  20      104,158        31,871    31,871     100,000    64,628     64,628    100,000     138,006     138,006     147,666

  25      150,340        22,182    22,182     100,000    88,400     88,400    100,000     240,921     240,921     252,968
  30      209,282             0         0           0   122,190    122,190    128,299     403,071     403,071     423,224
  35      284,509             0         0           0   161,188    161,188    169,247     653,392     653,392     686,062
  40      380,519             0         0           0   209,175    209,175    211,267   1,055,328   1,055,328   1,065,882
  45      503,055             0         0           0   274,046    274,046    274,046   1,740,570   1,740,570   1,740,570

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       788     100,000    2,180       935     100,000       2,328       1,084     100,000
   2        6,458     3,969     2,499     100,000    4,392     2,923     100,000       4,835       3,365     100,000
   3        9,930     5,808     4,114     100,000    6,637     4,942     100,000       7,539       5,844     100,000
   4       13,577     7,549     5,629     100,000    8,914     6,994     100,000      10,462       8,542     100,000
   5       17,406     9,183     7,039     100,000   11,218     9,073     100,000      13,623      11,478     100,000
   6       21,426    10,705     8,573     100,000   13,545    11,412     100,000      17,046      14,913     100,000
   7       25,647    12,108    10,032     100,000   15,891    13,815     100,000      20,759      18,683     100,000
   8       30,080    13,379    11,405     100,000   18,247    16,273     100,000      24,793      22,819     100,000
   9       34,734    14,506    12,679     100,000   20,605    18,778     100,000      29,182      27,355     100,000
  10       39,620    15,474    13,839     100,000   22,956    21,321     100,000      33,970      32,335     100,000
  11       44,751    16,270    14,872     100,000   25,293    23,895     100,000      39,213      37,815     100,000
  12       50,139    16,883    15,767     100,000   27,614    26,498     100,000      44,981      43,866     100,000
  13       55,796    17,301    16,512     100,000   29,914    29,125     100,000      51,362      50,573     100,000
  14       61,736    17,508    17,091     100,000   32,192    31,775     100,000      58,459      58,042     100,000
  15       67,972    17,484    17,484     100,000   34,442    34,442     100,000      66,400      66,400     100,000
  16       74,521    17,196    17,196     100,000   36,652    36,652     100,000      75,339      75,339     100,000
  17       81,397    16,553    16,553     100,000   38,768    38,768     100,000      85,460      85,460     100,000
  18       88,617    15,593    15,593     100,000   40,839    40,839     100,000      96,918      96,918     107,579
  19       96,198    14,200    14,200     100,000   42,805    42,805     100,000     109,555     109,555     119,415
  20      104,158    12,293    12,293     100,000   44,643    44,643     100,000     123,506     123,506     132,151

  25      150,340         0         0           0   51,397    51,397     100,000     217,036     217,036     227,888
  30      209,282         0         0           0   50,445    50,445     100,000     363,456     363,456     381,629
  35      284,509         0         0           0   21,278    21,278     100,000     587,146     587,146     616,503
  40      380,519         0         0           0        0         0           0     945,311     945,311     954,764
  45      503,055         0         0           0        0         0           0   1,561,119   1,561,119   1,561,119

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   -------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH     CASH     SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   -------   ---------   ---------
   1        1,575     1,116        63     150,000     1,193        140    150,000     1,270        217      150,000
   2        3,229     2,206     1,041     150,000     2,431      1,265    150,000     2,664      1,498      150,000
   3        4,965     3,262     1,984     150,000     3,705      2,427    150,000     4,186      2,907      150,000
   4        6,788     4,299     2,908     150,000     5,033      3,643    150,000     5,863      4,472      150,000
   5        8,703     5,319     3,816     150,000     6,421      4,918    150,000     7,716      6,213      150,000
   6       10,713     6,324     4,869     150,000     7,870      6,416    150,000     9,764      8,310      150,000
   7       12,824     7,313     5,930     150,000     9,385      8,002    150,000    12,026     10,644      150,000
   8       15,040     8,287     6,998     150,000    10,967      9,679    150,000    14,526     13,237      150,000
   9       17,367     9,246     8,074     150,000    12,620     11,449    150,000    17,288     16,116      150,000
  10       19,810    10,190     9,157     150,000    14,348     13,315    150,000    20,339     19,306      150,000
  11       22,376    11,120    10,249     150,000    16,152     15,281    150,000    23,710     22,839      150,000
  12       25,069    12,036    11,349     150,000    18,037     17,350    150,000    27,436     26,748      150,000
  13       27,898    12,937    12,457     150,000    20,007     19,526    150,000    31,551     31,071      150,000
  14       30,868    13,825    13,574     150,000    22,065     21,813    150,000    36,099     35,847      150,000
  15       33,986    14,699    14,699     150,000    24,215     24,215    150,000    41,123     41,123      150,000
  16       37,261    15,560    15,560     150,000    26,461     26,461    150,000    46,674     46,674      150,000
  17       40,699    16,407    16,407     150,000    28,808     28,808    150,000    52,808     52,808      150,000
  18       44,309    17,242    17,242     150,000    31,260     31,260    150,000    59,585     59,585      150,000
  19       48,099    18,064    18,064     150,000    33,821     33,821    150,000    67,072     67,072      150,000
  20       52,079    18,873    18,873     150,000    36,498     36,498    150,000    75,345     75,345      150,000
  25       75,170    20,563    20,563     150,000    49,754     49,754    150,000   130,507    130,507      174,880
  30      104,641    20,028    20,028     150,000    64,804     64,804    150,000   219,867    219,867      268,237
  35      142,254    15,760    15,760     150,000    81,690     81,690    150,000   363,393    363,393      421,536
  40      190,260     4,910     4,910     150,000   100,910    100,910    150,000   594,696    594,696      636,325
  45      251,528         0         0           0   124,169    124,169    150,000   970,129    970,129    1,018,636

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,115        62     150,000    1,192       138     150,000     1,269        216    150,000
   2        3,229     2,201     1,035     150,000    2,424     1,259     150,000     2,658      1,492    150,000
   3        4,965     3,254     1,976     150,000    3,696     2,418     150,000     4,175      2,897    150,000
   4        6,788     4,273     2,883     150,000    5,006     3,616     150,000     5,834      4,443    150,000
   5        8,703     5,257     3,754     150,000    6,355     4,852     150,000     7,646      6,143    150,000
   6       10,713     6,205     4,751     150,000    7,743     6,289     150,000     9,626      8,172    150,000
   7       12,824     7,114     5,731     150,000    9,167     7,785     150,000    11,788     10,406    150,000
   8       15,040     7,984     6,695     150,000   10,631     9,342     150,000    14,153     12,865    150,000
   9       17,367     8,811     7,640     150,000   12,132    10,960     150,000    16,738     15,566    150,000
  10       19,810     9,598     8,565     150,000   13,672    12,639     150,000    19,568     18,535    150,000
  11       22,376    10,339     9,468     150,000   15,248    14,377     150,000    22,665     21,794    150,000
  12       25,069    11,033    10,346     150,000   16,861    16,174     150,000    26,056     25,369    150,000
  13       27,898    11,678    11,197     150,000   18,510    18,029     150,000    29,772     29,291    150,000
  14       30,868    12,272    12,021     150,000   20,195    19,943     150,000    33,847     33,595    150,000
  15       33,986    12,811    12,811     150,000   21,913    21,913     150,000    38,318     38,318    150,000
  16       37,261    13,293    13,293     150,000   23,666    23,666     150,000    43,229     43,229    150,000
  17       40,699    13,710    13,710     150,000   25,446    25,446     150,000    48,624     48,624    150,000
  18       44,309    14,054    14,054     150,000   27,248    27,248     150,000    54,552     54,552    150,000
  19       48,099    14,318    14,318     150,000   29,068    29,068     150,000    61,073     61,073    150,000
  20       52,079    14,490    14,490     150,000   30,898    30,898     150,000    68,252     68,252    150,000
  25       75,170    13,692    13,692     150,000   39,998    39,998     150,000   117,152    117,152    156,983
  30      104,641     8,832     8,832     150,000   48,190    48,190     150,000   196,640    196,640    239,901
  35      142,254         0         0           0   53,246    53,246     150,000   322,778    322,778    374,422
  40      190,260         0         0           0   50,591    50,591     150,000   524,148    524,148    560,838
  45      251,528         0         0           0   27,525    27,525     150,000   849,789    849,789    892,279

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1...        4,725     3,081      1,221    150,000     3,304      1,444    150,000       3,527       1,667     150,000
2...        9,686     6,094      3,896    150,000     6,736      4,538    150,000       7,406       5,208     150,000
3...       14,896     9,079      6,543    150,000    10,344      7,808    150,000      11,718       9,183     150,000
4...       20,365    12,036      9,163    150,000    14,136     11,263    150,000      16,512      13,639     150,000
5...       26,109    14,966     11,756    150,000    18,123     14,913    150,000      21,842      18,632     150,000
6...       32,139    17,869     14,676    150,000    22,315     19,122    150,000      27,767      24,574     150,000
7...       38,471    20,745     17,637    150,000    26,721     23,613    150,000      34,355      31,247     150,000
8...       45,120    23,595     20,639    150,000    31,353     28,397    150,000      41,678      38,722     150,000
9...       52,101    26,418     23,682    150,000    36,223     33,487    150,000      49,820      47,084     150,000
10..       59,431    29,216     26,767    150,000    41,342     38,893    150,000      58,872      56,423     150,000
11..       67,127    31,987     29,893    150,000    46,723     44,629    150,000      68,935      66,840     150,000
12..       75,208    34,733     33,061    150,000    52,381     50,709    150,000      80,122      78,450     150,000
13..       83,694    37,453     36,271    150,000    58,328     57,146    150,000      92,559      91,377     150,000
14..       92,604    40,149     39,524    150,000    64,580     63,955    150,000     106,387     105,762     150,000
15..      101,959    42,819     42,819    150,000    71,152     71,152    150,000     121,759     121,759     150,000
16..      111,782    45,465     45,465    150,000    78,062     78,062    150,000     138,826     138,826     159,650
17..      122,096    48,086     48,086    150,000    85,325     85,325    150,000     157,661     157,661     178,157
18..      132,926    50,684     50,684    150,000    92,961     92,961    150,000     178,440     178,440     198,068
19..      144,297    53,257     53,257    150,000   100,988    100,988    150,000     201,367     201,367     219,490
20..      156,237    55,806     55,806    150,000   109,427    109,427    150,000     226,670     226,670     242,537

25..      225,511    53,697     53,697    150,000   155,300    155,300    163,065     395,028     395,028     414,779
30..      313,924    38,927     38,927    150,000   212,719    212,719    223,355     663,376     663,376     696,545
35..      426,763         0          0          0   280,165    280,165    294,173   1,085,418   1,085,418   1,139,689
40..      570,779         0          0          0   363,210    363,210    366,842   1,766,507   1,766,507   1,784,173
45..      754,583         0          0          0   472,212    472,212    472,212   2,910,383   2,910,383   2,910,383

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,078     1,218     150,000    3,301     1,441     150,000       3,524       1,664     150,000
   2        9,686     6,012     3,814     150,000    6,652     4,454     150,000       7,319       5,121     150,000
   3       14,896     8,801     6,266     150,000   10,053     7,518     150,000      11,415       8,880     150,000
   4       20,365    11,441     8,568     150,000   13,505    10,632     150,000      15,843      12,970     150,000
   5       26,109    13,922    10,712     150,000   16,999    13,788     150,000      20,634      17,423     150,000
   6       32,139    16,234    13,041     150,000   20,530    17,336     150,000      25,823      22,630     150,000
   7       38,471    18,367    15,259     150,000   24,091    20,983     150,000      31,455      28,347     150,000
   8       45,120    20,304    17,348     150,000   27,672    24,716     150,000      37,576      34,620     150,000
   9       52,101    22,024    19,288     150,000   31,258    28,522     150,000      44,239      41,502     150,000
  10       59,431    23,506    21,057     150,000   34,838    32,389     150,000      51,510      49,061     150,000
  11       67,127    24,731    22,637     150,000   38,401    36,306     150,000      59,477      57,382     150,000
  12       75,208    25,684    24,012     150,000   41,944    40,272     150,000      68,246      66,574     150,000
  13       83,694    26,343    25,161     150,000   45,462    44,280     150,000      77,950      76,768     150,000
  14       92,604    26,688    26,063     150,000   48,953    48,328     150,000      88,750      88,126     150,000
  15      101,959    26,688    26,688     150,000   52,410    52,410     150,000     100,841     100,841     150,000
  16      111,782    26,295    26,295     150,000   55,814    55,814     150,000     114,458     114,458     150,000
  17      122,096    25,371    25,371     150,000   59,090    59,090     150,000     129,884     129,884     150,000
  18      132,926    23,976    23,976     150,000   62,311    62,311     150,000     147,284     147,284     163,485
  19      144,297    21,934    21,934     150,000   65,390    65,390     150,000     166,459     166,459     181,440
  20      156,237    19,127    19,127     150,000   68,295    68,295     150,000     187,626     187,626     200,760

  25      225,511         0         0           0   79,649    79,649     150,000     329,544     329,544     346,021
  30      313,924         0         0           0   81,442    81,442     150,000     551,709     551,709     579,294
  35      426,763         0         0           0   49,334    49,334     150,000     891,114     891,114     935,670
  40      570,779         0         0           0        0         0           0   1,434,561   1,434,561   1,448,906
  45      754,583         0         0           0        0         0           0   2,368,941   2,368,941   2,368,941

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         TABLE OF DEATH BENEFIT FACTORS

ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100

* ATTAINED AGE AS OF THE BEGINNING OF THE POLICY YEAR

                      (This page intentionally left blank)

                         [LOGO OF WMA SECURITIES, INC.]


                           Securities offered through
                              WMA Securities, Inc.
                               Member NASD & SIPC
                             5555 Triangle Parkway
                               Norcross, GA 30092
                                  770/453-9300


       POWER V is marketed exclusively by World Marketing Alliance, Inc.;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001


WMA-1002 (5/99)             [LOGO OF ZURICH KEMPER]

                                                       -----------------
[LOGO OF ZURICH KEMPER]                                   BULK RATE
                                                         U.S. POSTAGE
1 KEMPER DRIVE                                               PAID
LONG GROVE, IL 60049-0001                               PERMIT NO. 240
                                                       PALATINE P&DC, IL
                                                       -----------------

                         [LOGO OF WMA SECURITIES, INC.]

                           Securities offered through
                              WMA Securities, Inc.
                               Member NASD & SIPC
                             5555 Triangle Parkway
                              Norcross, GA  30092
                                  770/453-9300


       POWER V is marketed exclusively by World Marketing Alliance, Inc.;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL  60049-0001



                            [LOGO OF ZURICH KEMPER]

--------------------------------------------------------------------------------

                                                                     May 1, 1999

--------------------------------------------------------------------------------


FARMERS(R)
VARIABLE
UNIVERSAL LIFE I

                                  PROSPECTUS.


                                         Includes prospectuses for:

                                         Kemper Variable Series

                                         Janus Aspen Series

                                         PIMCO Variable Insurance Trust

                                         Templeton Variable Products Series Fund

                                         Scudder Variable Life Investment Fund


                                         This prospectus does not constitute an
                                         offer to sell or a solicitation of an
                                         offer to buy securities in any state,
                                         to any person, to whom it is not lawful
                                         to make such an offer in such state.


                      [LOGO OF FARMERS FINANCIAL SERVICES]

                            PROSPECTUS--MAY 1, 1999

--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313

     This Prospectus describes a variable life insurance policy of Kemper Investors Life Insurance Company. The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.

     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 20 for a discussion of laws that affect the tax treatment of the Policy.

     A Policy owner has the following choices for allocating premium:

          - the Fixed Account, which accrues interest at our guaranteed rate, and

          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

     The following portfolios of underlying mutual funds are currently available under the Policy:

          - Kemper Variable Series (formerly
            Investors Fund Series)
            - Kemper High Yield
            - Kemper Government Securities
            - Kemper-Dreman High Return Equity
            - Kemper Small Cap Growth

          - Janus Aspen Series
            - Janus Aspen Capital Appreciation
               Portfolio

          - PIMCO Variable Insurance Trust
            - PIMCO Low Duration Bond
            - PIMCO Foreign Bond
- Templeton Variable Products Series Fund
  - Templeton Developing Markets Fund
     (Class 2 Shares)

- Scudder Variable Life Investment Fund
  - Scudder VLIF International (A-Shares)
  - Scudder VLIF Growth and Income (A-Shares)
  - Scudder VLIF Bond (A-Shares)
  - Scudder VLIF Money Market

     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

     The Policy owner chooses from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

     The Policy owner may cancel the Policy and receive a refund during the Free-Look Period.

     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.

     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Page
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
KILICO AND THE SEPARATE ACCOUNT.............................      4
THE FUNDS...................................................      5
FIXED ACCOUNT OPTION........................................      7
THE POLICY..................................................      8
POLICY BENEFITS AND RIGHTS..................................     10
CHARGES AND DEDUCTIONS......................................     14
GENERAL PROVISIONS..........................................     17
DOLLAR COST AVERAGING.......................................     20
SYSTEMATIC WITHDRAWAL PLAN..................................     20
DISTRIBUTION OF POLICIES....................................     20
FEDERAL TAX MATTERS.........................................     21
LEGAL CONSIDERATIONS........................................     23
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     23
VOTING INTERESTS............................................     24
STATE REGULATION OF KILICO..................................     24
KILICO'S DIRECTORS AND OFFICERS.............................     25
LEGAL MATTERS...............................................     26
LEGAL PROCEEDINGS...........................................     27
YEAR 2000 COMPLIANCE........................................     27
EXPERTS.....................................................     28
REGISTRATION STATEMENT......................................     28
FINANCIAL STATEMENTS........................................     28
CHANGE OF ACCOUNTANTS.......................................     28
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................     61
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................     70

                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.

     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.

     COMPANY ("WE", "US", "OUR", "KLICO")--Kemper Investors Life Insurance Company. Our home office is located at 1 Kemper Drive, Long Grove, Illinois 60049.

     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.

     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to KILICO.

     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

     FREE-LOOK PERIOD--The time when a Policy owner may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy.

     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

     PLANNED PREMIUM--The scheduled premium specified by the Policy owner in the application.

     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of state law regarding Our obligations between the time We accept an application and premium and the time We issue the Policy. The specific terms are provided when We accept an application.

     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

     SPECIFIED AMOUNT--The amount chosen by the Policy owner and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

     SUBACCOUNT--A subdivision of the Separate Account.

     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.

     TRADE DATE--The date 30 days following the date the Policy owner completes all requirements for coverage and we record coverage under the Policy as in force.

     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY

     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

     The Policy owner pays a premium for life insurance coverage on the Insured. Generally, an owner may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 8, "Charges and Deductions," page 14, and "Policy Benefits and Rights," page 10.)

     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. For a Policy treated as a modified endowment contract, certain distributions will be included in the Policy owner's gross federal income (See "Federal Tax Matters," page 21.)

     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

POLICY BENEFITS

     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. The Policy owner bears the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 12.)

     The Policy owner may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 14.)

     POLICY LOANS. The Policy owner may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 21.)

     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless the Policy owner requests otherwise) to the Loan Account. We credit 3% annual interest to Cash Values held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 13.)

     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 21.)

     DEATH BENEFITS. An in force Policy pays a death benefit payment upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 10.)

PREMIUMS

     The amount and frequency of premium payments are flexible. The Policy owner specifies a Planned Premium on the application. However, the owner is not required to make the planned premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which an owner pays premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 8.)

THE SEPARATE ACCOUNT

     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. A Policy owner indicates in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twelve Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds.

     The initial premium, minus applicable charges, is allocated to the Scudder VLIF Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with the Policy owner's instructions in the application. (See "The Policy -- Policy Issue," page 8.)

     TRANSFERS. The Policy owner may transfer Separate Account Value among the Subaccount once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "The Policy -- Allocation of Premiums and Separate Account Value," page 8.)

THE FUNDS

     The following portfolios of Kemper Variable Series (formerly Investors Fund Series) are currently available for investment by the Separate Account:

          - KEMPER HIGH YIELD PORTFOLIO

          - KEMPER GOVERNMENT SECURITIES PORTFOLIO

          - KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO

          - KEMPER SMALL CAP GROWTH PORTFOLIO.

     The following portfolios of Janus Aspen Series are currently available for investment by the Separate Account:

          - JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

     The following portfolios of PIMCO Variable Insurance Trust are currently available for investment by the Separate Account:

          - PIMCO LOW DURATION BOND

          - PIMCO FOREIGN BOND

     The following portfolio of Templeton Variable Products Series Fund is currently available for investment by the Separate Account:

          - TEMPLETON DEVELOPING MARKETS FUND (CLASS 2 SHARES).

The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:

          - SCUDDER VLIF INTERNATIONAL (A-SHARES)

          - SCUDDER VLIF GROWTH AND INCOME (A-SHARES)

          - SCUDDER VLIF BOND (A SHARES)

          - SCUDDER VLIF MONEY MARKET

     For a more detailed description of the Funds, see "The Funds," page 5, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from Us upon request.

CHARGES

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, We deduct a charge of 1% of each premium payment to compensate Us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 14.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, We may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 21.)

     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, We deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 14 and 15, respectively.)

     On each Monthly Processing Date, We deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 15.)

     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 14.)

     The Policy owner indirectly bears the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 16.)

TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW

     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of Owners, an assignment, a loan or a surrender of the Policy may have tax consequences.

     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 21.)

FREE-LOOK PERIOD

     The Policy owner may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date the owner receives the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 14.)

ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS

     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.

                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY

     Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a majority owned (76.4 percent)subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich"). Zurich is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed in the September, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively. KILICO offers life insurance and annuity products and is admitted to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.

     The Separate Account is administered and accounted for as part of Our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business We conduct. The Policy benefits are our obligations.

     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.

     The Policy currently offers twelve Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.

                                   THE FUNDS

     The Separate Account invests in shares of the Kemper Variable Series (formerly Investors Fund Series), Janus Aspen Series, PIMCO Variable Insurance Trust, Templeton Variable Products Series Fund and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently We do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if We believe that a Fund's response to any of those events or conflicts insufficiently protects owners, We will take appropriate action on Our own.

     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)

     The Kemper Variable Series (formerly Investors Fund Series) portfolios in which the Separate Account invests are summarized below:

     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks to provide a high level of current income.

     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital.

     KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO: This Portfolio seeks to achieve a high rate of total return.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.

     Scudder Kemper Investments, Inc. ("SKI"), Our affiliate, is the investment manager for each Portfolio of the Kemper Variable Series (formerly Investors Fund Series) specified above. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the Kemper-Dreman High Return Equity Portfolio. Under the terms of the sub-advisory agreement between SKI and DVM, DVM manages the investment and reinvestment of the Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of SKI and the Board of Trustees.

JANUS ASPEN SERIES

     The Janus Aspen Series portfolio in which the Separate Account invests is summarized below:

     JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO: This Portfolio seeks long-term growth of capital.

     Janus Capital Corporation is the investment adviser for the portfolio of the Janus Aspen Series specified above.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust portfolios in which the Separate Account invests are summarized below:

     PIMCO LOW DURATION BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     PIMCO FOREIGN BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     Pacific Investment Management Company is the investment adviser for each portfolio of the PIMCO Variable Insurance Trust specified above.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

     The Templeton Variable Products Series Fund portfolio in which the Separate Account invests is summarized below:

     TEMPLETON DEVELOPING MARKETS FUND (CLASS 2 SHARES): This Portfolio seeks long-term capital appreciation.

     Templeton Asset Management Ltd. is the investment manager for the portfolio of the Templeton Variable Products Series Fund specified above.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:

     SCUDDER VLIF INTERNATIONAL PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

     SCUDDER VLIF BOND PORTFOLIO (A-SHARES): This Portfolio seeks high income from a high quality portfolio of bonds.

     SCUDDER VLIF MONEY MARKET PORTFOLIO: This Portfolio seeks stability and current income from a portfolio of money market instruments.

     Scudder Kemper Investments, Inc. ("SKI") is the investment manager for each portfolio of the Scudder Variable Life Investment Fund specified above.

     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from Us upon request.

CHANGE OF INVESTMENTS

     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in Our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in Our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to a Policy owner's interest in a Subaccount without notice to the owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policy owners.

     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in Our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing owners as We determine.

     If We deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

     - operated as a management company under the 1940 Act;

     - deregistered under that Act in the event such registration is no longer required; or

     - combined with Our other separate accounts. To the extent permitted by law, We may also transfer assets of the Separate Account to another separate account, or to the General Account.

                              FIXED ACCOUNT OPTION

     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     Under the Fixed Account Option, We pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless We refer to fixed accumulation and settlement options.

     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At Our discretion, We may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE

     Before We issue a Policy, We must receive a completed application and a full initial premium at Our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to Our underwriting requirements. If We decline an application, We will refund the Cash Value in the Scudder VLIF Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

     After underwriting is complete and the Policy is delivered to its owner, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

PREMIUMS

     We must receive premiums at Our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

     PLANNED PREMIUMS. A Policy owner specifies a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, the owner is not required to pay Planned Premiums.

     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which a Policy owner pays premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters".)

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")

     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.

     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment will be rejected and returned to the Policy owner if it would disqualify the Policy as life insurance under the Internal Revenue Code.

     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.

ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE

     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Scudder VLIF Money Market Subaccount. The Separate Account Value remains in the Scudder VLIF Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from the Policy owner. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of ten accounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. The Policy owner bears the entire investment risk.

     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

     Transfer requests must be in writing in a form acceptable to Us, or by telephone authorization under forms We authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Policy owner's remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following Our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with Our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Policy owner bears the risk of loss in the event of a fraudulent telephone transfer.

     If a Policy owner authorizes a third party to transact transfers on the Policy owner's behalf, We will reallocate the Cash Value pursuant to the authorized asset allocation program. However, We do not offer or participate in any asset allocation program and We take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

     AUTOMATIC ASSET REALLOCATION. A Policy owner may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in the Policy owner's predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on Our form and returned to Our home office.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

     The grace period is 61 days. The grace period begins when We send notice that the Surrender Value is insufficient to cover the monthly deductions. If We do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, the Policy owner may voluntarily repay a portion of Debt to avoid lapse. The owner may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

     - receipt of evidence of insurability satisfactory to Us;

     - payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

     - payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date We approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS

     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

     A Policy owner selects in the application one of two death benefit options:
Option A or Option B. Subject to certain restrictions, the owner can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

     The Policy owner chooses the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.

     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, We seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.

     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500

     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times by the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

     Death Benefits ordinarily are paid within seven days after We receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments")

CHANGES IN DEATH BENEFIT OPTION

     After the first Policy Year, a Policy owner may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after We accept the change.

     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.

     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     After the first Policy Year, a Policy owner may increase or decrease the Specified Amount, subject to Our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing a Policy owner's cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing an owner's cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.

     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

          - Our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, resulting in the Policy's termination or

          - Our determination that the decrease would cause the Policy to fail the tax guideline premium limitations because the payments from Cash Value required to effect the decrease exceed Surrender Value.

     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following Our acceptance of the request. If the Policy owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY

     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, We pay the Policy owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and We have no further obligations under the Policy.

CASH VALUE

     Cash Value reflects

          - the investment experience of the selected Subaccounts

          - the frequency and amount of premiums paid

          - transfers between Subaccounts

          - withdrawals

          - any Fixed Account or Loan Account values

          - Policy charges

A Policy owner may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.

     CALCULATION OF CASH VALUE. Cash Value is the total of

          - Separate Account Value

          - Fixed Account Value

          - Loan Account value

     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

     On any Valuation Date, Separate Account Value in any Subaccount equals:

          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.

     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

     The Cash Value in the Fixed Account is credited with interest at Our declared annual rate. The annual rate will never be less than 3%.

     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS

     After the first Policy Year, the Policy owner may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless the Policy owner directs otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.

     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. A Policy owner must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to the Policy owner's current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions We will notify the Policy owner. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")

     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

SURRENDER PRIVILEGE

     If the Insured is alive, the Policy owner may surrender the Policy for its Surrender Value. To surrender the Policy, the owner must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)

     PARTIAL WITHDRAWALS. After the first Policy Year, a Policy owner may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. During the surrender period, the maximum amount of partial withdrawal is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

FREE-LOOK PERIOD AND EXCHANGE RIGHTS

     During the Free-Look Period, the Policy owner may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date the Policy is received by the owner, or, 45 days after the owner completes the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. An owner seeking a refund should return the Policy to Us or to the agent who sold the Policy.

     At any time during the first two years after the Issue Date, the Policy owner may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by KILICO or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at the election of the owner, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses Us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate Us for higher corporate income taxes under the current Internal Revenue Code.

COST OF INSURANCE CHARGE

     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers Our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.

     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on Our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the

Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.

     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks we assume.

     The mortality and expense risk we assume is that Our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.

MONTHLY ADMINISTRATIVE CHARGE

     We deduct a monthly administrative expense charge to reimburse Us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy owners. This charge is designed only to reimburse Us for actual administrative expenses. Currently, this charge is $5 per month.

OTHER CHARGES

     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:

     (a) an administrative component (issue charge); plus

     (b) a sales component (deferred sales charge); times

     (c) the Surrender Charge percentage.

     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.

     The Surrender Charge is determined based upon the date We receive the written request for surrender. In no case will the Surrender Charge be greater than the maximum allowable under the Standard Non-forfeiture law. It is possible, although unlikely, that in the early period of a Policy, the Surrender Charge, which includes an issue charge component and deferred sales charge component, could exceed premiums paid.

     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.

     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.

     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:

         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75

     The deferred sales charge reimburses us for some of the expenses of distributing the Policies.

     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%

     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:

(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00

     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses Us for the administrative expenses related to the withdrawal.

     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses Us for the administrative expenses related to the transfer.

     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds and are subject to change. (See "The Funds.")

     Each portfolio incurs annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. The management fees for each Portfolio for the year ending December 31, 1998 as a percentage of average net assets were as follows: Kemper High Yield 0.60%; Kemper Government Securities 0.55%; Kemper-Dreman High Return Equity 0.42%; Kemper Small Cap Growth 0.65%; Janus Aspen Capital Appreciation Portfolio 0.70%; PIMCO Low Duration Bond 0.63%; PIMCO Foreign Bond 0.88%; Templeton Developing Markets (Class 2 Shares) 1.25%; Scudder VLIF International (A-Shares) 0.87%; Scudder VLIF Growth and Income (A-Shares) 0.47%; Scudder VLIF Bond (A-Shares) 0.47%; and Scudder VLIF Money Market 0.37%. The investment manager and the accounting agent for the Kemper-Dreman High Return Equity Portfolio have agreed, for the one year period beginning on the date of this Prospectus, to limit their respective fees and to reimburse other operating expenses. Without these expense caps, management fees are estimated to be 0.75% for the Kemper-Dreman High Return Equity Portfolio. The investment adviser of the Janus Aspen Capital Appreciation Portfolio has voluntarily agreed to reduce or waive a portion of its management fee. Without this reduction or waiver, the management fees for Janus Aspen Capital Appreciation Portfolio would have been
 .75%. With regard to PIMCO Low Duration Bond and PIMCO Foreign Bond, management fees include fixed advisory and administrative fees. The administrative fee covers most of the expenses of the portfolios. However, the portfolios are responsible for bearing certain expenses associated with their operations that are not covered by the administrative fee. While it is expected that these expenses generally will not have a material effect on the portfolio expense ratios, they may have a material effect in certain circumstances, such as when the average net assets of a portfolio are lower than anticipated. Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that total Portfolio operating expenses would exceed, due to organizational expenses and the payment by the Portfolio of its pro rata portion of the Trust's Trustees' fees, 0.65% of average daily net assets of the PIMCO Low Duration Bond Portfolio and 0.90% of average daily net assets of the PIMCO Foreign Bond Portfolio. Without such reductions, management fees, would have been: for the PIMCO Low Duration Bond Portfolio, .65%, and for the PIMCO Foreign Bond Portfolio, .90%.

     The other expenses for each Portfolio for the year ending December 31, 1998 as a percentage of average net assets were as follows: Kemper High Yield 0.05%; Kemper Government Securities 0.11%; Kemper-Dreman High Return Equity 0.45%; Kemper Small Cap Growth 0.05%; Janus Aspen Capital Appreciation Portfolio 0.22%; PIMCO Low Duration Bond 0.02%; PIMCO Foreign Bond 0.02%; Templeton Developing Markets (Class 2 Shares) 0.41%; Scudder VLIF International (A-Shares) 0.18%; Scudder VLIF Growth and Income (A-Shares) 0.09%; Scudder VLIF Bond (A-Shares) 0.09%; and Scudder VLIF Money Market 0.07%. In addition, the Templeton Developing Markets Fund also has a 12b-1 fee of 0.25% as described in the Fund's prospectus. For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.

     The Fund(s) may pay 12b-1 fees to Us or Our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from Us upon request.

     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse Us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Policy owners and owners of all other policies funded by the Separate Account.

                               GENERAL PROVISIONS

SETTLEMENT OPTIONS

     The Policy owner, or Beneficiary at the death of the Insured if no election by the owner is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, We may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.

     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     We must consent to any other payment methods.

     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of Owners; or

          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

     Transfers may also be postponed under these circumstances.

     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to Us by check or draft may be postponed until such time as We determine that such instrument has been honored by the bank upon which it was drawn.

THE CONTRACT

     The Policy, any endorsements, and the application constitute the entire contract between Us and the Policy owner. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

INCONTESTABILITY

     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.

SUICIDE

     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT

     No Policy assignment is binding on us until We receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, the rights of the Policy owner and Beneficiary are subject to the rights of the assignee of record.

NONPARTICIPATING

     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

OWNER AND BENEFICIARY

     The Policy owner may designate a new owner while the Insured is alive.

     The Policy owner designates primary and secondary Beneficiaries in the application. We rely upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, We will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.

     In order to change the Policy owner or a designated Beneficiary, the owner must sign Our form. The change is effective when the owner signs the form, but We are not liable for payments made or actions taken before We receive the signed form.

RECORDS AND REPORTS

     We keep the Separate Account records. We send Policy owners, at their last known address of record, an annual report showing:

        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments

     Confirmations and acknowledgments of various transactions are also sent to Policy owners. We also send annual and semi-annual Fund reports.

WRITTEN NOTICES AND REQUESTS

     Send written notices or requests to Our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to a Policy owner's address shown in the application unless an address change is filed with Us.

OPTIONAL INSURANCE BENEFITS

     The following optional insurance benefits are available by Rider at the time of application:

          - waiver of monthly deductions due to Insured's total disability

          - term insurance on the Insured's dependent children

          - acceleration of a portion of the death benefit due to Insured's terminal illness

          - term insurance on additional insureds

     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

     Under Our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Scudder VLIF Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. A Policy owner may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.

     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

     Dollar Cost Averaging ends if:

          - the number of designated monthly transfers has been completed

          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer

          - we receive the Policy owner's written termination at least 5 business days before the next transfer date

          - the Policy is surrendered.

     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

     A Policy owner may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.

     To participate in Dollar Cost Averaging, a Policy owner may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.

                           SYSTEMATIC WITHDRAWAL PLAN

     We offer a Systematic Withdrawal Plan ("SWP") allowing Policy owners to preauthorize periodic withdrawals after the first Policy Year. Policy owners instruct Us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. The Policy owner's periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, We charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse Us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from the Policy owner's representative or Us. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by the Policy owner or Us.

                            DISTRIBUTION OF POLICIES

     The Policy is sold by licensed insurance representatives who represent Us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.

     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, We may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

                              FEDERAL TAX MATTERS

INTRODUCTION

     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

     This discussion does not address state or local tax consequences associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

OUR TAX STATUS

     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect Our federal income tax liability because We are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, We do not charge or credit the Separate Account for federal, state or local taxes. However, Our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate Us for Our higher corporate income tax liability.

     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes We actually pay.

TAXATION OF LIFE INSURANCE POLICIES

     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums, increase the Death Benefit (which may result in higher Policy charges), or take any other action We deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) We, rather than the Policy owner, are considered the owner of the assets of the Separate Account.

     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and the Policy owner is taxable on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of the Separate Account. Income and gains from the Separate Account would then be includible in the Policy owners' gross income. The IRS has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control. As of the date of this Prospectus, no investor control guidance is available.

     We reserve the right to modify the Policy as necessary to attempt to prevent Policy owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to the Policy owner unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in the owner's income. The "investment in the contract" generally is premium payments minus non-taxable distributions. Distributions may be taxable to the owner if the Policy is considered a "modified endowment contract" ("MEC").

POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Policy owner. As a result, the loan is not taxable income to the owner if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Policy owner's income.

     Interest on an individual's Policy loans and interest on any loans of a Policy owner that is a business entity are subject to possible disallowance under complex rules. Consult a tax adviser on these issues.

POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

     We monitor the Policies and attempt to notify Policy owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The owner may then request that we take available steps to avoid treating the Policy as a MEC.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income if Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

     If the Policy owner assigns or pledges Cash Value under a MEC (or agrees to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, a Policy owner should consult a qualified tax adviser.

     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the owner attains age 59 1/2, (2) because the owner has become disabled (as defined in the Code), or (3) as substantially equal periodic payments over the life or life expectancy of the owner (or the joint lives or life expectancies of the owner and his or her beneficiary).

     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from Us or Our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not clear;

however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

     OTHER CONSIDERATIONS. Changing the Policy owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or Beneficiary.

FEDERAL INCOME TAX WITHHOLDING

     We withhold and send to the federal government a part of the taxable portion of withdrawals unless the Policy owner notifies Us in writing at the time of withdrawal that he or she elects no withholding. The Policy owner is always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policy owner may also be required to pay penalties under the estimated tax rules, if the owner's withholding and estimated tax payments are insufficient to satisfy the owner's total tax liability.

                              LEGAL CONSIDERATIONS

     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     We hold the assets of the Separate Account. We keep these assets segregated and apart from Our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.

                                VOTING INTERESTS

     We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give Us instructions with respect to that Subaccount. An owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which a Policy owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.

     We vote all Fund shares held in the Separate Account proportionately based on Policy owners' instructions. If changes in law permit, We may vote a Fund's shares in Our own right.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, We may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a portfolio of a Fund if We reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if We determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event We disregard voting instructions, We will include a summary of that action and the reasons for it in the next annual report to Policy owners.

                           STATE REGULATION OF KILICO

     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering Our operations and reporting on Our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

     In addition, We are subject to the insurance laws and regulations of the other states where We operate. Generally, the insurance departments of other states apply the laws of Illinois in determining Our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS

     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
John B. Scott (54)                     Chief Executive Officer, President and Director of Federal
Chief Executive Officer since          Kemper Life Assurance Company (FKLA) and Fidelity Life
February 1992. President since         Association (FLA) since 1988. Chief Executive Officer,
November 1993. Director since 1992.    President and Director of Zurich Life Insurance Company of
                                       America (ZLICA) and Zurich Direct, Inc. (ZD) since March
                                       1996. Chairman of the Board and Director of Investors
                                       Brokerage Services, Inc. (IBS) and Investors Brokerage
                                       Services Insurance Agency, Inc. (IBSIA) since 1993. Chairman of the Board of FKLA and FLA from April 1988 to January
                                       1996. Chairman of the Board of KILICO from February 1992 to
                                       January 1996. Executive Vice President and Director of
                                       Kemper Corporation (Kemper) since January 1994 and March
                                       1996, respectively. Executive Vice President of Kemper
                                       Financial Companies, Inc. from January 1994 to January 1996 and Director from 1992 to January 1996.

Eliane C. Frye (51)                    Executive Vice President of FKLA and FLA since 1995.
Executive Vice President since 1995.   Executive Vice President of ZLICA and ZD since March 1996.
Director since May 1998.               Director of FLA since December 1997. Director of FKLA and
                                       ZLICA since May 1998. Director of ZD from March 1996 to
                                       March 1997. Director of IBS and IBSIA since 1995. Senior
                                       Vice President of KILICO, FKLA and FLA from 1993 to 1995.
                                       Vice President of FKLA and FLA from 1988 to 1993.

Frederick L. Blackmon (47)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA since March
                                       1996. Senior Vice President and Chief Financial Officer of
                                       ZD since March 1996. Director of FLA since May 1998.
                                       Director of ZD from March 1996 to March 1997. Treasurer and
                                       Chief Financial Officer of Kemper since January 1996. Chief
                                       Financial Officer of Alexander Hamilton Life Insurance
                                       Company from April 1989 to November 1995.

James C. Harkensee (40)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA since 1995. Senior Vice
1996.                                  President of ZD since 1995. Director of ZD from April 1993 to March 1997 and since March 1998. Vice President of ZLICA from 1992 to 1995. Chief Actuary of ZLICA from 1991 to 1994.
                                       Assistant Vice President of ZLICA from 1990 to 1992. Vice
                                       President of ZD from 1994 to 1995.

James E. Hohmann (43)                  Senior Vice President of FKLA since December 1995. Chief
Senior Vice President since December   Actuary of FKLA and KILICO from December 1995 to January
1995. Director since May 1998.         1999. Senior Vice President of FLA since January 1996. Chief
                                       Actuary of FLA from January 1996 to January 1999. Senior
                                       Vice President of ZLICA and ZD since March 1996. Chief
                                       Actuary of ZLICA and ZD from March 1996 to January 1999.
                                       Director of FLA since June 1997. Director of FKLA and ZLICA since May 1998. Director of ZD from March 1996 to March
                                       1997. Managing Principal (Partner) of Tillinghast-Towers
                                       Perrin from January 1991 to December 1995.
                                       Consultant/Principal (Partner) of Tillinghast-Towers Perrin
                                       from November 1986 to January 1991.

Edward K. Loughridge (44)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Debra P. Rezabek (43)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996.
General Counsel since 1992. Corporate  Director of FLA since May 1998. Vice President of KILICO,
Secretary since January 1996.          FKLA and FLA since 1995. General Counsel and Director of
                                       Government Affairs of FKLA and FLA since 1992 and of KILICO since 1993. Senior Vice President, General Counsel and
                                       Corporate Secretary of ZLICA since March 1996. Senior Vice
                                       President, General Counsel and Corporate Secretary of ZD
                                       since March 1996. Director of ZD from March 1996 to March
                                       1997. Secretary of IBS and IBSIA since 1993. Director of IBS and IBSIA from 1993 to 1996. Assistant General Counsel of
                                       FKLA and FLA from 1988 to 1992. General Counsel and
                                       Assistant Secretary of KILICO, FKLA and FLA from 1992 to
                                       1996. Assistant Secretary of Kemper since January 1996.

Kenneth M. Sapp (53)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Director of IBS since May 1998. Director of IBSIA
1998.                                  since September 1998. Vice President--Aetna Life Brokerage of Aetna Life & Annuity Company from February 1992 to
                                       January 1998.

George Vlaisavljevich (56)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.

Loren J. Alter (60)                    Director of FKLA, FLA and Scudder Kemper Investments, Inc.
Director since January 1996.           (SKI) since January 1996. Director of ZLICA since May 1979.
                                       Executive Vice President and Chief Financial Officer of
                                       Zurich U.S. since 1979. President, Chief Executive Officer and Director of Kemper since January 1996.

William H. Bolinder (55)               Chairman of the Board and Director of FKLA and FLA since
Chairman of the Board and Director     January 1996. Chairman of the Board of ZLICA and ZD since
since January 1996.                    March 1995. Chairman of the Board and Director of Kemper
                                       since January 1996. Director of SKI since January 1996. Vice
                                       Chairman of SKI from January 1996 to 1998. Member of the
                                       Group Executive Board of Zurich Financial Services Group
                                       since 1998. Member of the Corporate Executive Board of
                                       Zurich Insurance Group from October 1994 to 1998. Chairman of Zurich American Insurance Company since 1998. Chairman of the Board of American Guarantee and Liability Insurance
                                       Company, Zurich American Insurance Company of Illinois,
                                       American Zurich Insurance Company and Steadfast Insurance
                                       Company since 1995. Chief Executive Officer of American
                                       Guarantee and Liability Insurance Company, Zurich American
                                       Insurance Company of Illinois and American Zurich Insurance
                                       Company from 1986 to June 1995. President of Zurich Holding
                                       Company of America since 1986. Manager of Zurich Insurance
                                       Company, U.S. Branch from 1986 to 1998. Underwriter for
                                       Zurich American Lloyds since 1986.

David A. Bowers (52)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich U.S. since August
                                       1985. Vice President, General Counsel and Secretary of
                                       Kemper since January 1996.

Gunther Gose (54)                      Director of FKLA, FLA and ZLICA since November 1998. Chief
Director since November 1998.          Financial Officer and Member of the Group Executive Board of
                                       Zurich Financial Services since October 1998. Member of the
                                       Corporate Executive Board of Zurich Insurance Group from
                                       April 1990 to October 1998.

                                 LEGAL MATTERS

     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and Our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, Our Associate General

Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised Us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to Our total assets or that relates to the Separate Account.

                              YEAR 2000 COMPLIANCE

     Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results for any transaction with a date of January 1, 2000, or later.

     Many companies must undertake major projects to address the year 2000 issue. Each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.

     If a company does not successfully address its year 2000 issues, it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.

     We have taken substantial steps over the last several years to ensure that Our systems will be compliant for the year 2000. Such steps have included the replacement of older systems with new systems which are already compliant. In 1996, We replaced Our investment accounting system, and, in 1997, We replaced Our general ledger and accounts payable system. We have also ensured that new systems developed to support new product introductions in 1997, 1998 and beyond are already year 2000 compliant. Data processing expenses related solely to bringing Our systems in compliance with the year 2000 amounted to $1.3 million in 1998. We anticipate that it will cost an additional $662 thousand to bring all remaining systems into compliance.

     Our policy administration systems have been completely renovated to be year 2000 compliant and are currently running in a test environment. Approximately 75 percent of Our ancillary systems confirmed to be year 2000 compliant were in production at December 31, 1998. We anticipate that all such systems will be in production at April 30, 1999 or sooner. Testing procedures have confirmed the performance, functionality, and integration of converted or replaced platforms, applications, databases, utilities, and interfaces in an operational environment. Our testing and verification for year 2000 compliance has encompassed the following:

     - mainframe computing systems

     - mainframe hardware and systems software

     - PC/LAN computing systems

     - PC/LAN hardware and systems software

     - end-user computing systems

     - interfaces to and from third parties, and

     - other miscellaneous electronic non-information systems

     We have also taken steps requiring all other entities with which We electronically interact, including suppliers and other financial services institutions, to attest to Us in writing that their systems are year 2000 compliant.

     If We do not successfully address Our year 2000 issues, We could face material adverse consequences from lawsuits, lost business, erroneous results and substantial operating problems after January 1, 2000. Although We fully expect to be year 2000 compliant by the close of 1999, We are currently developing contingency plans to handle the most reasonably likely worst case scenarios. These contingency plans are scheduled for completion in the third quarter of 1999.

                                    EXPERTS

     The consolidated balance sheets of KILICO as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of KILICO and subsidiaries for the period from January 4, 1996 to December 31, 1996 and the financial statement schedules as of December 31, 1996 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for the year then ended and for each of the period presented has been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Steven
D. Powell, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                             REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account relate to other life insurance policies in addition to other than those offered by this Prospectus. As of the date of this Prospectus, no assets attributable to the Policies are reflected, as the Policies were not offered prior to such date. In addition, the financial statements for the Separate Account reflect Subaccounts that are not available under the Policies. Our included financial statements should be considered only as bearing upon Our ability to meet our contractual obligations under the Policy. The investment experience of the Separate Account does not affect Our financial statements.

                             CHANGE OF ACCOUNTANTS

     On September 12, 1997, KILICO appointed the accounting firm of PricewaterhouseCoopers LLP ("PricewaterhouseCoopers"), formerly Coopers & Lybrand, L.L.P., as independent accountants for the year ended December 31, 1997 to replace KPMG LLP effective with such appointment. Our Board of Directors approved the selection of PricewaterhouseCoopers as the new independent accountants. Management had not consulted with PricewaterhouseCoopers on any accounting, auditing or reporting matter, prior to that time.

     During the fiscal year ended December 31, 1996, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG LLP's report on the financial statements for 1996 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

     There were no disagreements with PricewaterhouseCoopers on accounting or financial disclosures for the years ended December 31, 1998 or 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors of
Kemper Investors Life Insurance Company and
Contract Owners of KILICO Variable Separate Account:

     In our opinion, the accompanying statement of assets and liabilities and contract owners' equity and the related statement of operations and changes in owners' equity present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Separate Account, which includes the Kemper High Yield Subaccount, Kemper Government Securities Subaccount, Kemper Small Cap Growth Subaccount (investment options within the Investors Fund Series) Scudder VLIF International Subaccount and Scudder VLIF Growth and Income Subaccount (investment options within the Scudder Variable Life Investment
Fund), thereof, at December 31, 1998, and the changes in their equity for the year then ended and for each of the period presented, except for the Scudder VLIF International Subaccount and the Scudder VLIF Growth & Income Subaccount as to which the period is June 15, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1998 by correspondence with transfer agents, provides a reasonable basis for the opinion expressed above.

                                       PricewaterhouseCoopers LLP

Chicago, Illinois
February 19, 1999

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1998
(IN THOUSANDS)

                                                                                                                      SCUDDER
                                                                             KEMPER       KEMPER        SCUDDER         VLIF
                                                                KEMPER     GOVERNMENT   SMALL CAP        VLIF         GROWTH &
                                                              HIGH YIELD   SECURITIES     GROWTH     INTERNATIONAL     INCOME
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                              ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying portfolio funds, at current
    value...................................................    1,333        4,396        1,082            8              6
  Dividends and other receivables...........................       --           --           --           --             --
                                                                -----        -----        -----           --             --
        Total assets........................................    1,333        4,396        1,082            8              6
LIABILITIES AND POLICY OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk charges......................        1            3           --           --             --
    Other...................................................       --           --           --           --             --
                                                                -----        -----        -----           --             --
        Total liabilities...................................        1            3           --           --             --
                                                                -----        -----        -----           --             --
  Policy owners' equity.....................................    1,332        4,393        1,082            8              6
                                                                =====        =====        =====           ==             ==
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess of proceeds from units sold over payments for units
    redeemed................................................      318        1,878          920            8              6
  Accumulated net investment income.........................      903        1,867           57           --             --
  Accumulated net realized gain on sales of investments.....       66          578           12           --             --
  Unrealized appreciation of investments....................       45           70           93           --             --
                                                                -----        -----        -----           --             --
  Policy owners' equity.....................................    1,332        4,393        1,082            8              6
                                                                =====        =====        =====           ==             ==

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                           KEMPER       KEMPER                     SCUDDER VLIF
                                                              KEMPER     GOVERNMENT   SMALL CAP    SCUDDER VLIF      GROWTH &
                                                            HIGH YIELD   SECURITIES     GROWTH     INTERNATIONAL      INCOME
                                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT(A)
                                                            ----------   ----------   ----------   -------------   -------------
Dividends and capital gains distributions................       84           273          59            --              --
Mortality and expense risk charges.......................       13            41           4            --              --
                                                               ---          ----         ---             --              --
  Net investment income..................................       71           232          55            --              --
                                                               ---          ----         ---             --              --
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments.......      (42)          284          12            --              --
  Change in unrealized appreciation (depreciation) of
    investments..........................................      (10)         (253)         75            --              --
                                                               ---          ----         ---             --              --
Net realized and unrealized gain (loss) on investments...      (52)           31          87            --              --
                                                               ---          ----         ---             --              --
Net increase in policy owners' equity resulting from
  operations.............................................       19           263         142            --              --
                                                               ===          ====         ===             ==              ==

(a) For the period June 15, 1998 (commencement of operations) to December 31, 1998.

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                            KEMPER       KEMPER                     SCUDDER VLIF
                                                               KEMPER     GOVERNMENT   SMALL CAP    SCUDDER VLIF      GROWTH &
                                                             HIGH YIELD   SECURITIES     GROWTH     INTERNATIONAL      INCOME
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT(A)
                                                             ----------   ----------   ----------   -------------   -------------
Operations:
 Net investment income.....................................       71          232           55           --              --
 Net realized gain (loss) on sales of investments..........      (42)         284           12           --              --
 Change in unrealized appreciation (depreciation) of
   investments.............................................      (10)        (253)          75           --              --
                                                               -----        -----        -----           --              --
   Net increase in policy owners' equity resulting from
     operations............................................       19          263          142           --              --
                                                               -----        -----        -----           --              --
Account unit transactions:
 Proceeds from units sold..................................       86           32          590            2               4
 Net transfers (to) from affiliate and subaccounts.........     (502)        (399)         318            7               4
 Payments for units redeemed...............................     (205)        (200)        (192)          (1)             (2)
                                                               -----        -----        -----           --              --
   Net increase (decrease) in policy owners' equity from
     account unit transactions.............................     (621)        (567)         716            8               6
                                                               -----        -----        -----           --              --
Total increase (decrease) in policy owners' equity.........     (602)        (304)         858            8               6
Policy owners' equity:
 Beginning of period.......................................    1,934        4,697          224           --              --
                                                               -----        -----        -----           --              --
 End of period.............................................    1,332        4,393        1,082            8               6
                                                               =====        =====        =====           ==              ==

(a) For the period June 15, 1998 (commencement of operations) to December 31,
    1998

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                             KEMPER       KEMPER
                                                                KEMPER     GOVERNMENT   SMALL CAP
                                                              HIGH YIELD   SECURITIES     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------
Operations:
 Net investment income......................................       87          283            2
 Net realized gain (loss) on sales of investments...........       96           19           --
 Change in unrealized appreciation (depreciation) of
   investments..............................................      (27)          17           18
                                                                -----        -----         ----
   Net increase (decrease) in policy owners' equity
     resulting from operations..............................      156          319           20
                                                                -----        -----         ----
Account unit transactions:
 Proceeds from units sold...................................       22           32          137
 Net transfers (to) from affiliate and subaccounts..........      298          492           93
 Payments for units redeemed................................      (50)        (131)         (28)
                                                                -----        -----         ----
   Net increase (decrease) in policy owners' equity from
     account unit transactions..............................      270          393          202
                                                                -----        -----         ----
Total increase (decrease) in policy owners' equity..........      426          712          222
Policy owners' equity:
 Beginning of period........................................    1,508        3,985            2
                                                                -----        -----         ----
 End of period..............................................    1,934        4,697          224
                                                                =====        =====         ====

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Kemper Investors Life Insurance Company Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed with the September 7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

     The Separate Account is used to fund policies ("Policy") for Select variable universal life policies and Power V flexible premium variable universal life policies. The Separate Account is divided into twenty-three subaccounts. The Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series, an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series, the American Skandia Trust, the Fidelity VIP Funds and the Scudder Variable Life Investment Funds, all of which are open-end diversified management investment companies. A total of five subaccount options are presented in the accompanying financial statements as available subaccount options to contract owners. Each subaccount invests exclusively in the shares of a corresponding portfolio of the Investors Fund Series and the Scudder Variable Life Investment Fund.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1998.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out (FIFO) cost basis.

ACCOUNT UNIT TRANSACTIONS

     Proceeds from a Policy are automatically allocated to the Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

(2) SUMMARY OF INVESTMENTS

     Investments, at cost, at December 31, 1998, are as follows (in thousands):

                                                              SHARES
                                                              OWNED        COST
                                                              ------      -------
  INVESTORS FUND SERIES:
  High Yield Subaccount.....................................  1,088         1,288
  Government Securities Subaccount..........................  3,639         4,326
  Small Cap Growth Subaccount...............................    549           989
  SCUDDER VARIABLE LIFE INVESTMENT FUNDS:
  International Subaccount..................................      1             8
  Growth & Income Subaccount................................      1             6
                                                                          -------
       TOTAL INVESTMENTS AT COST............................              $ 6,617
                                                                          =======

     A description of the underlying investments are summarized below.

INVESTORS FUND SERIES

     HIGH YIELD SUBACCOUNT: This subaccount seeks to provide a high level of current income.

     GOVERNMENT SECURITIES SUBACCOUNT: This subaccount seeks high current return consistent with preservation of capital.

     SMALL CAP GROWTH SUBACCOUNT: This subaccount seeks maximum appreciation of investors' capital.

SCUDDER VARIABLE LIFE INVESTMENT FUNDS

     INTERNATIONAL SUBACCOUNT: This subaccount seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     GROWTH & INCOME SUBACCOUNT: This subaccount seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

(3) TRANSACTIONS WITH AFFILIATES

     KILICO provides a death benefit payment upon the death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled $111,539 and $1,454,886 for the Select and Power V variable universal life products, respectively, for the year ended December 31, 1998. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO before investment of a policy owner's funds into the Separate Account.

     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Investors Fund Series portfolios and the Scudder Variable Life Investment Funds.

     Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

(4) NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

     Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Policy Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity at December 31, 1998, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                NUMBER                POLICY
                                                                  OF        UNIT      OWNERS'
                                                                UNITS      VALUE      EQUITY
                                                                ------     -----      -------
                      POWER V POLICIES
INVESTORS FUND SERIES:
High Yield Subaccount.......................................      106        1.421       151
Government Securities Subaccount............................       15        1.380        21
Small Cap Growth Subaccount.................................      414        2.610     1,082
SCUDDER VARIABLE LIFE INVESTMENT FUNDS:
International Subaccount....................................        1       14.439         8
Growth & Income Subaccount..................................        1       11.275         6
                                                                                      ------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                          $1,268
                                                                                      ======

SELECT POLICIES
INVESTORS FUND SERIES:
High Yield Subaccount.......................................      481       2.459      1,181
Government Securities Subaccount............................    2,047       2.136      4,372
                                                                                     -------
     TOTAL SELECT POLICY OWNERS' EQUITY.....................                         $ 5,553
                                                                                     =======

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Directors and Stockholder of
Kemper Investors Life Insurance Company:

     In our opinion, the accompanying consolidated balance sheets as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Company for the period from January 4, 1996 to December 31, 1996 were audited by other independent accountants whose report, dated March 21, 1997, expressed an unqualified opinion on those statements.

                           PricewaterhouseCoopers LLP
Chicago, Illinois
March 12, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

The Board of Directors and Stockholder
Kemper Investors Life Insurance Company:

     We have audited the accompanying consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996. In connection with our audit of the consolidated financial statements, we also have audited the financial statement schedules as of December 31, 1996 as listed in the accompanying index. These financial statement schedules are incorporated by reference to a previously filed Form 10-K. These consolidated financial statements and the financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the results of operations and the cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned supplementary financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

                                       KPMG LLP

Chicago, Illinois
March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31   DECEMBER 31
                                                                 1998          1997
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1998,.......................
  $3,421,535; December 31, 1997, $3,644,075)................  $3,482,820    $ 3,668,643
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................     101,781        --
Short-term investments......................................      58,334        236,057
Joint venture mortgage loans................................      65,806         72,663
Third-party mortgage loans..................................      76,520        102,974
Other real estate-related investments.......................      22,049         44,409
Policy loans................................................     271,540        282,439
Equity securities...........................................      66,854         24,839
Other invested assets.......................................      23,645         20,820
                                                              -----------   -----------
          Total investments.................................   4,169,349      4,452,844
Cash........................................................      13,486         23,868
Accrued investment income...................................     124,213        117,789
Goodwill....................................................     216,651        229,393
Value of business acquired..................................     118,850        138,482
Deferred insurance acquisition costs........................      91,543         59,459
Deferred income taxes.......................................      35,059         39,993
Reinsurance recoverable.....................................     344,837        382,609
Receivable on sales of securities...........................       3,500         20,076
Other assets and receivables................................      23,029          3,187
Assets held in separate accounts............................   7,099,204      5,121,950
                                                              -----------   -----------
          Total assets......................................  $12,239,721   $10,589,650
                                                              ===========   ===========
LIABILITIES
Future policy benefits......................................  $3,906,391    $ 4,239,480
Benefits and funds payable..................................     318,369        150,524
Other accounts payable and liabilities......................      61,898        212,133
Liabilities related to separate accounts....................   7,099,204      5,121,950
                                                              -----------   -----------
          Total liabilities.................................  11,385,862      9,724,087
                                                              -----------   -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....       2,500          2,500
Additional paid-in capital..................................     804,347        806,538
Accumulated other comprehensive income......................      32,975         12,637
Retained earnings...........................................      14,037         43,888
                                                              -----------   -----------
          Total stockholder's equity........................     853,859        865,563
                                                              -----------   -----------
          Total liabilities and stockholder's equity........  $12,239,721   $10,589,650
                                                              ===========   ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                             --------------------------------------
                                                               1998         1997          1996
                                                             --------     --------   --------------
REVENUE
Net investment income......................................  $273,512     $296,195      $299,688
Realized investment gains..................................    51,868       10,546        13,602
Premium income.............................................    22,346       22,239         7,822
Separate account fees and charges..........................    61,982       85,413        25,309
Other income...............................................    10,031       11,087         9,786
                                                             --------     --------      --------
          Total revenue....................................   419,739      425,480       356,207
                                                             --------     --------      --------
BENEFITS AND EXPENSES
Interest credited to policyholders.........................   176,906      199,782       223,094
Claims incurred and other policyholder benefits............    28,029       28,372        14,255
Taxes, licenses and fees...................................    30,292       52,608         2,173
Commissions................................................    39,046       32,602        25,962
Operating expenses.........................................    44,575       36,837        24,678
Deferral of insurance acquisition costs....................   (46,565)     (38,177)      (27,820)
Amortization of insurance acquisition costs................    12,082        3,204         2,316
Amortization of value of business acquired.................    17,677       24,948        21,530
Amortization of goodwill...................................    12,744       15,295        10,195
                                                             --------     --------      --------
          Total benefits and expenses......................   314,786      355,471       296,383
                                                             --------     --------      --------
Income before income tax expense...........................   104,953       70,009        59,824
Income tax expense.........................................    39,804       31,292        25,403
                                                             --------     --------      --------
          Net income.......................................  $ 65,149     $ 38,717      $ 34,421
                                                             ========     ========      ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
NET INCOME..................................................    $ 65,149    $ 38,717    $ 34,421
                                                                --------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
     Unrealized holdings gains (losses) on investments......      25,372      60,802     (84,036)
     Adjustment to value of business acquired...............      (9,332)    (28,562)     16,735
     Adjustment to deferred insurance acquisition costs.....      (2,862)     (2,680)      1,307
                                                                --------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period...............      13,178      29,560     (65,994)
                                                                --------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains.....................................       6,794      (9,016)      3,963
     Adjustment for amortization of premium on fixed
       maturities included in net investment income.........     (17,064)    (17,866)    (26,036)
     Adjustment for (gains) losses included in amortization
       of value of business acquired........................      (7,378)     (2,353)     (4,212)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs.......................        (463)       (355)      --
                                                                --------    --------    --------
          Total reclassification adjustments for items
            included in net income..........................     (18,111)    (29,590)    (26,285)
                                                                --------    --------    --------
Other comprehensive income (loss), before related income tax
  expense (benefit)                                               31,289      59,150     (39,709)
Related income tax expense (benefit)........................      10,952        (985)      7,789
                                                                --------    --------    --------
          Other comprehensive income (loss), net of tax.....      20,337      60,135     (47,498)
                                                                --------    --------    --------
          Comprehensive income (loss).......................    $ 85,486    $ 98,852    $(13,077)
                                                                ========    ========    ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                         DECEMBER 31
                                                              ----------------------------------
                                                                1998         1997         1996
                                                              --------     --------     --------
CAPITAL STOCK, beginning and end of period..................  $  2,500     $  2,500     $  2,500
                                                              --------     --------     --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............   806,538      761,538      743,104
Capital contributions from parent...........................     4,261       45,000       18,434
Adjustment to prior period capital contribution from
  parent....................................................    (6,452)          --           --
                                                              --------     --------     --------
          End of period.....................................   804,347      806,538      761,538
                                                              --------     --------     --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning of
  period....................................................    12,637      (47,498)       --
Other comprehensive income (loss), net of tax...............    20,338       60,135      (47,498)
                                                              --------     --------     --------
          End of period.....................................    32,975       12,637      (47,498)
                                                              --------     --------     --------

RETAINED EARNINGS, beginning of period......................    43,888       34,421        --
Net income..................................................    65,149       38,717       34,421
Dividends to parent.........................................   (95,000)     (29,250)       --
                                                              --------     --------     --------
          End of period.....................................    14,037       43,888       34,421
                                                              --------     --------     --------

          Total stockholder's equity........................  $853,859     $865,563     $750,961
                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                 YEAR ENDED DECEMBER 31
                                                        -----------------------------------------
                                                           1998           1997           1996
                                                        -----------     ---------     -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income..........................................  $    65,149     $  38,717     $    34,421
  Reconcilement of net income to net cash provided:
     Realized investment gains........................      (51,868)      (10,546)        (13,602)
     Net change in trading account securities.........       (6,727)       --             --
     Interest credited and other charges..............      173,958       198,206         230,298
     Deferred insurance acquisition costs.............      (34,483)      (34,973)        (25,504)
     Amortization of value of business acquired.......       17,677        24,948          21,530
     Amortization of goodwill.........................       12,744        15,295          10,195
     Amortization of discount and premium on
       investments....................................       17,353        17,866          25,743
     Deferred income taxes............................      (12,469)      (99,370)           (897)
     Net change in current federal income taxes.......      (73,162)       97,386         108,806
     Benefits and premium taxes due related to
       separate account bank-owned life insurance.....      123,884       180,546         --
     Other, net.......................................      (41,477)       17,168         (22,283)
                                                        -----------     ---------     -----------
          Net cash provided from operating
            activities................................      190,579       445,243         368,707
                                                        -----------     ---------     -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity................      491,699       229,208         264,383
     Fixed maturities sold prior to maturity..........      882,596       633,872         891,995
     Equity securities................................      107,598        --             --
     Mortgage loans, policy loans and other invested
       assets.........................................      180,316       131,866         168,727
  Cost of investments purchased or loans originated:
     Fixed maturities.................................   (1,319,119)     (606,028)     (1,369,091)
     Equity securities................................      (83,303)       --             --
     Mortgage loans, policy loans and other invested
       assets.........................................      (66,331)      (76,350)       (119,044)
  Short-term investments, net.........................      177,723      (164,361)        300,819
  Net change in receivable and payable for securities
     transactions.....................................         (677)       29,746         (31,667)
  Net change in other assets..........................      --                244             115
                                                        -----------     ---------     -----------
          Net cash provided by investing activities...      370,502       178,197         106,237
                                                        -----------     ---------     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................      180,124       145,687         141,159
     Withdrawals......................................     (649,400)     (745,510)       (700,084)
  Capital contributions from parent...................        4,261        45,000          18,434
  Dividends to parent.................................      (95,000)      (29,250)        --
  Other...............................................      (11,448)      (18,275)         42,512
                                                        -----------     ---------     -----------
          Net cash used in financing activities.......     (571,463)     (602,348)       (497,979)
                                                        -----------     ---------     -----------
               Net increase (decrease) in cash........      (10,382)       21,092         (23,035)
CASH, beginning of period.............................       23,868         2,776          25,811
                                                        -----------     ---------     -----------
CASH, end of period...................................  $    13,486     $  23,868     $     2,776
                                                        ===========     =========     ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Effective January 4, 1996, Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.

     Effective September 7, 1998, the businesses of Zurich merged with the financial services business of B.A.T. Industries forming Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index, replacing Zurich. Allied Zurich p.l.c., representing the financial interest of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1997 and 1996 consolidated financial statements in order for them to conform to the 1998 presentation.

BASIS OF ACCOUNTING

     The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1996, 1997 and 1998, have been prepared in conformity with generally accepted accounting principles.

ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

GOODWILL

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1998, the Company believes that no such adjustment is necessary.

     The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

VALUE OF BUSINESS ACQUIRED

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2003 are as follows:

                                                                                            PROJECTED
                (IN THOUSANDS)                    BEGINNING                  ACCRETION OF    ENDING
            YEAR ENDED DECEMBER 31                 BALANCE    AMORTIZATION     INTEREST      BALANCE
-----------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual)..................................   $190,222      $(31,427)       $9,897      $168,692
1997 (actual)..................................    168,692       (34,906)        9,958       143,744
1998 (actual)..................................    143,744       (26,807)        9,129       126,066
1999...........................................    126,066       (24,926)        7,741       108,881
2000...........................................    108,881       (22,649)        6,619        92,851
2001...........................................     92,851       (20,736)        5,577        77,692
2002...........................................     77,692       (17,096)        4,695        65,291
2003...........................................     65,291       (15,504)        3,948        53,735

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. As of December 31, 1998 and 1997, this adjustment decreased the value of business acquired by $7.2 million and $5.3 million, respectively, and accumulated other comprehensive income by approximately $4.7 million and $3.4 million, respectively.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.5 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 6.8 percent.

GUARANTY FUND ASSESSMENTS

     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1998 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include: (1) notes receivable from real estate ventures; (2) investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures, and
(3) real estate owned at December 31, 1997, carried at fair value. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

     Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INCOME TAX

     For the period January 1 through January 4, 1996, the Company's federal income tax return was consolidated with Kemper and Kemper's other wholly-owned life insurance subsidiary, Federal Kemper Life Assurance Company ("FKLA"). The Boards of Directors of Kemper, KILICO and FKLA, adopted a written plan that provided that federal income taxes would be paid to or recovered from Kemper on the basis of each company's taxable income or loss as shown on its respective federal income tax return. In the event of a federal income tax credit which is greater than the amount recoverable from the other life insurance company or from the Internal Revenue Service, the funds available would be apportioned among the life companies entitled to a recovery on the basis of the relationship of each company's tax credit to the total of all of the life insurance companies in a deficit position. For the period January 5 through December 31, 1996, and subsequent years, the Company has filed a separate federal income tax return.

     Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION

     The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $126.0 million, $29.0 million and $28.1 million directly to the United States Treasury Department during 1998, 1997 and 1996 respectively.

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                  ESTIMATED UNREALIZED
                                                         CARRYING    AMORTIZED    --------------------
                                                          VALUE         COST       GAINS      LOSSES
                    (in thousands)                       --------    ---------     -----      ------
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    7,951   $    7,879   $    81    $     (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      27,039       26,768       362         (91)
Debt securities issued by foreign governments.........      69,357       67,239     2,266        (148)
Corporate securities..................................   1,908,850    1,866,372    46,664      (4,186)
Mortgage and asset-backed securities..................   1,469,623    1,453,277    19,063      (2,717)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,482,820   $3,421,535   $68,436    $ (7,151)
                                                        ==========   ==========   =======    ========
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities.................  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed...................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.........      92,563       92,722       188        (347)
Corporate securities..................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities..................   1,678,837    1,669,159    10,035        (357)
                                                        ----------   ----------   -------    --------
       Total fixed maturities.........................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                        ==========   ==========   =======    ========

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1998, are shown below. Actual maturities will differ from contractual maturities because borrowers may

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED) have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                            --------     ---------
One year or less............................................    $   44,816    $   44,745
Over one year through five years............................       814,646       802,147
Over five years through ten years...........................       891,767       866,613
Over ten years..............................................       261,968       254,753
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,469,623     1,453,277
                                                                ----------    ----------
       Total fixed maturities...............................    $3,482,820    $3,421,535
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 4.0 years.

     Proceeds from sales of investments in fixed maturities prior to maturity were $882.6 million, $633.9 million and $892.0 million during 1998, 1997 and 1996, respectively. Gross gains of $10.1 million, $3.1 million and $9.9 million and gross losses of $8.0 million, $13.7 million and $16.2 million were realized on sales and write-downs of fixed maturities in 1998, 1997 and 1996, respectively.

     At December 31, 1998, the Company had 12 separate asset-backed securities included in fixed maturity investments from trusts formed to collateralize assets underwritten by Green Tree Financial Corporation, which in aggregate amounted to $97.7 million. No other individual investments exceeded ten percent of stockholder's equity at December 31, 1998.

     At December 31, 1998, securities carried at approximately $6.4 million were on deposit with governmental agencies as required by law.

     Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $164.4 million real estate portfolio at December 31, 1998 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1998 and 1997, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1998            1997
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $83.9           $39.3
Impaired loans with reserves--gross.........................        21.5             2.2
                                                                   -----           -----
       Total gross impaired loans...........................       105.4            41.5
Reserves related to impaired loans..........................       (18.5)           (2.1)
                                                                   -----           -----
       Net impaired loans...................................       $86.9           $39.4
                                                                   =====           =====

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

$54.6 million and $45.2 million in impaired loans for 1998 and 1997, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

     At December 31, 1998 and 1997, loans on nonaccrual status, before reserves and write-downs, amounted to $37.4 million and $47.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

     The sources of net investment income were as follows:

                                                                  1998           1997           1996
                       (in thousands)                           --------       --------       --------
Interest and dividends on fixed maturities..................    $232,707       $250,170       $250,683
Dividends on equity securities..............................       2,143          2,123            646
Income from short-term investments..........................       5,391          4,128          9,130
Income from mortgage loans..................................      14,964         16,283         20,257
Income from policy loans....................................      21,096         20,549         20,700
Income from other real estate-related investments...........         352          6,631          4,917
Income from other loans and investments.....................       2,223          2,045          2,480
                                                                --------       --------       --------
       Total investment income..............................     278,876        301,929        308,813
Investment expense..........................................      (5,364)        (5,734)        (9,125)
                                                                --------       --------       --------
       Net investment income................................    $273,512       $296,195       $299,688
                                                                ========       ========       ========

     Net realized investment gains (losses) for the years ended December 31, 1998, 1997 and 1996, were as follows:

                                                                       REALIZED GAINS (LOSSES)
                                                                -------------------------------------
                                                                  1998           1997          1996
                       (in thousands)                           --------       --------       -------
Real estate-related.........................................    $ 41,362       $ 19,758       $17,462
Fixed maturities............................................       2,158        (10,656)       (6,344)
Trading account securities--gross gains on transfer.........       3,254          --            --
Trading account securities--gross losses on transfer........        (417)         --            --
Trading account securities--holding losses..................        (151)         --            --
Equity securities...........................................       5,496            914         --
Other.......................................................         166            530         2,484
                                                                --------       --------       -------
  Realized investment gains before income tax expense.......      51,868         10,546        13,602
Income tax expense..........................................     (18,154)        (3,691)       (4,761)
                                                                --------       --------       -------
  Net realized investment gains.............................    $ 33,714       $  6,855       $ 8,841
                                                                ========       ========       =======

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                                             CHANGE IN UNREALIZED GAINS (LOSSES)
                                                          -----------------------------------------
                                                          DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                              1998           1997          1996
                     (in thousands)                       ------------   ------------   -----------
Fixed maturities........................................    $ 36,717       $ 87,787      $(63,219)
Equity and other securities.............................      (1,074)          (103)        1,256
Adjustment to deferred insurance acquisition costs......      (2,399)        (2,325)        1,307
Adjustment to value of business acquired................      (1,954)       (26,209)       20,947
                                                            --------       --------      --------
  Unrealized gain (loss) before income tax expense
     (benefit)..........................................      31,290         59,150       (39,709)
Income tax expense (benefit)............................      10,952           (985)        7,789
                                                            --------       --------      --------
       Net unrealized gain (loss) on investments........    $ 20,338       $ 60,135      $(47,498)
                                                            ========       ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1998 and 1997 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1998 and 1997, the Company's net equity investment in unconsolidated investees amounted to $1.2 million and $19.3 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $241 thousand, $835 thousand and $223 thousand in 1998, 1997 and 1996, respectively.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 28.0 percent of the Company's investment-grade fixed maturities at December 31, 1998 were mortgage-backed securities, down from 35.1 percent at December 31, 1997, due to sales and paydowns during 1998. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

     Approximately 15.4 percent and 10.8 percent of the Company's investment-grade fixed maturities at December 31, 1998 and 1997, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (21.9%), auto loans (8.2%), manufactured housing loans (14.8%), equipment loans (5.2%), and commercial mortgage backed securities (22.1%).

     The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: California (31.5%), Hawaii (16.2%), Washington (9.9%) and Colorado (9.4%). The property type distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: hotels (39.9%), land (30.9%) and residential (15.5%).

     Undeveloped land represented approximately 30.9 percent of the Company's real estate portfolio at December 31, 1998. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

     At December 31, 1998, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $64.5 million, or
39.3 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and two office buildings. At December 31, 1998, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1998, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $51.6 million, or 31.4 percent, of the Company's real estate portfolio. Kemper's interest is 75 percent at December 31, 1998. At December 31, 1998, MLP-related commitments accounted for approximately $6.1 million of the Company's off-balance-sheet legal commitments.

     The remaining significant real estate-related investments amounted to $27.3 million at December 31, 1998 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until the Company completely disposes of all of its investments in Hawaii.

     At December 31, 1998, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1998.

(6) INCOME TAXES

     Income tax expense (benefit) was as follows for the years ended December 31, 1998, 1997 and 1996:

                                                              1998          1997          1996
                      (in thousands)                        --------      --------      --------
Current...................................................  $ 52,274      $130,662      $ 26,300
Deferred..................................................   (12,470)      (99,370)         (897)
                                                            --------      --------      --------
          Total...........................................  $ 39,804      $ 31,292      $ 25,403
                                                            ========      ========      ========

     Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 1998, 1997 and 1996:

                                                               1998         1997         1996
                       (in thousands)                         -------      -------      ------
Unrealized gains and losses on investments..................  $12,475      $ 9,002      $   --
Value of business acquired..................................     (684)      (9,173)      7,331
Deferred insurance acquisition costs........................     (840)        (814)        457
                                                              -------      -------      ------
          Total.............................................  $10,952      $  (985)     $7,789
                                                              =======      =======      ======

     The actual income tax expense for 1998, 1997 and 1996 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1998, 1997, and 1996 to income before income tax expense.

                                                               1998         1997         1996
                       (in thousands)                         -------      -------      -------
Computed expected tax expense...............................  $36,734      $24,503      $20,938
Difference between "expected" and actual tax expense:
  State taxes...............................................     (434)       1,801          913
  Amortization of goodwill..................................    4,460        5,353        3,568
  Dividend received deduction...............................     (540)       --           --
  Foreign tax credit........................................     (250)        (278)       --
  Other, net................................................     (166)         (87)         (16)
                                                              -------      -------      -------
          Total actual tax expense..........................  $39,804      $31,292      $25,403
                                                              =======      =======      =======

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)
differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not, to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

     The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                      DECEMBER 31    DECEMBER 31     DECEMBER 31
                                                         1998            1997            1996
                   (in thousands)                     -----------    ------------    ------------
Deferred federal tax assets:
  Deferred insurance acquisition costs..............   $ 86,332        $ 75,522        $  4,520
  Unrealized losses on investments..................     --              --              16,624
  Life policy reserves..............................     27,240          43,337          46,452
  Unearned revenue..................................     42,598          37,243          --
  Real estate-related...............................     13,944          13,400          20,642
  Other investment-related..........................      5,770           3,298           5,409
  Other.............................................      4,923           4,371           3,639
                                                       --------        --------        --------
     Total deferred federal tax assets..............    180,807         177,171          97,286
  Valuation allowance...............................    (15,201)        (15,201)        (31,825)
                                                       --------        --------        --------
     Total deferred federal tax assets after
       valuation allowance..........................    165,606         161,970          65,461
                                                       --------        --------        --------
Deferred federal tax liabilities:
  Value of business acquired........................     41,598          48,469          66,373
  Deferred insurance acquisition costs..............     32,040          20,811           9,384
  Depreciation and amortization.....................     19,111          20,201          15,473
  Other investment-related..........................     14,337          18,774          28,855
  Unrealized gains on investments...................     21,477           9,002          --
  Other.............................................      1,984           4,720           5,738
                                                       --------        --------        --------
     Total deferred federal tax liabilities.........    130,547         121,977         125,823
                                                       --------        --------        --------
Net deferred federal tax assets (liabilities).......   $ 35,059        $ 39,993        $(60,362)
                                                       ========        ========        ========

     The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $1.5 billion and $2.7 billion of new and renewal sales in 1998 and 1997, respectively from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS

     The Company received capital contributions from Kemper of $4.3 million, $45.0 million and $18.4 million during 1998, 1997 and 1996, respectively. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company did not pay any cash dividends to Kemper during 1996.

     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1998 and 1997, joint venture mortgage loans totaled $65.8 million and $72.7 million, respectively, and during 1998, 1997 and 1996, the Company earned interest income on these joint venture loans of $6.8 million, $7.5 million and $9.5 million, respectively.

     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1998, 1997 and 1996, expenses allocated to the Company from SKI and KSvC amounted to $43 thousand, $114 thousand and $1.7 million, respectively. The Company also paid to SKI investment management fees of $3.1 million, $3.5 million and $3.6 million during 1998, 1997 and 1996, respectively. In addition, expenses allocated to the Company from FKLA during 1998, 1997 and 1996 amounted to $35.5 million, $30.0 million and $10.5 million, respectively. The Company also paid to Kemper real estate subsidiaries $1.5 million, $2.2 million and $1.8 million in 1998, 1997 and 1996, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

     As of December 31, 1998 and 1997, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $344.8 million and $382.6 million, respectively.

     In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles ("GAAP"), of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. As of the date of this transaction, no deferred tax impact was recorded on the difference between the statutory and GAAP reserves. This deferred tax impact of $6.5 million was recorded in 1998 as a reduction to the original capital contribution. Premiums assumed during 1998 under the terms of the treaty amounted to $21.6 million and the face amount which remained outstanding at December 31, 1998 amounted to $11.7 billion.

     Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $293 thousand and $139 thousand as of December 31, 1998 and 1997, respectively.

     During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, ZC Life Reinsurance Limited ("ZC Life"), formerly EPICENTRE Reinsurance (Bermuda) Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to the new BOLI product developed in 1997, which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8) REINSURANCE (CONTINUED)
(face amount) to ZC Life under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to ZC Life. The Company has also withheld approximately $23.4 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.

     During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent. During 1998, the Company issued $6.9 billion (face amount) of new BOLI business and ceded $11.1 billion (face amount) to ZC Life under the terms of the modified treaty. During 1998, the Company also ceded $175.5 million of separate account fees (cost of insurance charges) to ZC Life. The Company has also withheld approximately $170.9 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1998.

     KILICO has a large and growing funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA is now marked-to-market based upon the Total Return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. To properly match revenue and expenses, the Company has placed assets supporting the FWA in a segmented portion of its General Account. This portfolio is classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115"). FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $151 thousand related to the changes in fair value of this portfolio during 1998. The fair value of this portfolio was $101.8 million at December 31, 1998, and the amortized cost was $99.1 million. The Company periodically purchases assets into this segmented portfolio to support changes in the FWA.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $2.0 million and $1.9 million at December 31, 1998 and 1997, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.25 percent for 1998 and 1997, respectively. The assumed health care trend rate used was based on projected experience for 1998,
8.0 percent for 1999, gradually declining to 6.4 percent by the year 2003 and gradually declining thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $312 thousand and $242 thousand, respectively.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1998, the Company had future legal loan commitments and stand-by financing agreements totaling $64.4 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

     MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.

     OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1998 and 1997 to be 4.75 percent and 5.25 percent, respectively, while the assumed average market crediting rate was 5.0 percent and 6.0 percent in 1998 and 1997, respectively.

     The carrying values and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997 were as follows:

                                                       DECEMBER 31, 1998             DECEMBER 31, 1997
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                     ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,482,820    $3,482,820      $3,668,643    $3,668,643
  Trading account securities....................       101,781       101,781          --            --
  Cash and short-term investments...............        71,820        71,820         259,925       259,925
  Mortgage loans and other real estate-related
     assets.....................................       164,375       164,375         220,046       220,046
  Policy loans..................................       271,540       271,540         282,439       282,439
  Equity securities.............................        66,854        66,854          24,839        24,839
  Other invested assets.........................        23,645        27,620          20,820        24,404
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,551,050     3,657,510       3,846,023     4,050,852
  Funds withheld account........................       170,920       170,920          23,420        23,420

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1999 is $64.9 million. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company paid no cash dividends in 1996.

     The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                  1998          1997          1996
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 64,871      $ 58,372      $ 37,287
                                                                ========      ========      ========
Statutory capital and surplus...............................    $455,213      $476,924      $411,837
                                                                ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

     The following table sets forth the Company's unaudited quarterly financial information:

     (in thousands)

                    QUARTER ENDED                      MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
                    -------------                      --------   -------   ------------   -----------
1998 OPERATING SUMMARY
  Net investment income..............................  $70,551    $68,467     $ 66,892      $ 67,602
  Realized investment gains..........................    1,854     15,673        8,951        25,390
  Premium income.....................................    5,203      5,941        5,278         5,924
  Separate account fees and other income.............   20,418     19,922       17,631        14,042
                                                       -------    -------     --------      --------
          Total revenue..............................   98,026    110,003       98,752       112,958
                                                       -------    -------     --------      --------
  Interest credited and benefits to policyholders....   57,930     57,939       54,251        34,815
  Commissions, taxes, licenses and fees..............   13,885     13,922       12,282        29,251
  Operating expenses.................................   10,094     12,157       10,528        11,794
  Net deferral of insurance acquisition costs........   (7,973)   (11,983)      (9,669)       (4,858)
  Amortization of value of business acquired.........    4,427      7,121        6,359          (230)
  Amortization of goodwill...........................    3,186      3,186        3,186         3,186
                                                       -------    -------     --------      --------
          Total benefits and expenses................   81,549     82,342       76,937        73,958
                                                       -------    -------     --------      --------
  Income before income tax expense...................   16,477     27,661       21,815        39,000
  Income tax expense.................................    7,247     11,774        8,828        11,955
                                                       -------    -------     --------      --------
          Net income.................................  $ 9,230    $15,887     $ 12,987      $ 27,045
                                                       =======    =======     ========      ========
1997 OPERATING SUMMARY
  Net investment income..............................  $74,249    $74,050     $ 72,950      $ 74,946
  Realized investment gains (losses).................      889      8,161       (3,032)        4,528
  Premium income.....................................    5,008      4,121        3,938         9,172
  Separate account fees and other income.............    8,909     12,961       12,215        62,415(1)
                                                       -------    -------     --------      --------
          Total revenue..............................   89,055     99,293       86,071       151,061
                                                       -------    -------     --------      --------
  Interest credited and benefits to policyholders....   57,859     56,643       57,965        55,687
  Commissions, taxes, licenses and fees..............    8,023      9,475        8,389        59,323(1)
  Operating expenses.................................    7,175      8,780       10,014        10,868
  Net deferral of insurance acquisition costs........   (7,216)    (6,877)      (7,471)      (13,409)
  Amortization of value of business acquired.........    4,821      6,991        6,743         6,393
  Amortization of goodwill...........................    2,547      2,552        2,549         7,647(2)
                                                       -------    -------     --------      --------
          Total benefits and expenses................   73,209     77,564       78,189       126,509
                                                       -------    -------     --------      --------
  Income before income tax expense...................   15,846     21,729        7,882        24,552
  Income tax expense.................................    5,678      8,723        3,778        13,113
                                                       -------    -------     --------      --------
          Net income.................................  $10,168    $13,006     $  4,104      $ 11,439
                                                       =======    =======     ========      ========

---------------

Notes:

(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.

(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.

(15) OPERATING SEGMENTS AND RELATED INFORMATION

     In June 1997, the FASB issued SFAS No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. SFAS No. 131 establishes standards for how to report information about operating segments. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, SFAS No. 131 requires comparative information for earlier years to be restated, unless impracticable to do so.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In connection with the acquisition by Zurich, the Company, FKLA, ZLICA, and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, began to operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

     Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBU's to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of generally accepted accounting principles. Zurich Kemper Life's SBU's were formed in 1996, subsequent to the acquisition by Zurich, however, financial information was not produced by SBU until 1997. Therefore, Zurich Kemper Life has not provided segment information for 1996, as it would be impracticable to do so.

     Zurich Kemper Life is segregated into the Agency, Financial, Group Retirement and Direct SBU's. The SBU's are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBU's cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and Group Retirement SBU's.

     Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.

     The principal products and markets of Zurich Kemper Life's SBU's are as follows:

     AGENCY: The Agency SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.

     FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

     GROUP RETIREMENT: The Group Retirement SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

     DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Summarized financial information for ZKL's SBU's are as follows:

     As of and for the period ending December 31, 1998:
     (in thousands)

                                                                      GROUP
                                            AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
            INCOME STATEMENT              ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income........................  $  160,067   $       56   $       --   $  5,583   $   165,706
  Net investment income.................     141,171      180,721      100,695        271       422,858
  Realized investment gains.............      20,335       33,691       15,659         30        69,715
  Fees and other income.................      80,831       40,421       31,074     23,581       175,907
                                          ----------   ----------   ----------   --------   -----------
       Total revenue....................     402,404      254,889      147,428     29,465       834,186
                                          ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits.................     243,793      117,742       73,844      2,110       437,489
  Intangible asset amortization.........      58,390       15,669       15,703         --        89,762
  Net deferral of insurance acquisition
     costs..............................     (55,569)      (9,444)     (22,964)   (22,765)     (110,742)
  Commissions and taxes, licenses and
     fees...............................      29,539       43,919       22,227     11,707       107,392
  Operating expenses....................      61,659       24,924       20,279     35,593       142,455
                                          ----------   ----------   ----------   --------   -----------
       Total benefits and expenses......     337,812      192,810      109,089     26,645       666,356
                                          ----------   ----------   ----------   --------   -----------
Income before income tax expense........      64,592       62,079       38,339      2,820       167,830
Income tax expense......................      26,774       24,340       14,794      1,001        66,909
                                          ----------   ----------   ----------   --------   -----------
       Net income.......................  $   37,818   $   37,739   $   23,545   $  1,819   $   100,921
                                          ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets..........................  $3,194,530   $8,232,927   $4,172,828   $ 46,254   $15,646,539
                                          ==========   ==========   ==========   ========   ===========

                                                                               NET
                                                                 REVENUE      INCOME      ASSETS
                                                               -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:......................................................   $   834,186   $100,921   $15,646,539
                                                               -----------   --------   -----------
Less:
  Revenue, net income and assets of FKLA....................       336,841     35,953     2,986,381
  Revenue, net loss and assets of ZLICA.....................        54,058     (1,066)      416,115
  Revenue, net income and assets Zurich Direct..............        23,548        885         4,322
                                                               -----------   --------   -----------
  Totals per the Company's consolidated financial
     statements.............................................   $   419,739   $ 65,149   $12,239,721
                                                               ===========   ========   ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     As of and for the period ending December 31, 1997:
     (in thousands)

                                                                  GROUP
                                        AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
          INCOME STATEMENT            ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income....................  $  167,439   $       --   $       --   $  4,249   $   171,688
  Net investment income.............     155,885      212,767       91,664        455       460,771
  Realized investment gains.........       2,503        7,744        2,692         50        12,989
  Fees and other income.............      78,668       73,823       23,663      8,007       184,161
                                      ----------   ----------   ----------   --------   -----------
       Total revenue................     404,495      294,334      118,019     12,761       829,609
                                      ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits.............     247,878      153,327       60,061      2,234       463,500
  Intangible asset amortization.....      58,534       25,593       15,589         --        99,716
  Net deferral of insurance
     acquisition costs..............     (50,328)     (18,222)     (13,033)    (5,242)      (86,825)
  Commissions and taxes, licenses
     and fees.......................      39,477       66,552       16,668      3,518       126,215
  Operating expenses................      55,859       20,282       14,320     19,472       109,933
                                      ----------   ----------   ----------   --------   -----------
       Total benefits and
          expenses..................     361,420      247,532       93,605     19,982       712,539
                                      ----------   ----------   ----------   --------   -----------
Income (loss) before income tax
  expense (benefit).................      53,075       46,802       24,414     (7,221)      117,070
Income tax expense (benefit)........      25,554       21,144       10,545     (2,528)       54,715
                                      ----------   ----------   ----------   --------   -----------
       Net income (loss)............  $   27,521   $   25,658   $   13,869   $ (4,693)  $    62,355
                                      ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets......................  $2,877,854   $7,416,791   $3,759,173   $ 41,669   $14,095,487
                                      ==========   ==========   ==========   ========   ===========

                                                                               NET
                                                                 REVENUE      INCOME      ASSETS
                                                               -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:......................................................   $   829,609   $ 62,355   $14,095,487
Less:
  Revenue, net income and assets of FKLA....................       338,854     24,740     3,105,396
  Revenue, net income and assets of ZLICA...................        57,233      2,193       398,786
  Revenue, net loss and assets of Zurich Direct.............         8,042     (3,295)        1,655
                                                               -----------   --------   -----------
       Totals per the Company's consolidated financial
          statements........................................   $   425,480   $ 38,717   $10,589,650
                                                               ===========   ========   ===========

                                   APPENDIX A

                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.82%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.72%, 4.28% and 10.28%, on a current basis. On a guaranteed basis, these rates of return would be -1.72%, 4.28% and 10.28%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.

     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.

     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                           0.00% HYPOTHETICAL              6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        1,050         724        18     100,000       775         68    100,000         826         119     100,000
   2        2,153       1,432       650     100,000     1,578        797    100,000       1,732         950     100,000
   3        3,310       2,116     1,260     100,000     2,406      1,549    100,000       2,720       1,864     100,000
   4        4,526       2,779     1,847     100,000     3,258      2,327    100,000       3,800       2,869     100,000
   5        5,802       3,420     2,413     100,000     4,137      3,131    100,000       4,982       3,975     100,000
   6        7,142       4,034     3,061     100,000     5,039      4,065    100,000       6,269       5,296     100,000
   7        8,549       4,623     3,697     100,000     5,963      5,038    100,000       7,675       6,750     100,000
   8       10,027       5,185     4,323     100,000     6,913      6,051    100,000       9,212       8,350     100,000
   9       11,578       5,723     4,939     100,000     7,888      7,104    100,000      10,894      10,110     100,000
  10       13,207       6,252     5,561     100,000     8,908      8,217    100,000      12,754      12,063     100,000
  11       14,917       6,773     6,191     100,000     9,974      9,391    100,000      14,810      14,228     100,000
  12       16,713       7,287     6,827     100,000    11,088     10,629    100,000      17,085      16,625     100,000
  13       18,599       7,793     7,472     100,000    12,254     11,933    100,000      19,600      19,278     100,000
  14       20,579       8,292     8,124     100,000    13,473     13,305    100,000      22,381      22,213     100,000
  15       22,657       8,784     8,784     100,000    14,748     14,748    100,000      25,458      25,458     100,000
  16       24,840       9,269     9,269     100,000    16,081     16,081    100,000      28,860      28,860     100,000
  17       27,132       9,747     9,747     100,000    17,475     17,475    100,000      32,622      32,622     100,000
  18       29,539      10,217    10,217     100,000    18,933     18,933    100,000      36,783      36,783     100,000
  19       32,066      10,682    10,682     100,000    20,457     20,457    100,000      41,385      41,385     100,000
  20       34,719      11,139    11,139     100,000    22,052     22,052    100,000      46,474      46,474     100,000

  25       50,113      11,094    11,094     100,000    29,051     29,051    100,000      79,988      79,988     107,184
  30       69,761       8,819     8,819     100,000    36,123     36,123    100,000     134,390     134,390     163,955
  35       94,836       2,532     2,532     100,000    42,438     42,438    100,000     221,096     221,096     256,471
  40      126,840           0         0           0    46,523     46,523    100,000     359,989     359,989     385,188
  45      167,685           0         0           0    44,811     44,811    100,000     584,900     584,900     614,145

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        1,050       723        17     100,000      774        67     100,000         825         118     100,000
   2        2,153     1,428       646     100,000    1,574       793     100,000       1,727         946     100,000
   3        3,310     2,111     1,254     100,000    2,400     1,543     100,000       2,713       1,857     100,000
   4        4,526     2,771     1,840     100,000    3,250     2,318     100,000       3,791       2,859     100,000
   5        5,802     3,409     2,402     100,000    4,125     3,118     100,000       4,967       3,960     100,000
   6        7,142     4,022     3,049     100,000    5,024     4,051     100,000       6,252       5,279     100,000
   7        8,549     4,610     3,685     100,000    5,947     5,022     100,000       7,655       6,730     100,000
   8       10,027     5,172     4,310     100,000    6,895     6,033     100,000       9,189       8,327     100,000
   9       11,578     5,706     4,922     100,000    7,866     7,082     100,000      10,865      10,081     100,000
  10       13,207     6,213     5,522     100,000    8,862     8,171     100,000      12,700      12,009     100,000
  11       14,917     6,690     6,107     100,000    9,881     9,298     100,000      14,706      14,124     100,000
  12       16,713     7,135     6,676     100,000   10,923    10,463     100,000      16,903      16,443     100,000
  13       18,599     7,548     7,227     100,000   11,986    11,665     100,000      19,309      18,987     100,000
  14       20,579     7,928     7,760     100,000   13,072    12,904     100,000      21,947      21,778     100,000
  15       22,657     8,270     8,270     100,000   14,179    14,179     100,000      24,840      24,840     100,000
  16       24,840     8,575     8,575     100,000   15,306    15,306     100,000      28,016      28,016     100,000
  17       27,132     8,837     8,837     100,000   16,450    16,450     100,000      31,504      31,504     100,000
  18       29,539     9,050     9,050     100,000   17,606    17,606     100,000      35,335      35,335     100,000
  19       32,066     9,209     9,209     100,000   18,771    18,771     100,000      39,548      39,548     100,000
  20       34,719     9,308     9,308     100,000   19,939    19,939     100,000      44,184      44,184     100,000

  25       50,113     8,690     8,690     100,000   25,698    25,698     100,000      75,723      75,723     101,469
  30       69,761     5,355     5,355     100,000   30,721    30,721     100,000     127,163     127,163     155,138
  35       94,836         0         0           0   33,403    33,403     100,000     208,790     208,790     242,196
  40      126,840         0         0           0   30,397    30,397     100,000     339,102     339,102     362,839
  45      167,685         0         0           0   12,335    12,335     100,000     549,834     549,834     577,326

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0.00% HYPOTHETICAL               6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   --------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST       CASH      SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%       VALUE        VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ----------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150         2,034       790     100,000     2,182        937    100,000       2,330       1,086     100,000
   2        6,458         3,975     2,506     100,000     4,399      2,930    100,000       4,842       3,372     100,000
   3        9,930         5,816     4,121     100,000     6,646      4,951    100,000       7,548       5,853     100,000
   4       13,577         7,560     5,640     100,000     8,927      7,007    100,000      10,476       8,556     100,000
   5       17,406         9,195     7,051     100,000    11,232      9,087    100,000      13,639      11,494     100,000
   6       21,426        10,763     8,630     100,000    13,606     11,473    100,000      17,110      14,977     100,000
   7       25,647        12,323    10,247     100,000    16,111     14,035    100,000      20,984      18,908     100,000
   8       30,080        13,874    11,900     100,000    18,756     16,782    100,000      25,308      23,335     100,000
   9       34,734        15,417    13,590     100,000    21,547     19,720    100,000      30,136      28,309     100,000
  10       39,620        16,952    15,318     100,000    24,493     22,858    100,000      35,524      33,889     100,000
  11       44,751        18,480    17,082     100,000    27,603     26,205    100,000      41,539      40,141     100,000
  12       50,139        19,999    18,883     100,000    30,885     29,769    100,000      48,252      47,136     100,000
  13       55,796        21,510    20,721     100,000    34,350     33,561    100,000      55,746      54,958     100,000
  14       61,736        23,014    22,597     100,000    38,007     37,590    100,000      64,112      63,695     100,000
  15       67,972        24,509    24,509     100,000    41,867     41,867    100,000      73,449      73,449     100,000
  16       74,521        25,997    25,997     100,000    45,941     45,941    100,000      83,873      83,873     100,000
  17       81,397        27,477    27,477     100,000    50,241     50,241    100,000      95,473      95,473     107,884
  18       88,617        28,949    28,949     100,000    54,780     54,780    100,000     108,276     108,276     120,186
  19       96,198        30,414    30,414     100,000    59,571     59,571    100,000     122,406     122,406     133,423
  20      104,158        31,871    31,871     100,000    64,628     64,628    100,000     138,006     138,006     147,666

  25      150,340        22,182    22,182     100,000    88,400     88,400    100,000     240,921     240,921     252,968
  30      209,282             0         0           0   122,190    122,190    128,299     403,071     403,071     423,224
  35      284,509             0         0           0   161,188    161,188    169,247     653,392     653,392     686,062
  40      380,519             0         0           0   209,175    209,175    211,267   1,055,328   1,055,328   1,065,882
  45      503,055             0         0           0   274,046    274,046    274,046   1,740,570   1,740,570   1,740,570

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       788     100,000    2,180       935     100,000       2,328       1,084     100,000
   2        6,458     3,969     2,499     100,000    4,392     2,923     100,000       4,835       3,365     100,000
   3        9,930     5,808     4,114     100,000    6,637     4,942     100,000       7,539       5,844     100,000
   4       13,577     7,549     5,629     100,000    8,914     6,994     100,000      10,462       8,542     100,000
   5       17,406     9,183     7,039     100,000   11,218     9,073     100,000      13,623      11,478     100,000
   6       21,426    10,705     8,573     100,000   13,545    11,412     100,000      17,046      14,913     100,000
   7       25,647    12,108    10,032     100,000   15,891    13,815     100,000      20,759      18,683     100,000
   8       30,080    13,379    11,405     100,000   18,247    16,273     100,000      24,793      22,819     100,000
   9       34,734    14,506    12,679     100,000   20,605    18,778     100,000      29,182      27,355     100,000
  10       39,620    15,474    13,839     100,000   22,956    21,321     100,000      33,970      32,335     100,000
  11       44,751    16,270    14,872     100,000   25,293    23,895     100,000      39,213      37,815     100,000
  12       50,139    16,883    15,767     100,000   27,614    26,498     100,000      44,981      43,866     100,000
  13       55,796    17,301    16,512     100,000   29,914    29,125     100,000      51,362      50,573     100,000
  14       61,736    17,508    17,091     100,000   32,192    31,775     100,000      58,459      58,042     100,000
  15       67,972    17,484    17,484     100,000   34,442    34,442     100,000      66,400      66,400     100,000
  16       74,521    17,196    17,196     100,000   36,652    36,652     100,000      75,339      75,339     100,000
  17       81,397    16,553    16,553     100,000   38,768    38,768     100,000      85,460      85,460     100,000
  18       88,617    15,593    15,593     100,000   40,839    40,839     100,000      96,918      96,918     107,579
  19       96,198    14,200    14,200     100,000   42,805    42,805     100,000     109,555     109,555     119,415
  20      104,158    12,293    12,293     100,000   44,643    44,643     100,000     123,506     123,506     132,151

  25      150,340         0         0           0   51,397    51,397     100,000     217,036     217,036     227,888
  30      209,282         0         0           0   50,445    50,445     100,000     363,456     363,456     381,629
  35      284,509         0         0           0   21,278    21,278     100,000     587,146     587,146     616,503
  40      380,519         0         0           0        0         0           0     945,311     945,311     954,764
  45      503,055         0         0           0        0         0           0   1,561,119   1,561,119   1,561,119

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   -------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH     CASH     SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   -------   ---------   ---------
   1        1,575     1,116        63     150,000     1,193        140    150,000     1,270        217      150,000
   2        3,229     2,206     1,041     150,000     2,431      1,265    150,000     2,664      1,498      150,000
   3        4,965     3,262     1,984     150,000     3,705      2,427    150,000     4,186      2,907      150,000
   4        6,788     4,299     2,908     150,000     5,033      3,643    150,000     5,863      4,472      150,000
   5        8,703     5,319     3,816     150,000     6,421      4,918    150,000     7,716      6,213      150,000
   6       10,713     6,324     4,869     150,000     7,870      6,416    150,000     9,764      8,310      150,000
   7       12,824     7,313     5,930     150,000     9,385      8,002    150,000    12,026     10,644      150,000
   8       15,040     8,287     6,998     150,000    10,967      9,679    150,000    14,526     13,237      150,000
   9       17,367     9,246     8,074     150,000    12,620     11,449    150,000    17,288     16,116      150,000
  10       19,810    10,190     9,157     150,000    14,348     13,315    150,000    20,339     19,306      150,000
  11       22,376    11,120    10,249     150,000    16,152     15,281    150,000    23,710     22,839      150,000
  12       25,069    12,036    11,349     150,000    18,037     17,350    150,000    27,436     26,748      150,000
  13       27,898    12,937    12,457     150,000    20,007     19,526    150,000    31,551     31,071      150,000
  14       30,868    13,825    13,574     150,000    22,065     21,813    150,000    36,099     35,847      150,000
  15       33,986    14,699    14,699     150,000    24,215     24,215    150,000    41,123     41,123      150,000
  16       37,261    15,560    15,560     150,000    26,461     26,461    150,000    46,674     46,674      150,000
  17       40,699    16,407    16,407     150,000    28,808     28,808    150,000    52,808     52,808      150,000
  18       44,309    17,242    17,242     150,000    31,260     31,260    150,000    59,585     59,585      150,000
  19       48,099    18,064    18,064     150,000    33,821     33,821    150,000    67,072     67,072      150,000
  20       52,079    18,873    18,873     150,000    36,498     36,498    150,000    75,345     75,345      150,000
  25       75,170    20,563    20,563     150,000    49,754     49,754    150,000   130,507    130,507      174,880
  30      104,641    20,028    20,028     150,000    64,804     64,804    150,000   219,867    219,867      268,237
  35      142,254    15,760    15,760     150,000    81,690     81,690    150,000   363,393    363,393      421,536
  40      190,260     4,910     4,910     150,000   100,910    100,910    150,000   594,696    594,696      636,325
  45      251,528         0         0           0   124,169    124,169    150,000   970,129    970,129    1,018,636

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,115        62     150,000    1,192       138     150,000     1,269        216    150,000
   2        3,229     2,201     1,035     150,000    2,424     1,259     150,000     2,658      1,492    150,000
   3        4,965     3,254     1,976     150,000    3,696     2,418     150,000     4,175      2,897    150,000
   4        6,788     4,273     2,883     150,000    5,006     3,616     150,000     5,834      4,443    150,000
   5        8,703     5,257     3,754     150,000    6,355     4,852     150,000     7,646      6,143    150,000
   6       10,713     6,205     4,751     150,000    7,743     6,289     150,000     9,626      8,172    150,000
   7       12,824     7,114     5,731     150,000    9,167     7,785     150,000    11,788     10,406    150,000
   8       15,040     7,984     6,695     150,000   10,631     9,342     150,000    14,153     12,865    150,000
   9       17,367     8,811     7,640     150,000   12,132    10,960     150,000    16,738     15,566    150,000
  10       19,810     9,598     8,565     150,000   13,672    12,639     150,000    19,568     18,535    150,000
  11       22,376    10,339     9,468     150,000   15,248    14,377     150,000    22,665     21,794    150,000
  12       25,069    11,033    10,346     150,000   16,861    16,174     150,000    26,056     25,369    150,000
  13       27,898    11,678    11,197     150,000   18,510    18,029     150,000    29,772     29,291    150,000
  14       30,868    12,272    12,021     150,000   20,195    19,943     150,000    33,847     33,595    150,000
  15       33,986    12,811    12,811     150,000   21,913    21,913     150,000    38,318     38,318    150,000
  16       37,261    13,293    13,293     150,000   23,666    23,666     150,000    43,229     43,229    150,000
  17       40,699    13,710    13,710     150,000   25,446    25,446     150,000    48,624     48,624    150,000
  18       44,309    14,054    14,054     150,000   27,248    27,248     150,000    54,552     54,552    150,000
  19       48,099    14,318    14,318     150,000   29,068    29,068     150,000    61,073     61,073    150,000
  20       52,079    14,490    14,490     150,000   30,898    30,898     150,000    68,252     68,252    150,000
  25       75,170    13,692    13,692     150,000   39,998    39,998     150,000   117,152    117,152    156,983
  30      104,641     8,832     8,832     150,000   48,190    48,190     150,000   196,640    196,640    239,901
  35      142,254         0         0           0   53,246    53,246     150,000   322,778    322,778    374,422
  40      190,260         0         0           0   50,591    50,591     150,000   524,148    524,148    560,838
  45      251,528         0         0           0   27,525    27,525     150,000   849,789    849,789    892,279

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1...        4,725     3,081     1,221     150,000     3,304      1,444    150,000       3,527       1,667     150,000
2...        9,686     6,094     3,896     150,000     6,736      4,538    150,000       7,406       5,208     150,000
3...       14,896     9,079     6,543     150,000    10,344      7,808    150,000      11,718       9,183     150,000
4...       20,365    12,036     9,163     150,000    14,136     11,263    150,000      16,512      13,639     150,000
5...       26,109    14,966    11,756     150,000    18,123     14,913    150,000      21,842      18,632     150,000
6...       32,139    17,869    14,676     150,000    22,315     19,122    150,000      27,767      24,574     150,000
7...       38,471    20,745    17,637     150,000    26,721     23,613    150,000      34,355      31,247     150,000
8...       45,120    23,595    20,639     150,000    31,353     28,397    150,000      41,678      38,722     150,000
9...       52,101    26,418    23,682     150,000    36,223     33,487    150,000      49,820      47,084     150,000
10..       59,431    29,216    26,767     150,000    41,342     38,893    150,000      58,872      56,423     150,000
11..       67,127    31,987    29,893     150,000    46,723     44,629    150,000      68,935      66,840     150,000
12..       75,208    34,733    33,061     150,000    52,381     50,709    150,000      80,122      78,450     150,000
13..       83,694    37,453    36,271     150,000    58,328     57,146    150,000      92,559      91,377     150,000
14..       92,604    40,149    39,524     150,000    64,580     63,955    150,000     106,387     105,762     150,000
15..      101,959    42,819    42,819     150,000    71,152     71,152    150,000     121,759     121,759     150,000
16..      111,782    45,465    45,465     150,000    78,062     78,062    150,000     138,826     138,826     159,650
17..      122,096    48,086    48,086     150,000    85,325     85,325    150,000     157,661     157,661     178,157
18..      132,926    50,684    50,684     150,000    92,961     92,961    150,000     178,440     178,440     198,068
19..      144,297    53,257    53,257     150,000   100,988    100,988    150,000     201,367     201,367     219,490
20..      156,237    55,806    55,806     150,000   109,427    109,427    150,000     226,670     226,670     242,537

25..      225,511    53,697    53,697     150,000   155,300    155,300    163,065     395,028     395,028     414,779
30..      313,924    38,927    38,927     150,000   212,719    212,719    223,355     663,376     663,376     696,545
35..      426,763         0         0           0   280,165    280,165    294,173   1,085,418   1,085,418   1,139,689
40..      570,779         0         0           0   363,210    363,210    366,842   1,766,507   1,766,507   1,784,173
45..      754,583         0         0           0   472,212    472,212    472,212   2,910,383   2,910,383   2,910,383

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,078     1,218     150,000    3,301     1,441     150,000       3,524       1,664     150,000
   2        9,686     6,012     3,814     150,000    6,652     4,454     150,000       7,319       5,121     150,000
   3       14,896     8,801     6,266     150,000   10,053     7,518     150,000      11,415       8,880     150,000
   4       20,365    11,441     8,568     150,000   13,505    10,632     150,000      15,843      12,970     150,000
   5       26,109    13,922    10,712     150,000   16,999    13,788     150,000      20,634      17,423     150,000
   6       32,139    16,234    13,041     150,000   20,530    17,336     150,000      25,823      22,630     150,000
   7       38,471    18,367    15,259     150,000   24,091    20,983     150,000      31,455      28,347     150,000
   8       45,120    20,304    17,348     150,000   27,672    24,716     150,000      37,576      34,620     150,000
   9       52,101    22,024    19,288     150,000   31,258    28,522     150,000      44,239      41,502     150,000
  10       59,431    23,506    21,057     150,000   34,838    32,389     150,000      51,510      49,061     150,000
  11       67,127    24,731    22,637     150,000   38,401    36,306     150,000      59,477      57,382     150,000
  12       75,208    25,684    24,012     150,000   41,944    40,272     150,000      68,246      66,574     150,000
  13       83,694    26,343    25,161     150,000   45,462    44,280     150,000      77,950      76,768     150,000
  14       92,604    26,688    26,063     150,000   48,953    48,328     150,000      88,750      88,126     150,000
  15      101,959    26,688    26,688     150,000   52,410    52,410     150,000     100,841     100,841     150,000
  16      111,782    26,295    26,295     150,000   55,814    55,814     150,000     114,458     114,458     150,000
  17      122,096    25,371    25,371     150,000   59,090    59,090     150,000     129,884     129,884     150,000
  18      132,926    23,976    23,976     150,000   62,311    62,311     150,000     147,284     147,284     163,485
  19      144,297    21,934    21,934     150,000   65,390    65,390     150,000     166,459     166,459     181,440
  20      156,237    19,127    19,127     150,000   68,295    68,295     150,000     187,626     187,626     200,760

  25      225,511         0         0           0   79,649    79,649     150,000     329,544     329,544     346,021
  30      313,924         0         0           0   81,442    81,442     150,000     551,709     551,709     579,294
  35      426,763         0         0           0   49,334    49,334     150,000     891,114     891,114     935,670
  40      570,779         0         0           0        0         0           0   1,434,561   1,434,561   1,448,906
  45      754,583         0         0           0        0         0           0   2,368,941   2,368,941   2,368,941

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         TABLE OF DEATH BENEFIT FACTORS

ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100

* attained age as of the beginning of the Policy Year

                      (This page intentionally left blank)

                      [LOGO OF FARMERS FINANCIAL SERVICES]






 FARMERS VARIABLE UNIVERSAL LIFE I is marketed exclusively by agents affiliated with farmers Insurance Group;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL  60049-0001

 Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.